               As filed with Securities and Exchange Commission on

                                 April 25, 2003

                           Registration Nos. 333-51676
                                    811-8828

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                     PRE-EFFECTIVE AMENDMENT NO.       [ ]
                      POST-EFFECTIVE AMENDMENT NO. 2   [X]
                                       and
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                AMENDMENT NO. 23       [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                             Anne M. Goggin, Esquire
                    Senior Vice President and General Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02117


                                    COPY TO:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

                       NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES

                          SUPPLEMENT DATED MAY 1, 2003
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003

     The Prospectus describes the charges applicable to Contracts issued on or after May 1, 2003. For Contracts issued prior to May 1, 2003, however, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than described in the Prospectus on pages A-10 and A-35 for each Class.

     In addition, for Contracts for which a completed application and any other required paper work were received in good order at our Annuity Administrative Office by February 14, 2003, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower than described in the Prospectus on pages A-8, A-10, A-38, and A-42 (0.35% rather than 0.50%).

AFS Supp 05-03

                           AMERICAN FORERUNNER SERIES
             Individual Flexible Premium Variable Annuity Contracts


                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office:
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117



     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series.



METROPOLITAN FUND



State Street Research Money Market Portfolio


Lehman Brothers(R) Aggregate Bond Index Portfolio


Salomon Brothers Strategic Bond Opportunities
  Portfolio


Salomon Brothers U.S. Government Portfolio


State Street Research Bond Income Portfolio


Balanced Portfolio


Alger Equity Growth Portfolio


Davis Venture Value Portfolio


FI Structured Equity Portfolio


Harris Oakmark Large Cap Value Portfolio


MetLife Stock Index Portfolio


MFS Investors Trust Portfolio


MFS Research Managers Portfolio


Met/Putnam Voyager Portfolio


State Street Research Investment Trust Portfolio


State Street Research Large Cap Value Portfolio


FI Mid Cap Opportunities Portfolio


Harris Oakmark Focused Value Portfolio


Janus Mid Cap Portfolio


MetLife Mid Cap Stock Index Portfolio


Neuberger Berman Partners Mid Cap Value Portfolio


Franklin Templeton Small Cap Growth Portfolio


Loomis Sayles Small Cap Portfolio


Russell 2000(R) Index Portfolio


State Street Research Aurora Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Putnam International Stock Portfolio


MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio
PIMCO Total Return Portfolio

Janus Aggressive Growth Portfolio


Met/AIM Mid Cap Core Equity Portfolio


T. Rowe Price Mid-Cap Growth Portfolio

Met/AIM Small Cap Growth Portfolio
PIMCO Innovation Portfolio

Harris Oakmark International Portfolio


MFS Research International Portfolio


AMERICAN FUNDS INSURANCE SERIES

American Funds Growth Fund
American Funds Growth-Income Fund
American Funds Global Small Capitalization Fund

     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

     -- Standard Class,

     -- B Plus Class,

     -- C Class,

     -- L Class, and

     -- P Class.

     If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2003. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-61 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                  MAY 1, 2003

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                  PAGE
                                                                  ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........       A-5
HIGHLIGHTS..................................................       A-6
FEE TABLE...................................................      A-10
HOW THE CONTRACT WORKS......................................      A-16
THE COMPANY.................................................      A-17
THE VARIABLE ACCOUNT........................................      A-17
INVESTMENTS OF THE VARIABLE ACCOUNT.........................      A-17
  Investment Advice.........................................      A-21
  Share Classes of the Eligible Funds.......................      A-22
  Substitution of Investments...............................      A-22
THE FIXED ACCOUNT...........................................      A-23
THE CONTRACTS...............................................      A-23
  Standard Class............................................      A-23
  B Plus Class..............................................      A-23
  C Class...................................................      A-24
  L Class...................................................      A-24
  P Class...................................................      A-24
  Purchase Payments.........................................      A-24
  Ten Day Right to Review...................................      A-25
  Allocation of Purchase Payments...........................      A-25
  Contract Value and Accumulation Unit Value................      A-25
  Payment on Death Prior to Annuitization...................      A-25
  Standard Death Benefit....................................      A-26
  Annual Step-Up Death Benefit..............................      A-26
  Greater of Annual Step-Up or 5% Annual Increase Death
     Benefit................................................      A-26
  Earnings Preservation Benefit Rider.......................      A-27
  Transfer Privilege........................................      A-29
  Dollar Cost Averaging.....................................      A-30
  Asset Rebalancing.........................................      A-31
  Withdrawals...............................................      A-32
  Systematic Withdrawals....................................      A-32
  Suspension of Payments....................................      A-33
  Inactive Contracts........................................      A-33
  Ownership Rights..........................................      A-33
  Requests and Elections....................................      A-34
  Confirming Transactions...................................      A-34
  State Variations..........................................      A-35
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER
  DEDUCTIONS................................................      A-35
  Asset-Based Insurance Charge..............................      A-35
  Contract Administrative Fee...............................      A-36
  Withdrawal Charge.........................................      A-36
  Earnings Preservation Benefit Rider.......................      A-38
  Guaranteed Minimum Income Benefit Rider...................      A-38
  Premium and Other Tax Charges.............................      A-38
  Other Expenses............................................      A-38

                                                                  PAGE
                                                                  ----
ANNUITY PAYMENTS............................................      A-38
  Election of Annuity.......................................      A-38
  Annuity Options...........................................      A-39
  Amount of Annuity Payments................................      A-40
GUARANTEED MINIMUM INCOME BENEFIT...........................      A-41
  Ownership.................................................      A-42
  GMIB Annuity Table........................................      A-42
  Exercising the GMIB Rider.................................      A-42
  GMIB Rider Charge.........................................      A-42
  Termination Provisions....................................      A-43
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............      A-43
FEDERAL INCOME TAX CONSIDERATIONS...........................      A-43
  Taxation of Non-Qualified Contracts.......................      A-44
  Taxation of Qualified Contracts...........................      A-45
  Possible Tax Law Changes..................................      A-46
VOTING RIGHTS...............................................      A-47
DISTRIBUTION OF THE CONTRACTS...............................      A-47
THE OPERATION OF THE FIXED ACCOUNT..........................      A-48
  Contract Value and Fixed Account Transactions.............      A-48
INVESTMENT PERFORMANCE INFORMATION..........................      A-49
  Yields....................................................      A-49
  Standard Return...........................................      A-49
  Non-Standard Return.......................................      A-49
  Other Performance.........................................      A-50
FINANCIAL STATEMENTS........................................      A-50
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................      A-50
APPENDIX A: Consumer Tips...................................      A-57
APPENDIX B: Withdrawal Charge...............................      A-58
APPENDIX C: Premium Tax.....................................      A-59
APPENDIX D: Exchanged Contracts.............................      A-60
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....      A-61

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.


     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.


     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawals of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

THE CONTRACTS:

     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

     -- Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

     -- B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

     -- C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

     -- L Class, which reduces the period of time (3 years) that a Withdrawal
       Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

     -- P Class, which lengthens the period of time (9 years) that a Withdrawal
       Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

                                 Relationship of Withdrawal Charges
                                  to Asset-Based Insurance Charges
                                     for Each Class of Contract

                                    [GRAPH]


     For actual expenses of each Class, see the Fee Table on page A-10.


PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (exceptions may apply):

CLASS                                                     INITIAL              SUBSEQUENT
-----                                                     -------              ----------
Standard, P...................................  $ 5,000(nonqualified plans)       $500
                                                $ 2,000(qualified plans)
C,L...........................................  $25,000                           $500
B Plus........................................  $10,000                           $500

We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86. (See "Purchase Payments.")

OWNERSHIP:

     A purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE
                                    ----
TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:


     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003. You can allocate your Contract Value to as many of the accounts as you choose including the Fixed Account at any time. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.



     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without Federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to "market timing." (See "Transfer Privilege.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states.


     -- asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by .25% for subaccounts investing in the American Funds Insurance Series).


     -- annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

     -- except for C Class, withdrawal charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.


     -- for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of
       0.50% imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization.


     -- for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.


     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")


     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death, and a Guaranteed Minimum Income Benefit Rider ("GMIB"), which provides an additional "floor" on annuity payments.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Rider equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.

WITHDRAWALS:


     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

REPLACEMENT OF CONTRACTS


     Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a withdrawal charge on your existing contract, and the Contract will impose a new withdrawal charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits and charges.

                                   FEE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.



CONTRACT OWNER TRANSACTION EXPENSES

          Sales Charge Imposed on Purchase Payments.........  None
          Withdrawal Charge (as a percentage of each
            purchase payment)...............................  9% declining annually -- see Note
                                                              (1)
          Transfer Fee(2)...................................  $25



NOTES:


(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:



        NUMBER OF
        COMPLETE YEARS FROM RECEIPT OF  STANDARD CLASS    B PLUS CLASS    L CLASS    P CLASS    C CLASS
        PURCHASE PAYMENT                    CHARGE           CHARGE       CHARGE     CHARGE     CHARGE
        ------------------------------  --------------    ------------    -------    -------    -------
        0.............................         7%               9%            7%        8%       None
        1.............................         6%               8%            6%        8%
        2.............................         6%               8%            5%        8%
        3.............................         5%               7%            0%        7%
        4.............................         4%               6%            0%        6%
        5.............................         3%               5%            0%        5%
        6.............................         2%               4%            0%        4%
        7.............................         0%               2%            0%        3%
        8.............................         0%               2%            0%        2%
        9 and thereafter..............         0%               0%            0%        0%



(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.



     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)


        Asset-Based Insurance Charge for all subaccounts except the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)



                                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
                                              --------------   ---------------   -------   -------   -------
          Standard Death Benefit............      1.25%             1.60%         1.60%     1.50%     1.15%
          Annual Step-Up Death Benefit......      1.45%             1.80%         1.80%     1.70%     1.35%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit...      1.60%             1.95%         1.95%     1.85%     1.50%



        Asset-Based Insurance Charge for the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)



                                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
                                              --------------   ---------------   -------   -------   -------
          Standard Death Benefit............      1.50%             1.85%         1.85%     1.75%     1.40%
          Annual Step-Up Death Benefit......      1.70%             2.05%         2.05%     1.95%     1.60%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit...      1.85%             2.20%         2.20%     2.10%     1.75%



          Earnings Preservation Benefit Rider(3)............   0.25%
OTHER CONTRACT FEES
          Annual Contract Administrative Fee(4).............    $30
          Guaranteed Minimum Income Benefit(5)..............   0.50%



NOTES:

(1) After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. (1.50% for the American Funds Growth, American Funds

     Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.



(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.


(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.


(5) The Guaranteed Minimum Income Benefit Rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. See "GUARANTEED MINIMUM INCOME BENEFIT" on p. A-41 for more information.



     This charge is reduced to 0.45% if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit.



     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.



RANGE OF ELIGIBLE FUND OPERATING EXPENSES


(AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .56%     4.67%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable waiver or reimbursement
arrangement)................................................    .56%     1.40%



NOTE:


(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2004, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2002, before and after any applicable contractual expense subsidy or expense deferral arrangement:



ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)



                                                                               GROSS     CONTRACTUAL    NET TOTAL
                                                       12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                       MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                          FEES        FEES(3)      EXPENSES   EXPENSES    DEFERRAL      EXPENSES
                                       ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.(2)....
State Street Research Money Market
  Portfolio..........................     .35%          .25%         .08%       .68%           0%          .68%
Lehman Brothers Aggregate Bond Index
  Portfolio..........................     .25%          .25%         .09%       .59%           0%          .59%

                                                                               GROSS     CONTRACTUAL    NET TOTAL
                                                       12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                       MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                          FEES        FEES(3)      EXPENSES   EXPENSES    DEFERRAL      EXPENSES
                                       ----------   ------------   --------   --------   -----------   -----------
Salomon Brothers Strategic Bond
  Opportunities Portfolio............     .65%          .15%         .20%      1.00%           0%         1.00%
Salomon Brothers U.S. Government
  Portfolio(4).......................     .55%          .15%         .15%       .85%           0%          .85%
State Street Research Bond Income
  Portfolio..........................     .40%          .25%         .11%       .76%           0%          .76%
Balanced Portfolio(5)................     .70%          .15%         .15%      1.00%           0%         1.00%
Alger Equity Growth Portfolio........     .75%          .15%         .04%       .94%           0%          .94%
Davis Venture Value Portfolio(5).....     .75%          .15%         .05%       .95%           0%          .95%
FI Structured Equity Portfolio(5)....     .67%          .15%         .05%       .87%           0%          .87%
Harris Oakmark Large Cap Value
  Portfolio(5).......................     .75%          .15%         .08%       .98%           0%          .98%
MetLife Stock Index Portfolio........     .25%          .25%         .06%       .56%           0%          .56%
MFS Investors Trust
  Portfolio(4)(5)....................     .75%          .15%         .59%      1.49%         .34%         1.15%
MFS Research Managers
  Portfolio(4)(5)....................     .75%          .15%         .39%      1.29%         .14%         1.15%
Met/Putnam Voyager Portfolio(4)......     .80%          .15%         .27%      1.22%         .07%         1.15%
State Street Research Investment
  Trust Portfolio(5).................     .49%          .25%         .05%       .79%           0%          .79%
State Street Research Large Cap Value
  Portfolio(4).......................     .70%          .15%        1.63%      2.48%        1.38%         1.10%
FI Mid Cap Opportunities
  Portfolio(4).......................     .80%          .25%        3.62%      4.67%        3.37%         1.30%
Harris Oakmark Focused Value
  Portfolio..........................     .75%          .15%         .07%       .97%           0%          .97%
Janus Mid Cap Portfolio..............     .69%          .25%         .06%      1.00%           0%         1.00%
MetLife Mid Cap Stock Index
  Portfolio..........................     .25%          .25%         .18%       .68%           0%          .68%
Neuberger Berman Partners Mid Cap
  Value Portfolio(5).................     .69%          .25%         .11%      1.05%           0%         1.05%
Franklin Templeton Small Cap Growth
  Portfolio(4).......................     .90%          .25%         .61%      1.76%         .36%         1.40%
Loomis Sayles Small Cap Portfolio....     .90%          .15%         .07%      1.12%           0%         1.12%
Russell 2000 Index Portfolio.........     .25%          .25%         .24%       .74%           0%          .74%
State Street Research Aurora
  Portfolio..........................     .85%          .15%         .10%      1.10%           0%         1.10%
Morgan Stanley EAFE Index
  Portfolio(4).......................     .30%          .25%         .49%      1.04%         .04%         1.00%
Putnam International Stock
  Portfolio..........................     .90%          .15%         .22%      1.27%           0%         1.27%
MET INVESTORS SERIES TRUST(2)........
Lord Abbett Bond Debenture
  Portfolio(6).......................     .60%          .25%         .20%      1.05%         .05%         1.00%
PIMCO Total Return Portfolio.........     .50%          .25%         .15%       .90%           0%          .90%
Janus Aggressive Growth
  Portfolio(6)(7)....................     .80%          .25%         .62%      1.67%         .52%         1.15%
Met/AIM Mid Cap Core Equity
  Portfolio(6)(7)....................     .75%          .25%         .91%      1.91%         .71%         1.20%
T. Rowe Price Mid-Cap Growth
  Portfolio(6)(7)....................     .75%          .25%         .51%      1.51%         .31%         1.20%
Met/AIM Small Cap Growth
  Portfolio(6)(7)....................     .90%          .25%        1.17%      2.32%        1.02%         1.30%
PIMCO Innovation Portfolio(6)(7).....     .95%          .25%         .76%      1.96%         .61%         1.35%
Harris Oakmark International
  Portfolio Class B(6)(7)(8).........     .85%          .25%        1.54%      2.64%        1.19%         1.45%
Harris Oakmark International
  Portfolio Class E(6)(7)(8).........     .85%          .15%        1.42%      2.42%        1.07%         1.35%
MFS Research International
  Portfolio(6).......................     .80%          .25%        1.02%      2.07%         .72%         1.35%
AMERICAN FUNDS INSURANCE SERIES(2)...
American Funds Growth Fund...........     .38%          .25%         .02%       .65%           0%          .65%
American Funds Growth-Income Fund....     .34%          .25%         .01%       .60%           0%          .60%
American Funds Global Small
  Capitalization Fund................     .80%          .25%         .04%      1.09%           0%         1.09%

NOTES:



(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.



(2) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(3) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.



(4) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2004, the following percentages: 1.15% for the Met/Putnam Voyager Portfolio; 1.00% for the Morgan Stanley EAFE Index Portfolio; 1.40% for the Franklin Templeton Small Cap Growth Portfolio; 1.10% for the State Street Research Large Cap Value Portfolio; 1.30% for the FI Mid Cap Opportunities Portfolio; and 1.15% for the MFS Investors Trust Portfolio and MFS Research Managers Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, State Street Research Large Cap Value Portfolio, Salomon Brothers U.S. Government Portfolio, FI Mid Cap Opportunities Portfolio, and MFS Investors Trust Portfolio and MFS Research Managers Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits. Net Total Contractual Annual Expenses for the Franklin Templeton Small Cap Growth, State Street Research Large Cap Value, MFS Investors Trust, MFS Research Managers, and FI Mid Cap Opportunities Portfolios have been restated to reflect the terms of the Expense Agreement.



(5) Net Total Contractual Annual Expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, Net Total Contractual Annual Expenses would have been .97% for the Harris Oakmark Large Cap Value Portfolio, .77% for the State Street Research Investment Trust Portfolio, 1.02% for the Neuberger Berman Partners Mid Cap Value Portfolio, .93% for the Davis Venture Value Portfolio, .86% for the FI Structured Equity Portfolio, .98% for the Balanced Portfolio, 1.13% for the MFS Investors Trust Portfolio, and 1.08% for the MFS Research Managers Portfolio.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses and 12b-1 fees) will not exceed, at any time prior to April 30, 2004, the following percentages: 1.00% for the Lord Abbett Bond Debenture Portfolio; 1.20% for the Met/AIM Mid Cap Core Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.20% for the T. Rowe Price Mid-Cap Growth Portfolio; 1.35% for the PIMCO Innovation Portfolio; 1.35% for the MFS Research International Portfolio; 1.45% (Class B) and 1.35% (Class E) for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager. Net Total Contractual Annual Expenses for the Lord Abbett Bond Debenture, Janus Aggressive Growth, T. Rowe Price Mid-Cap Growth, MFS Research International, Harris Oakmark International, and Met/AIM Mid Cap Core Equity Portfolios have been restated to reflect the terms of the Expense Limitation Agreement.



(7) Net Total Contractual Annual Expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, Net Total Contractual Annual Expenses would have been 1.11% for the T. Rowe Price Mid-Cap Growth Portfolio, 1.27% for the PIMCO Innovation Portfolio, 1.17% for the Met/AIM Mid Cap Core Equity Portfolio, 1.28% for the Met/AIM Small Cap Growth Portfolio, 1.05% for the Janus Aggressive Growth Portfolio, and 1.41% (Class B) and 1.32% (Class E) for the Harris Oakmark International Portfolio.



(8) The Harris Oakmark International Portfolio Class E is only available to Contracts purchased prior to May 1, 2003. The Harris Oakmark International Portfolio Class B is only available to Contracts purchased on or after May 1, 2003.

EXAMPLES




     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses. (1)



     The examples assume that the Contract has (i) the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, (ii) the Guaranteed Minimum Income Benefit Rider, and (iii) the Earnings Preservation Benefit Rider.



     EXAMPLE 1.  This Example assumes that you invest $10,000 in a Standard
                                                                   --------
Class Contract for the time periods indicated. The Example also assumes that
----- --------
your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,398.23   $2,601.67   $3,742.51   $6,509.44
                                                     ---------   ---------   ---------   ---------
     (b)...........................................  $  995.69   $1,450.63   $1,918.49   $3,335.09
                                                     ---------   ---------   ---------   ---------



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):



                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $698.23   $2,061.67   $3,382.51   $6,509.44
                                                       -------   ---------   ---------   ---------
     (b).............................................  $295.69   $  910.63   $1,558.49   $3,335.09
                                                       -------   ---------   ---------   ---------



     EXAMPLE 2.  This Example assumes that you invest $10,000 in a B Plus Class
                                                                   - ---- -----
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,629.84   $2,920.87   $4,156.41   $6,928.66
                                                     ---------   ---------   ---------   ---------
     (b)...........................................  $1,228.63   $1,751.72   $2,307.28   $3,759.49
                                                     ---------   ---------   ---------   ---------



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):



                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $729.84   $2,200.87   $3,616.41   $6,928.66
                                                       -------   ---------   ---------   ---------
     (b).............................................  $328.63   $1,031.72   $1,767.28   $3,759.49
                                                       -------   ---------   ---------   ---------



     EXAMPLE 3.  This Example assumes that you invest $10,000 in a C Class
                                                                   - -----
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no withdrawal charges apply to the C Class):



                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $728.88   $2,145.31   $3,508.67   $6,700.40
                                                       -------   ---------   ---------   ---------
     (b).............................................  $327.63   $1,005.57   $1,715.04   $3,637.71
                                                       -------   ---------   ---------   ---------

     EXAMPLE 4.  This Example assumes that you invest $10,000 in an L Class
                                                                    - -----
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,420.27   $2,661.87   $3,473.40   $6,647.39
                                                     ---------   ---------   ---------   ---------
     (b)...........................................  $1,018.66   $1,518.97   $1,671.28   $3,553.68
                                                     ---------   ---------   ---------   ---------



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):



                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $720.27   $2,121.87   $3,473.40   $6,647.39
                                                       -------   ---------   ---------   ---------
     (b).............................................  $318.66   $  978.97   $1,671.28   $3,553.68
                                                       -------   ---------   ---------   ---------



     EXAMPLE 5.  This Example assumes that you invest $10,000 in a P Class
                                                                   - -----
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,487.67   $2,752.72   $3,878.64   $6,442.18
                                                     ---------   ---------   ---------   ---------
     (b)...........................................  $1,084.69   $1,597.77   $2,044.05   $3,228.57
                                                     ---------   ---------   ---------   ---------



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):



                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $687.67   $2,032.72   $3,338.64   $6,442.18
                                                       -------   ---------   ---------   ---------
     (b).............................................  $284.69   $  877.77   $1,504.05   $3,228.57
                                                       -------   ---------   ---------   ---------



     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:

(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of .039% for the Standard Class, .019% for the B Plus Class, .011% for the C Class, .018% for the L Class, and .033% for the P Class. (See (4), on p. A-11.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-50).

                             HOW THE CONTRACT WORKS

                                    PURCHASE

- You must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges:

  - Standard Class
  - B Plus Class
  - C Class
  - L Class
  - P Class

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines, which vary by Class.
                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date for the Standard Class; nine years for the B Plus Class; three years for the L Class; and nine years for the P Class; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 91. Joint Contract Owners may not make a purchase payment after the older Contract Owner reaches age 86.


- Minimum $500 with certain exceptions (see page A-24).


                                  WITHDRAWALS

- You may make withdrawals from your Contract, subject to imposition of a Withdrawal Charge.

- No Withdrawal Charge applies to Class C. For the other Classes, you may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.

- In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments.

- After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year.

- Withdrawals may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first 2 years.

- Premium tax charge may apply.

                                 DEATH PROCEEDS

- You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits -- the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

- Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract.

- You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death, and/or the Guaranteed Minimum Income Benefit Rider, which provides a "floor" on annuity payments.

- Your Death Proceeds are guaranteed not to be less than your total purchase payments adjusted for any prior withdrawals (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.
- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial withdrawals and Contract charges.
- The Contract Value invested in the Eligible Funds is not guaranteed.

- Earnings in the Contract are free of any current income taxes (see page A-43).

- You may change the allocation of future payments, within limits, at any time.
- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")

                              RETIREMENT BENEFITS
- Lifetime income options.
- Fixed and/or variable payout options.
- Retirement benefits may be taxable.
- Premium tax charge may apply.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct an Asset-Based Insurance Charge from the Contract Value daily. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. Asset-Based Insurance Charges (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization are:

  Standard Class -- MINIMUM-1.25%; MAXIMUM-1.60%


  B Plus Class -- MINIMUM-1.60%; MAXIMUM-1.95%


  C Class -- MINIMUM-1.60%; MAXIMUM-1.95%


  L Class -- MINIMUM-1.50%; MAXIMUM-1.85%


  P Class -- MINIMUM-1.15%; MAXIMUM-1.50%

  (These amounts increase by .25% for subaccounts investing in the American Funds Insurance Series)

- We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

- After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit, except that for the B Plus and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. These amounts increase by .25% for Subaccounts investing in the American Funds Insurance Series.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                       ANNUAL CONTRACT ADMINISTRATIVE FEE

- We deduct a $30 Contract Administrative Fee from the Contract Value in the Variable Account on each anniversary while the Contract is in-force and on full withdrawal. We deduct a pro rata portion on annuitization. We do not deduct this fee during the accumulation period or on annuitization if the Contract Value is $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

                               WITHDRAWAL CHARGE

- No Withdrawal Charge applies to Class C.

- For the other Classes, we deduct a Withdrawal Charge (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

- You may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.


- The applicable Withdrawal Charge varies by Class (see pages A-36 to A-38).


                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence.

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may withdraw your Contract Value at any time, less any applicable Withdrawal Charge, subject to any applicable tax law restrictions.

- We may waive the Withdrawal Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT


     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among as many accounts (including the Fixed Account, with certain exceptions.) as you choose at any one time. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."


     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.


     Certain Eligible Funds available under the Contracts were previously series of the New England Zenith Fund. Effective May 1, 2003, however, these series of the New England Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund. The reorganization did not affect the investment objectives or policies, investment advisory fees, or investment adviser or subadvisers of any of these series.


     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     STATE STREET RESEARCH MONEY MARKET PORTFOLIO



     The State Street Research Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Portfolio.


     During extended periods of low interest rates, the yields of the subaccount investing in the State Street Research Money Market Series may become extremely low and possibly negative.


     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.



     SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO



     The Salomon Brothers Strategic Bond Opportunities Portfolio's investment objective is a high level of total return consistent with preservation of capital.



     SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO



     The Salomon Brothers U.S. Government Portfolio's investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.



     STATE STREET RESEARCH BOND INCOME PORTFOLIO



     The State Street Research Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.



     BALANCED PORTFOLIO



     The Balanced Portfolio's investment objective is long-term total return from a combination of capital appreciation and current income.



     ALGER EQUITY GROWTH PORTFOLIO



     The Alger Equity Growth Portfolio's investment objective is long-term capital appreciation.



     DAVIS VENTURE VALUE PORTFOLIO



     The Davis Venture Value Portfolio's investment objective is growth of capital.



     FI STRUCTURED EQUITY PORTFOLIO



     The FI Structured Equity Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO



     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



     MFS INVESTORS TRUST PORTFOLIO



     The MFS Investors Trust Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.



     MFS RESEARCH MANAGERS PORTFOLIO



     The MFS Research Managers Portfolio's investment objective is long-term growth of capital.

     MET/PUTNAM VOYAGER PORTFOLIO (FORMERLY THE PUTNAM LARGE CAP GROWTH
PORTFOLIO)



     The Met/Putnam Voyager Portfolio's investment objective is capital appreciation.



     STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO



     The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.



     STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO



     The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.



     JANUS MID CAP PORTFOLIO



     The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").



     NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO



     The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



     LOOMIS SAYLES SMALL CAP PORTFOLIO



     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.



     RUSSELL 2000 INDEX PORTFOLIO



     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.



     STATE STREET RESEARCH AURORA PORTFOLIO



     The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.



     MORGAN STANLEY EAFE INDEX PORTFOLIO



     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").



     PUTNAM INTERNATIONAL STOCK PORTFOLIO



     The Putnam International Stock Portfolio's investment objective is long-term growth of capital.


     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.


     JANUS AGGRESSIVE GROWTH PORTFOLIO



     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.


     MET/AIM MID CAP CORE EQUITY PORTFOLIO

     The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.


     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (FORMERLY THE MFS MID CAP GROWTH PORTFOLIO)



     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.



     MET/AIM SMALL CAP GROWTH PORTFOLIO


     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

     PIMCO INNOVATION PORTFOLIO

     The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.


     HARRIS OAKMARK INTERNATIONAL PORTFOLIO (FORMERLY THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO) CLASS B*



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     MFS RESEARCH INTERNATIONAL PORTFOLIO


     The MFS Research International Portfolio's investment objective is capital appreciation.

     AMERICAN FUNDS GROWTH FUND

     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH-INCOME FUND

     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.

     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.
------------


 * Class E shares of the Harris Oakmark International Portfolio are only available to Contracts issued prior to May 1, 2003.
                                 -----

INVESTMENT ADVICE


     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
State Street Research Money Market.........................    State Street Research & Management
                                                               Company
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Salomon Brothers Strategic Bond Opportunities*.............    Salomon Brothers Asset Management Inc
Salomon Brothers U.S. Government...........................    Salomon Brothers Asset Management Inc
State Street Research Bond Income..........................    State Street Research & Management
                                                               Company
Balanced...................................................    Wellington Management Company, LLP
Alger Equity Growth........................................    Fred Alger Management, Inc.
Davis Venture Value........................................    Davis Selected Advisers, L.P.**
FI Structured Equity.......................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
MetLife Stock Index........................................    Metropolitan Life Insurance Company
MFS Investors Trust........................................    Massachusetts Financial Services Company
MFS Research Managers......................................    Massachusetts Financial Services Company
Met/Putnam Voyager.........................................    Putnam Investment Management, LLC
State Street Research Investment Trust.....................    State Street Research & Management
                                                               Company
State Street Research Large Cap Value......................    State Street Research & Management
                                                               Company
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Janus Mid Cap..............................................    Janus Capital Management, LLC
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
Neuberger Berman Partners Mid Cap Value....................    Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
Loomis Sayles Small Cap....................................    Loomis Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
State Street Research Aurora...............................    State Street Research & Management
                                                               Company
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company
Putnam International Stock.................................    Putnam Investment Management, LLC


------------


 * The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment sub-advisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.



** Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



     For more information regarding the investment adviser and the subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information about the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.



     Met Investors Advisory LLC (formerly, Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e., investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investors Series Trust Portfolios also has an Adviser (i.e., subadviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC, a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"), is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Research International Portfolio. T. Rowe Price Associates, Inc. became the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio on January 1, 2003. Prior to that time, Massachusetts Financial Services Company served as Adviser. PIMCO Equity Advisors, a division of ADAM LP, is the Adviser to the PIMCO Innovation Portfolio. Janus Capital Management LLC is the Adviser to the Janus Aggressive Growth Portfolio. Harris Associates L.P. became the Adviser to the Harris Oakmark International Portfolio on January 1, 2003. Prior to that time State Street Research & Management Company served as Adviser. For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the

Statement of Additional Information about the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.


     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.


     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



     An investment adviser or affiliates thereof may compensate the Company and/or certain affiliates for administrative, distribution, or other services relating to the Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. We (or our affiliates) may also be compensated with 12b-1 distribution fees from the Eligible Funds, up to ..25% of the assets of the Eligible Funds attributable to the Contracts. Some Eligible Funds or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class B shares of the State Street
                                            ----- -
       Research Money Market, State Street Research Bond Income, Lehman Brothers Aggregate Bond Index, State Street Research Investment Trust, MetLife Stock Index, MetLife Mid Cap Stock Index, FI Mid Cap Opportunities, Neuberger Berman Partners Mid Cap Value, Janus Mid Cap, Russell 2000 Index, Franklin Templeton Small Cap Growth, and Morgan Stanley EAFE Index Portfolios; and Class E shares of Salomon Brothers U.S. Government,
                       ----- -
       Salomon Brothers Strategic Bond Opportunities, Balanced, MFS Research Managers, MFS Investors Trust, State Street Research Large Cap Value, Harris Oakmark Large Cap Value, FI Structured Equity, Davis Venture Value, Met/Putnam Voyager, Alger Equity Growth, Harris Oakmark Focused Value, Loomis Sayles Small Cap, State Street Research Aurora, and Putnam International Stock Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares of all
                                                     ----- -
       Portfolios except the Harris Oakmark International Portfolio, which is Class B for Contracts issued on or after May 1, 2003 and Class E for
       ----- -                      -- -- -----                 ----- -
       Contracts issued prior to May 1, 2003.
                        ----- --


     -- For the American Funds Insurance Series, we offer Class 2 shares only.
                                                          ----- -

     Additionally, shares of the Metropolitan Fund Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Metropolitan Fund may conflict. The Metropolitan Fund Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS


     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion.

                                 FIXED ACCOUNT


     You may allocate purchase payments to the Fixed Account (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected or any Contracts which are purchased on or after that date in the state of New York). The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.)


                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class Contracts to an individual through the age of 90 in all states except New York. In New York, we will issue the Standard Class to an individual through the age of 82; the L Class through the age of 86; the C Class through the age of 89; and the P Class through the age of 80. We will issue the Standard Class, C Class, L Class and P Class Contracts to joint contract owners through the age of 85 (based on the older contract owner) in all states except New York. In New York, we will issue the Standard Class to joint contract owners through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY .25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:

STANDARD CLASS


     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.


B PLUS CLASS


     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year (with certain exceptions). The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments.



     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the withdrawal charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the withdrawal charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").


     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments").

     Under certain limited circumstances, we may take back the bonus (i.e., we may recapture it). If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

C CLASS


     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.


L CLASS


     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.


P CLASS


     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").


PURCHASE PAYMENTS


     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by Federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.



     -- For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under
       Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.


     -- For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through the Master Service Account ("MSA"). The minimum initial purchase payment for the selected class must still be met.

     We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment in excess of a maximum of $1,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.

     NO PURCHASE PAYMENTS MAY BE MADE (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE FOR THE STANDARD CLASS; NINE YEARS FOR THE B PLUS CLASS AND THE P CLASS; AND THREE YEARS FOR THE L CLASS OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED BY AN INDIVIDUAL) REACHES AGE
91. FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86.

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

ALLOCATION OF PURCHASE PAYMENTS

     Generally, you may allocate your purchase payments to as many accounts as you select including the Fixed Account. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four subaccounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.


     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death, and/or the Guaranteed Minimum Income Benefit Rider, which provides a "floor" on annuity payments. After annuitization, the charge for the Earnings Preservation Benefit Rider and the Guaranteed Minimum Income Benefit Rider will not be assessed.

STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

          (1) the Contract Value; or

          (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

          (1) the Contract Value; or

          (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

          (a) (1) above or

          (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

          (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     If you elect the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Enhanced Death Benefit.

     The Enhanced Death Benefit is the greater of (a) or (b) below:

          (a) Highest Anniversary Value (as defined above for the Annual Step-Up
              ------- ----------- -----
     Death Benefit).


          (b) Annual Increase Amount: On the Issue Date, the Annual Increase
              ------ -------- -------
     Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit:

          (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

          (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount.

EARNINGS PRESERVATION BENEFIT RIDER

     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

          (a) is the death benefit under your Contract; and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

          (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                               BENEFIT PERCENTAGE

    ISSUE AGE       PERCENTAGE
    ---------       ----------
Ages 69 or younger      40%
Ages 70-79              25%
Ages 80 and above        0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION.


     Options for Death Proceeds.  For non-tax qualified plans, the Code requires
     ------- --- ----- ---------
that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk.


     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.


     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. As noted, we may offer a payment option under which your Beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. For tax qualified plans, if this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract, but certain other Contract provisions and programs will not be available. Upon the death of your Beneficiary, the Death Proceeds would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation.

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

TRANSFER PRIVILEGE


     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."


     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)


     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.


     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request.

     Your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more Contract Owners with interests in the subaccount is, or would be, to the disadvantage of other Contract Owners, including certain "market timing" activities. We may apply any such limitations or modifications to transfers to or from one or more of the subaccounts. These limitations or modifications may include (but are not limited to) any of the following:

     -- the requirement of a minimum time period between each transfer;

     -- not accepting a transfer request from a third party acting under authorization on behalf of more than one Contract Owner;

     -- limiting the dollar amount that may be transferred between the subaccounts by a Contract Owner at any one time; and


     -- requiring that a written transfer request, for all subaccounts or certain subaccounts that we specify, be provided to us at our Annuity Administrative Office, with an original signature of the Contract Owner.



     We will notify any affected Contract Owner in a timely manner of any actions we take to restrict his or her ability to make transfers.


     To the extent permitted by applicable law, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds available through the Variable Account. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

     In addition, certain Eligible Funds may restrict or refuse purchases or redemptions of their shares as a result of certain market timing activities. You should read the prospectuses of these Eligible Funds for more details.


     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.


     See "Requests and Elections" for information regarding transfers made by written request and by telephone.


     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   -- -----
transfers out of the Fixed Account as to amount. Special limits may apply on
--------- --- -- --- ----- ------- -- -- -------
purchase payments and amounts transferred into the Fixed Account. See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.


     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). We currently restrict the amount of Contract

Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)



     Guaranteed Account.  To the extent allowed by state law, we may credit an
     ---------- --------
interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.


     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the dollar cost averaging transaction will occur on the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).


     If you cancel your participation in the enhanced dollar cost averaging option, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the State Street Research Money Market Subaccount unless you instruct us otherwise.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually or quarterly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

     -- any applicable Withdrawal Charge and

     -- the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.


     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.


     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.


     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")



     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


     How to withdraw all or part of your Contract Value.

     -- You must submit a request to our Annuity Administrative Office. (See
       "Requests and Elections.")

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

     -- We have to receive your withdrawal request in our Annuity Administrative
       Office prior to the Maturity Date or Contract Owner's death.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")

     Amount of Withdrawal. We will base the amount of the withdrawal proceeds on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly withdrawals may be made during the 1st Contract Year. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may only have one systematic withdrawal program in effect at any time.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.


     Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your account to government regulators.


INACTIVE CONTRACTS


     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by Federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.


     You may not change the ownership of your Contract without our consent. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.


     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.


     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity
       Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

     -- By fax (515) 457-4301

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone.

     We do not currently offer Internet transactions capability to Contract Owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone or fax are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     Telephone, facsimile, and computer systems may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Asset-Based Insurance Charge

     -- Contract Administrative Fee

     -- Withdrawal Charge

     -- For Contracts with an Earnings Preservation Benefit Rider, an extra fee

     -- For Contracts with a GMIB Rider, an extra fee

     -- Premium Tax Charge and Other Expenses


     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-11 through A-12.


ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*


                                                      STANDARD   B PLUS
                                                       CLASS     CLASS**   C CLASS   L CLASS   P CLASS
                                                      --------   -------   -------   -------   -------
Standard Death Benefit..............................    1.25%     1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit........................    1.45%     1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit.....................................    1.60%     1.95%     1.95%     1.85%     1.50%


 * We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by ..25% for subaccounts investing in the American Funds Insurance Series.

CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

WITHDRAWAL CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE         STANDARD
YEARS FROM RECEIPT OF       CLASS     B PLUS CLASS   L CLASS   P CLASS
PURCHASE PAYMENT            CHARGE       CHARGE      CHARGE    CHARGE
---------------------      --------   ------------   -------   -------
     0..................      7%           9%           7%        8%
     1..................      6%           8%           6%        8%
     2..................      6%           8%           5%        8%
     3..................      5%           7%           0%        7%
     4..................      4%           6%           0%        6%
     5..................      3%           5%           0%        5%
     6..................      2%           4%           0%        4%
     7..................      0%           2%           0%        3%
     8..................      0%           2%           0%        2%
     9 and thereafter...      0%           0%           0%        0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge.  No Withdrawal Charge will apply to the
     ------ -- --- ---------- -------
Standard, L, P and B Plus Class:

     -- On the Maturity Date or payment of the Death Proceeds.


     -- If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of
       (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)


     -- On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.


     -- On minimum distributions required by tax law. We currently waive the Withdrawal Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract was the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")


     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.


     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any subadviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of purchase payment to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional purchase payment to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

GUARANTEED MINIMUM INCOME BENEFIT RIDER


     If you have selected the Guaranteed Minimum Income Benefit Rider ("GMIB"), we impose a charge of 0.50% of the Income Base at the time the charge is assessed. The GMIB charge is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. See "GUARANTEED MINIMUM INCOME BENEFIT" for more information on how the charge is calculated.


PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).


     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or
(ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract

(see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract.



     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).



     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Annuity Payments.")


     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable (some options are not available for death proceeds).


     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.


     You select an annuity payment option by written request to us and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

          Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living* ; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.


     The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the same assumed interest rate that you selected under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.



     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.


     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. THE ASSET-BASED INSURANCE CHARGE FOR ALL CLASSES INCREASES BY ..25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS

     At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis. You may select one of three assumed interest rates: 0%, 3.5%, or 5%. Your choice of assumed interest rate affects the pattern of your annuity payments.

     We calculate the initial payment using the assumed interest rate you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed interest rate. If the actual net investment rate (annualized) exceeds your assumed interest rate, the payment will increase. Conversely, if the actual rate is less than your assumed interest rate, the annuity payment will decrease.

     When selecting an assumed interest rate, you should keep in mind that a lower assumed interest rate will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed interest rate will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year withdrawal charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                       GUARANTEED MINIMUM INCOME BENEFIT


     You may also elect a Guaranteed Minimum Income Benefit. The GMIB is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual Contract Value. The GMIB does not establish or guarantee a Contract Value or a minimum return for any subaccount. The GMIB provides a minimum guaranteed lifetime fixed income benefit in the form of a fixed monthly annuity payment. The amount of the benefit is determined by the Income Base when you exercise the rider. The amount of lifetime income that the GMIB guarantees may be less than the amount of income that would be provided by applying your Contract Value on your Annuity Date to then-current annuity purchase rates.



     The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a Contract Anniversary. It is only available for Contract Owners up through age 75, and you must elect the GMIB on your Contract application. This election is irrevocable. If you purchase the GMIB, we will deduct an additional charge of 0.50% of the Income Base (see below) each year in arrears.


     The Income Base is the greater of (a) or (b) below:

          (a) Highest Anniversary Value:  On the Issue Date, the Highest
              ------- ----------- ------
     Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

          (b) Annual Increase Amount:  On the Issue Date, the Annual Increase
              ------ -------- -------
     Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 6% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) is Withdrawal Adjustments accumulated at the Annual Increase Rate. Withdrawal Adjustments in a Contract Year are determined according to (1) or (2) as defined below:

                (1) The Withdrawal Adjustment for each partial withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or

                (2) If total partial withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the previous Contract Anniversary, the total Withdrawal Adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These Withdrawal Adjustments will replace the Withdrawal Adjustments defined in (1) above and be treated as though the corresponding partial withdrawals occurred at the end of that Contract Year.

     The Income Base does not change on or after the Contract Owner's 81st birthday, except that the Income Base on that date is increased for Purchase Payments made after that birthday, and decreased for partial withdrawals (including any applicable Withdrawal Charge) taken after that birthday.

     THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE RIDER CHARGE.

OWNERSHIP

     While the GMIB Rider is in effect, the Contract Owner (or Joint Owners) and Annuitant (or Joint Annuitants) must be the same. If a non-natural person owns the Contract, then Annuitant shall mean Contract Owner in determining the Income Base and GMIB Payment. If Joint Owners are named, the age of the older will be used to determine the Income Base.

GMIB ANNUITY TABLE

     The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per year. The rate applied will depend upon the Annuity Option elected and the Attained Age and sex of the Annuitant and Joint Annuitant, if applicable.

EXERCISING THE GMIB RIDER

     If you exercise the GMIB Rider, you must elect to receive annuity payments under one of the following Fixed Annuity Options:

          (1) Life Annuity with 10 Years of Annuity Payments Guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

AGE AT ANNUITIZATION           GUARANTEE PERIOD
--------------------           ----------------
     80......................         9
     81......................         8
     82......................         7
     83......................         6
     84 and 85...............         5

          (2) Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed

     These Options are set forth in the Contract. Life Annuity with 10 Years of Annuity Payments Guaranteed will be applied if no election is made under this Rider.


     If you exercise the GMIB Rider, your annuity payments will be the greater of:



     - the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, and



     - the annuity payment determined for the same annuity option in accordance with the base contract. (See "ANNUITY PAYMENTS--Amount of Annuity Payments.")


     Partial annuitizations are not permitted under the GMIB Rider. Also, you may only elect an Annuity Date that is within 30 days following any Contract Anniversary and after the expiration of the Waiting Period. The Waiting Period is ten (10) Contract Years from the Issue Date. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply. If you choose not to receive Annuity Payments as guaranteed under the Rider, you may elect any of the Annuity Options available under the Contract.

GMIB RIDER CHARGE


     Rider charges are 0.50% of the Income Base at the time the charge is assessed. The charge is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. Upon full withdrawal or annuitization, a pro rata portion of the Rider charge will be assessed.


     The Rider charge will result in the cancellation of Accumulation Units from each applicable subaccount of the Variable Account and/or a reduction in the Account Value allocated to the Fixed Account in the ratio the Account Value in a subaccount and/or the Fixed Account bears to the total Account Value.

TERMINATION PROVISIONS

     The GMIB Rider will terminate upon the earliest of:

          (a) The date you elect to receive Annuity Payments under the Contract and are not eligible to receive payments under the GMIB Rider;

          (b) The 30th day following the Contract Anniversary immediately after your 85th birthday;

          (c) The date you make a complete withdrawal of your Account Value;

          (d) Death of the Contract Owner (unless the spouse is the beneficiary and elects to continue the Contract and Rider), or death of the Annuitant if a non-natural person owns the Contract; or

          (e) Change of the Contract Owner, for any reason.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) of the Code ("Qualified
     Plans");

          2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by transfers from existing 403(b) plans and which are not otherwise subject to ERISA; and

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying
                                             -- --------- ------- --- ----------
tax-favored retirement plan itself provides tax deferral, whether or not a
----------- ---------- ---- ------ -------- --- --------- ------- -- --- -
variable annuity is purchased, you should consider whether the features and
-------- ------- -- ---------- --- ------ -------- ------- --- -------- ---
benefits unique to variable annuities are appropriate for your needs when
-------- ------ -- -------- --------- --- ----------- --- ---- ----- ----
purchasing a Qualified Contract. In particular, the Contract is not intended for
---------- - --------- ---------
use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.



     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.



     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.



                       FEDERAL INCOME TAX CONSIDERATIONS



     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.



     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified

Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.



TAXATION OF NON-QUALIFIED CONTRACTS



     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.



     The following discussion generally applies to Contracts owned by natural persons.



     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.



     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser prior to selecting any optional benefit under the Contract.



     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:



      --  made on or after the taxpayer reaches age 59 1/2;



      --  made on or after the death of an Owner;



      --  attributable to the taxpayer's becoming disabled;



      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or



      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.



     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.



     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.



     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.



     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."



TAXATION OF QUALIFIED CONTRACTS



     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.



     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. FOR ROTH IRA'S WE USE THE LANGUAGE CONTAINED IN IRS MODEL ENDORSEMENT FORM 5305-RB, WITH THE RESULT THAT THE CONTRACT IS DEEMED TO BE APPROVED AS A ROTH IRA.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments of the account value.



     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.



     Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



     Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.



     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.



     Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.



     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS


     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with New England Securities Corporation ("New England Securities") for the distribution and sale of the Contracts. Pursuant to this agreement, New England Securities serves as principal underwriter for the Contracts. New England Securities, a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, is located at 501 Boylston Street, Boston, Massachusetts 02116. New England Securities is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


     New England Securities offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about New England Securities and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with New England Securities are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

     We pay sales commissions for the sale of the Contracts. Sales commissions may vary, but are expected not to exceed 8% of purchase payments. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. We pay compensation either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.

     New England Securities may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to the broker-dealer on behalf of the registered representative are not expected to exceed those described above; selling firms may retain a portion of commissions.

     New England Securities does not retain any override as distributor for the Contracts. However, New England Securities' operating and other expenses are paid for by the Company. Also, New England Securities or an affiliate may receive 12b-1 fees from certain Eligible Funds.

     Because registered representatives of New England Securities are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Variable Account.

                       THE OPERATION OF THE FIXED ACCOUNT


     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a Variable Account Contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York.


     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state. (For Contracts issued prior to May 1, 2003, this rate will not be less than 3%). We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. You can contact us or consult your registered representative for our current limits.


     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.


     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. See the Statement of Additional Information.


     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. See the Statement of Additional Information. We may reflect bonus amounts in performance relating to the B Plus Class.

YIELDS

     The current yield of the State Street Research Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the State Street Research Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN


     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for the GMIB but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class' standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available. See the Statement of Additional Information.


NON-STANDARD RETURN


     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class. See the Statement of Additional Information.


     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in

Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.


     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.


     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                              FINANCIAL STATEMENTS

     You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2002 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2002, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2002. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.10% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.35%. Higher charges apply for this death benefit under Contracts issued on and after May 1, 2003.) All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by calling 1-800-356-5015.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................     2.316819        2.332723         365,811
  01/01/02 to 12/31/02....................................     2.332723        2.332902       2,821,839
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................     1.104444        1.137665         214,731
  01/01/02 to 12/31/02....................................     1.137665        1.236464       3,314,448
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................     1.578946        1.617494         180,096
  01/01/02 to 12/31/02....................................     1.617494        1.748711       1,639,255
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................     1.458588        1.504292         871,165
  01/01/02 to 12/31/02....................................     1.504292        1.600461       4,380,584
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................     3.967687        4.116171         163,045
  01/01/02 to 12/31/02....................................     4.116171        4.401486       1,804,114
Balanced Subaccount
  07/02/01* to 12/31/01...................................     1.524385        1.498780          35,048
  01/01/02 to 12/31/02....................................     1.498780        1.278295       1,327,453
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................     3.039302        2.779486         273,278
  01/01/02 to 12/31/02....................................     2.779486        1.834415       2,050,719
Davis Venture Value Subaccount
07/02/01* to 12/31/01.....................................     2.834665        2.692728         574,764
  01/01/02 to 12/31/02....................................     2.692728        2.221363       4,781,789
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................     2.652774        2.411373          98,150
  01/01/02 to 12/31/02....................................     2.411373        1.917459         342,085
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................     1.194373        0.981276       1,013,132
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................     3.893357        3.611292         114,642
  01/01/02 to 12/31/02....................................     3.611292        2.766136       1,416,238
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................     0.899677        0.835084         110,905
  01/01/02 to 12/31/02....................................     0.835084        0.658436         813,019
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................     0.981512        0.881920          14,318
  01/01/02 to 12/31/02....................................     0.881920        0.660796         488,204
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................     0.576172        0.494393         357,289
  01/01/02 to 12/31/02....................................     0.494393        0.347151       1,678,334
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................     7.405651        6.772549           9,147
  01/01/02 to 12/31/02....................................     6.772549        4.935403         174,161



----------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................     1.000000        0.793737         375,552
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................     1.000000        0.811723         318,975
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................     2.560091        2.685555         481,964
  01/01/02 to 12/31/02....................................     2.685555        2.416292       4,907,449
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................     1.899424        1.567463         164,995
  01/01/02 to 12/31/02....................................     1.567463        1.097472         607,378
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................     1.053577        1.033666         118,901
  01/01/02 to 12/31/02....................................     1.033666        0.867457       1,826,447
Neuberger Berman Partners Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................     1.561179        1.512601          63,321
  01/01/02 to 12/31/02....................................     1.512601        1.347074         805,768
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.954129        0.881183         178,826
  01/01/02 to 12/31/02....................................     0.881183        0.626828       1,795,413
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................     2.417476        2.290415         145,572
  01/01/02 to 12/31/02....................................     2.290415        1.774181       1,198,186
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................     1.226300        1.193849         176,064
  01/01/02 to 12/31/02....................................     1.193849        0.936865       1,652,423
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................     1.432285        1.403202         642,658
  01/01/02 to 12/31/02....................................     1.403202        1.089106       8,010,482
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................     0.950882        0.858220          78,621
  01/01/02 to 12/31/02....................................     0.858220        0.706207       1,730,884
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................     1.286985        1.177236         302,022
  01/01/02 to 12/31/02....................................     1.177236        0.958676       3,281,364
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................     1.380912        1.390395          52,634
  01/01/02 to 12/31/02....................................     1.390395        1.366616         963,586
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................     1.008542        1.056141       1,136,384
  01/01/02 to 12/31/02....................................     1.056141        1.141098       9,603,432
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................     0.952135        0.775990         338,843
  01/01/02 to 12/31/02....................................     0.775990        0.530690       1,339,061
MET/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................     1.141290        0.969561         430,746
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.931854        0.825545          41,122
  01/01/02 to 12/31/02....................................     0.825545        0.456732       1,655,011



----------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
MET/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................     1.123754        0.849902         651,148
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................     0.758624        0.610737         236,284
  01/01/02 to 12/31/02....................................     0.610737        0.297460       1,811,806
Harris Oakmark International Subaccount Class E(2)
  05/01/02** to 12/31/02..................................     1.061095        0.886493         261,778
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................     0.927492        0.849702          93,021
  01/01/02 to 12/31/02....................................     0.849702        0.740836       1,816,147

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................    12.984914       11.482368          92,536
  01/01/02 to 12/31/02....................................    11.482368        8.553669       1,339,395
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................     8.799275        8.540522         110,485
  01/01/02 to 12/31/02....................................     8.540522        6.876843       1,449,139
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................     1.467879        1.354944         174,008
  01/01/02 to 12/31/02....................................     1.354944        1.081534       2,084,831


---------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.



(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................     1.955288        1.959407          25,825
  01/01/02 to 12/31/02....................................     1.959407        1.941029         398,104
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................     1.077024        1.104180           2,711
  01/01/02 to 12/31/02....................................     1.104180        1.188729          71,715
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................     1.481967        1.510974          29,557
  01/01/02 to 12/31/02....................................     1.510974        1.618109         117,768
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................     1.368998        1.405225          28,861
  01/01/02 to 12/31/02....................................     1.405225        1.480929         488,913
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................     3.348569        3.457474           3,908
  01/01/02 to 12/31/02....................................     3.457474        3.662183         165,303
Balanced Subaccount
  07/02/01* to 12/31/01...................................     1.430755        1.400069           7,944
  01/01/02 to 12/31/02....................................     1.400069        1.182801          44,339
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................     2.852660        2.596441           9,993
  01/01/02 to 12/31/02....................................     2.596441        1.697366          88,407
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................     2.660627        2.515437          11,201
  01/01/02 to 12/31/02....................................     2.515437        2.055460          60,331
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................     2.454584        2.220652          36,187
  01/01/02 to 12/31/02....................................     2.220652        1.749079          56,862
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................     1.155572        0.943378         130,205
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................     3.501337        3.232291           4,710
  01/01/02 to 12/31/02....................................     3.232291        2.452378          63,080
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................     0.881272        0.814128              --
  01/01/02 to 12/31/02....................................     0.814128        0.635833             113
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................     0.961428        0.859781           7,569
  01/01/02 to 12/31/02....................................     0.859781        0.638105           7,673



----------------------------------------------------------------------------------------------------------
   * Date on which the Contract first became available.
  ** Date on which the Subaccount first became available.

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................     0.569784        0.486594              --
  01/01/02 to 12/31/02....................................     0.486594        0.338437          34,493
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................     6.239924        5.679428           1,315
  01/01/02 to 12/31/02....................................     5.679428        4.099590          16,995
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................     1.000000        0.788700             100
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................     1.000000        0.806573          50,629
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................     2.368786        2.473127          33,396
  01/01/02 to 12/31/02....................................     2.473127        2.204099         331,747
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................     1.822773        1.497072           2,970
  01/01/02 to 12/31/02....................................     1.497072        1.038253              55
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................     1.043692        1.019119              --
  01/01/02 to 12/31/02....................................     1.019119        0.847150          16,352
Neuberger Berman Partners Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................     1.522434        1.468079              --
  01/01/02 to 12/31/02....................................     1.468079        1.295045          19,405
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.952586        0.875591           3,862
  01/01/02 to 12/31/02....................................     0.875591        0.616948          97,321
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................     2.258249        2.129423              --
  01/01/02 to 12/31/02....................................     2.129423        1.633847              44
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................     1.195845        1.158687              --
  01/01/02 to 12/31/02....................................     1.158687        0.900657          42,371
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................     1.418872        1.383474          49,920
  01/01/02 to 12/31/02....................................     1.383474        1.063621         483,139
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................     0.927270        0.832943              --
  01/01/02 to 12/31/02....................................     0.832943        0.678915          18,924
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................     1.168365        1.063666              --
  01/01/02 to 12/31/02....................................     1.063666        0.857986          37,972
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................     1.314712        1.317483              --
  01/01/02 to 12/31/02....................................     1.317483        1.282707          49,603



----------------------------------------------------------------------------------------------------------
   * Date on which the Contract first became available.
  ** Date on which the Subaccount first became available.

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................     1.004874        1.046965          24,484
  01/01/02 to 12/31/02....................................     1.046965        1.120492         339,905
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................     0.950596        0.771061          54,146
  01/01/02 to 12/31/02....................................     0.771061        0.522320         139,090
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................     1.135249        0.958313              88
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.928441        0.818624              --
  01/01/02 to 12/31/02....................................     0.818624        0.448606             108
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................     1.117804        0.840036              89
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................     0.755846        0.605611           8,411
  01/01/02 to 12/31/02....................................     0.605611        0.292164         103,536
Harris Oakmark International Subaccount Class E(2)
  05/01/02** to 12/31/02..................................     1.055473        0.876205              95
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................     0.924114        0.842595              --
  01/01/02 to 12/31/02....................................     0.842595        0.727687          63,480
                                                                    2.35% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................    11.005967        9.686230              --
  01/01/02 to 12/31/02....................................     9.686230        7.147287          12,640
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................     7.458425        7.204822           6,415
  01/01/02 to 12/31/02....................................     7.204822        5.746394          80,731
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................     1.424257        1.308440              --
  01/01/02 to 12/31/02....................................     1.308440        1.034523          86,675



---------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.


(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:  --  A recording of daily unit values is available by calling
                                      1-800-333-2501.

                                  --  Fund transfers, address changes and changes of future
                                      purchase payment allocations can be made by calling
                                      1-800-435-4117.

    Written Communications:       --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals,
                                      maturities and any other processing matters relating to your
                                      Contract should be directed to:

                                        New England Life Insurance Company
                                        c/o Annuity Administrative Office
                                        P.O. Box 14594
                                        Des Moines, IA 50306-3594
                                        fax: (515) 457-4301

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.


     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).


     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
Puerto Rico                                                  1.00%                    1.00%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%

---------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS


     We offer an exchange program under which you may exchange certain existing annuity contracts issued by New England Life Insurance Company (NELICO) and its affiliates for the Standard Class of the Contract (a "new Contract"). An existing contract is eligible for this exchange if a withdrawal from, or surrender of, the contract would not trigger a contingent deferred sales charge. The contract value of the new Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for enhanced dollar cost averaging. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge. Only additions of at least $10,000 will be eligible for enhanced dollar cost averaging.


     You may exchange your existing NELICO or affiliated company contract for a new Contract if (1) your age does not exceed the maximum issue age for the Standard Class; (2) the contract value of the existing contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum purchase payment for the Standard Class; and (3) you meet our underwriting standards (unless we waive them). As of the date you make the exchange, we will credit the contract value of the existing contract as the initial purchase payment to the new Contract.

     If you are contemplating an exchange, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the new Contract, as well as the investment options offered under your existing contract and the new Contract. Your financial representative can help you decide if exchanging your existing contract would be to your advantage.

                               TABLE OF CONTENTS
                                       OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                 PAGE
                                                                ------
THE COMPANY.................................................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT...................      II-3
PERFORMANCE COMPARISONS.....................................      II-3
INVESTMENT ADVICE...........................................      II-3
CALCULATION OF PERFORMANCE DATA.............................      II-4
CALCULATION OF YIELDS.......................................     II-62
NET INVESTMENT FACTOR.......................................     II-64
ANNUITY PAYMENTS............................................     II-64
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............     II-65
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................     II-66
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................     II-67
THE FIXED ACCOUNT...........................................    II-100
TAX STATUS OF THE CONTRACTS.................................    II-100
EXPERTS.....................................................    II-101
LEGAL MATTERS...............................................    II-101
APPENDIX A..................................................    II-102
FINANCIAL STATEMENTS........................................       F-1


     If you would like a copy of the Statement of Additional Information, please complete the request form below and mail to:


     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116


     Please send a copy of the Statement of Additional Information for New England Variable Annuity Separate Account (American Forerunner Series) to:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Street

--------------------------------------------------------------------------------
City                                  State                                  Zip

501 Boylston Street
Boston, Massachusetts 02116-3700
e-mail: AskUs@nef.com
internet: http://www.nef.com

--------------------------------------------------------------------------------

EQUAL OPPORTUNITY EMPLOYER

New England Financial is the service mark for NELICO, Boston, MA, and related companies.

VA-406-03

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                  MAY 1, 2003



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2003 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 501 Boylston Street, Boston, Massachusetts 02116.



VA-407-03

                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
THE COMPANY.................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT...................  II-3
PERFORMANCE COMPARISONS.....................................  II-3
INVESTMENT ADVICE...........................................  II-3
CALCULATION OF PERFORMANCE DATA.............................  II-4
CALCULATION OF YIELDS.......................................  II-62
NET INVESTMENT FACTOR.......................................  II-64
ANNUITY PAYMENTS............................................  II-64
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-65
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-66
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-67
THE FIXED ACCOUNT...........................................  II-100
TAX STATUS OF THE CONTRACTS.................................  II-100
EXPERTS.....................................................  II-101
LEGAL MATTERS...............................................  II-101
APPENDIX A..................................................  II-102
FINANCIAL STATEMENTS........................................  F-1

                                  THE COMPANY

     New England Life Insurance Company ("The Company" or "NELICO") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.


     Auditors. Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.



     Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 2000, 2001 and 2002, the Company paid commissions in the amount of $15,592,947, $16,986,480 and $25,188,719, respectively.


                            PERFORMANCE COMPARISONS

     Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Variable Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

     The advertising and sales literature for the Contracts and the Variable Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.


                               INVESTMENT ADVICE



     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.



     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (currently known as the State Street Research Money Market Portfolio), the Back Bay Advisors Bond Income Series (currently known as the State Street Research Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series and currently known as the FI Structured Equity Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.



     Met Investors Advisory (formerly known as Met Investors Advisory Corp. which was formerly known as Security First Investment Management) became the investment Manager (i.e., the investment Adviser) for the Portfolios of the Met Investors Series Trust on February 12, 2001.



     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:



     The subadviser to the FI Structured Equity Portfolio (formerly, the Westpeak Growth and Income Series which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the State Street Research Money Market Portfolio (formerly, the Back Bay Advisors Money Market Series) and the State Street Research Bond Income Portfolio (formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series which was formerly the Goldman Sachs Midcap Value Series which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser.



     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:



     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The Putnam International Stock Portfolio's (formerly, the Santander International Stock Portfolio) subadvisor was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser.



     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:



     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN


     The tables below illustrate hypothetical average annual total returns for each subaccount on a Class-specific basis for the periods shown, based on the actual investment experience of the subaccounts, the Metropolitan Series Fund Inc., the Met Investors Series Trust and the American Funds Insurance Series during those periods. The tables do not represent what may happen in the future.


     The Variable Account was not established until July 1994. The Contracts were not available before June 1, 2001.

     The following Portfolios of the Metropolitan Fund commenced operations as series of the New England Zenith Fund as follows: State Street Research Money Market Portfolio and State Street Research Bond Income Portfolio, August 26, 1983; Salomon Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio, Balanced Portfolio, Alger Equity Growth Portfolio and Davis Venture Value Portfolio, October 31, 1994; Harris Oakmark Focused Value Portfolio, April 30, 1993; Loomis Sayles Small Cap Portfolio, May 2, 1994; MFS Investors Trust Portfolio and MFS Research Managers Portfolio, April 30, 1999; FI Structured Equity Portfolio, April 30, 1993; and FI Mid Cap Opportunities Portfolio, May 1, 2002.



     The following Portfolios of the Metropolitan Fund commenced operations as follows: Lehman Brothers(R) Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Met/Putnam Voyager Portfolio, May 1, 2000; Morgan Stanley EAFE(R) Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, May 1, 1991; Russell 2000(R) Index Portfolio, November 9, 1998; State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000; Franklin Templeton Small Cap Growth Portfolio, May 1, 2001; and State Street Research Large Cap Value Portfolio, May 1, 2002.



     The following Portfolios of Met Investors Series commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, T. Rowe Price Mid-Cap Growth Portfolio (formerly, MFS Mid Cap Growth Portfolio) and MFS Research International Portfolio, February 12, 2001; and Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio), October 9, 2001. On or about April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Series. The Portfolio inception date used in the following examples of Fund Total Return Adjusted for Contract Charges is that of the Janus Growth Portfolio, May 1, 2001.


     The following Funds of the American Funds Insurance Series ("American Funds") commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.


     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2002 to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB rider charge which is assessed as .50% per year of the GMIB Income Base. This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal on December 31, 2002 to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on December 31, 2002. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.



     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee. Based on the actual distribution of Contract sizes, we have assumed the average per unit Contract Administrative Fee to be: .039% for the Standard Class; .019% for the Bonus Class; .011% for the C Class; .018% for the L Class; and .033% for the P Class.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund shown is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.



     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, the performance shown below may reflect, for some of the periods described, the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.


STANDARD CLASS
--------------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN


     For purchase payment allocated to the State Street Research Money Market Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -7.61%
5 Years.....................................................       1.54%
Since Inception of the Subaccount (4/19/95).................       2.52%



     For purchase payment allocated to the State Street Research Bond Income Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.71%
5 Years.....................................................       3.97%
Since Inception of the Subaccount (4/19/95).................       5.95%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.46%
5 Years.....................................................       2.67%
Since Inception of the Subaccount (4/19/95).................       6.40%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -1.25%
5 Years.....................................................       3.85%
Since Inception of the Subaccount (4/19/95).................       4.96%


     For purchase payment allocated to the Balanced Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.28%
5 Years.....................................................      -6.11%
Since Inception of the Subaccount (4/19/95).................       1.57%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -39.20%
5 Years.....................................................      -2.66%
Since Inception of the Subaccount (4/19/95).................       6.19%

---------------------------

     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.88%
5 Years.....................................................      -0.93%
Since Inception of the Subaccount (4/19/95).................       9.18%


     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -16.93%
5 Years.....................................................       3.17%
Since Inception of the Subaccount (4/19/95).................       8.74%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.55%
5 Years.....................................................      -3.17%
Since Inception of the Subaccount (4/19/95).................       6.84%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.27%
Since Inception of the Subaccount (7/1/99)..................     -13.73%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.91%
Since Inception of the Subaccount (7/1/99)..................     -14.40%



     For purchase payment allocated to the FI Structured Equity Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.64%
5 Years.....................................................      -4.84%
Since Inception of the Subaccount (4/19/95).................       5.61%



     For purchase payment allocated to the Met/Putnam Voyager Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.28%
Since Inception of the Subaccount (5/1/00)..................     -34.75%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.86%
Since Inception of the Subaccount (5/1/00)..................     -20.84%

---------------------------

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       1.03%
Since Inception of the Subaccount (1/22/01).................       3.53%


     For purchase payment allocated to the Janus Mid Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.47%
Since Inception of the Subaccount (1/22/01).................     -38.48%


     For purchase payment allocated to the MetLife Stock Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.36%
Since Inception of the Subaccount (1/22/01).................     -23.12%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.79%
Since Inception of the Subaccount (5/1/01)..................     -11.67%


     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.07%
Since Inception of the Subaccount (1/22/01).................     -23.73%


     For purchase payment allocated to the Russell 2000 Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.61%
Since Inception of the Subaccount (1/22/01).................     -15.56%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -32.81%
Since Inception of the Subaccount (5/1/01)..................     -26.47%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -9.21%
Since Inception of the Subaccount (5/1/01)..................      -5.45%


     For purchase payment allocated to the American Funds Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.31%
Since Inception of the Subaccount (5/1/01)..................     -26.91%

---------------------------

     For purchase payment allocated to the American Funds Growth-Income
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.71%
Since Inception of the Subaccount (5/1/01)..................     -17.36%


     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.36%
Since Inception of the Subaccount (5/1/01)..................     -20.62%



     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1)


     (previously the Janus Growth Subaccount)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -36.98%
Since Inception of the Subaccount (5/1/01)..................     -34.30%


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.43%
Since Inception of the Subaccount (5/1/01)..................     -27.37%


     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.56%
Since Inception of the Subaccount (1/22/01).................     -12.04%


     For purchase payment allocated to the State Street Research Aurora
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.41%
Since Inception of the Subaccount (1/22/01).................      -9.51%


     For purchase payment allocated to the PIMCO Total Return Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.39%
Since Inception of the Subaccount (5/1/01)..................       4.32%


     For purchase payment allocated to the PIMCO Innovation Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -55.26%
Since Inception of the Subaccount (5/1/01)..................     -47.78%


     For purchase payment allocated to the MFS Research International Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -19.52%
Since Inception of the Subaccount (5/1/01)..................     -18.40%

---------------------------


     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -49.11%
Since Inception of the Subaccount (5/1/01)..................     -39.27%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -23.30%



     For purchase payment allocated to the State Street Research Large Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -25.88%



     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.21%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -20.70%



     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -29.36%



     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.01%


------------


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

B PLUS CLASS
------------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN


     For purchase payment allocated to the State Street Research Money Market Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -5.98%
5 Years.....................................................       1.68%
Since Inception of the Subaccount (4/19/95).................       2.50%



     For purchase payment allocated to the State Street Research Bond Income Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       1.19%
5 Years.....................................................       4.15%
Since Inception of the Subaccount (4/19/95).................       5.97%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       2.40%
5 Years.....................................................       2.83%
Since Inception of the Subaccount (4/19/95).................       6.44%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.63%
5 Years.....................................................       4.03%
Since Inception of the Subaccount (4/19/95).................       4.97%


     For purchase payment allocated to the Balanced Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -20.16%
5 Years.....................................................      -6.04%
Since Inception of the Subaccount (4/19/95).................       1.55%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -38.33%
5 Years.....................................................      -2.58%
Since Inception of the Subaccount (4/19/95).................       6.23%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.79%
5 Years.....................................................      -0.83%
Since Inception of the Subaccount (4/19/95).................       9.25%

------------------------

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -15.75%
5 Years.....................................................       3.34%
Since Inception of the Subaccount (4/19/95).................       8.81%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.54%
5 Years.....................................................      -3.09%
Since Inception of the Subaccount (4/19/95).................       6.88%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.23%
Since Inception of the Subaccount (7/1/99)..................     -13.49%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.92%
Since Inception of the Subaccount (7/1/99)..................     -14.17%



     For purchase payment allocated to the FI Structured Equity Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.60%
5 Years.....................................................      -4.76%
Since Inception of the Subaccount (4/19/95).................       5.64%



     For purchase payment allocated to the Met/Putnam Voyager Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.36%
Since Inception of the Subaccount (5/1/00)..................     -34.39%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.79%
Since Inception of the Subaccount (5/1/00)..................     -20.47%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       2.99%
Since Inception of the Subaccount (1/22/01).................       4.50%


     For purchase payment allocated to the Janus Mid Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.55%
Since Inception of the Subaccount (1/22/01).................     -37.97%

------------------------

     For purchase payment allocated to the MetLife Stock Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.35%
Since Inception of the Subaccount (1/22/01).................     -22.54%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -16.61%
Since Inception of the Subaccount (5/1/01)..................     -10.89%


     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.99%
Since Inception of the Subaccount (1/22/01).................     -23.15%


     For purchase payment allocated to the Russell 2000 Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.58%
Since Inception of the Subaccount (1/22/01).................     -14.95%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.86%
Since Inception of the Subaccount (5/1/01)..................     -25.79%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -7.76%
Since Inception of the Subaccount (5/1/01)..................      -4.63%


     For purchase payment allocated to the American Funds Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.33%
Since Inception of the Subaccount (5/1/01)..................     -26.24%


     For purchase payment allocated to the American Funds Growth-Income
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.65%
Since Inception of the Subaccount (5/1/01)..................     -16.62%


     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.31%
Since Inception of the Subaccount (5/1/01)..................     -19.91%

------------------------


     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1)


     (previously the Janus Growth Subaccount)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -36.08%
Since Inception of the Subaccount (5/1/01)..................     -33.67%


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -33.50%
Since Inception of the Subaccount (5/1/01)..................     -26.69%


     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.45%
Since Inception of the Subaccount (1/22/01).................     -11.42%


     For purchase payment allocated to the State Street Research Aurora
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.39%
Since Inception of the Subaccount (1/22/01).................      -8.88%


     For purchase payment allocated to the PIMCO Total Return Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       2.33%
Since Inception of the Subaccount (5/1/01)..................       5.56%


     For purchase payment allocated to the PIMCO Innovation Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -54.62%
Since Inception of the Subaccount (5/1/01)..................     -47.22%


     For purchase payment allocated to the MFS Research International Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.37%
Since Inception of the Subaccount (5/1/01)..................     -17.67%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -48.39%
Since Inception of the Subaccount (5/1/01)..................     -38.66%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -21.92%

------------------------


     For purchase payment allocated to the State Street Research Large Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.55%



     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.85%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -19.29%



     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -28.08%



     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -20.61%


------------


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

C CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN


     For purchase payment allocated to the State Street Research Money Market Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.98%
5 Years.....................................................       1.87%
Since Inception of the Subaccount (4/19/95).................       2.18%



     For purchase payment allocated to the State Street Research Bond Income Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       5.91%
5 Years.....................................................       4.23%
Since Inception of the Subaccount (4/19/95).................       5.60%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       7.08%
5 Years.....................................................       2.97%
Since Inception of the Subaccount (4/19/95).................       6.06%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       5.37%
5 Years.....................................................       4.12%
Since Inception of the Subaccount (4/19/95).................       4.61%


     For purchase payment allocated to the Balanced Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -15.63%
5 Years.....................................................      -5.76%
Since Inception of the Subaccount (4/19/95).................       1.25%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.84%
5 Years.....................................................      -2.27%
Since Inception of the Subaccount (4/19/95).................       5.85%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.42%
5 Years.....................................................      -0.52%
Since Inception of the Subaccount (4/19/95).................       8.83%


     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -10.97%
5 Years.....................................................       3.46%
Since Inception of the Subaccount (4/19/95).................       8.39%

------------------

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.43%
5 Years.....................................................      -2.78%
Since Inception of the Subaccount (4/19/95).................       6.49%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.05%
Since Inception of the Subaccount (7/1/99)..................     -12.95%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.95%
Since Inception of the Subaccount (7/1/99)..................     -13.63%



     For purchase payment allocated to the FI Structured Equity Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.38%
5 Years.....................................................      -4.47%
Since Inception of the Subaccount (4/19/95).................       5.27%



     For purchase payment allocated to the Met/Putnam Voyager Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.64%
Since Inception of the Subaccount (5/1/00)..................     -33.91%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -19.47%
Since Inception of the Subaccount (5/1/00)..................     -19.58%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       7.64%
Since Inception of the Subaccount (1/22/01).................       5.84%


     For purchase payment allocated to the Janus Mid Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.84%
Since Inception of the Subaccount (1/22/01).................     -37.20%


     For purchase payment allocated to the MetLife Stock Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.29%
Since Inception of the Subaccount (1/22/01).................     -21.29%

------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -11.88%
Since Inception of the Subaccount (5/1/01)..................      -9.02%


     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.62%
Since Inception of the Subaccount (1/22/01).................     -21.92%


     For purchase payment allocated to the Russell 2000 Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.42%
Since Inception of the Subaccount (1/22/01).................     -13.48%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.99%
Since Inception of the Subaccount (5/1/01)..................     -24.39%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -2.69%
Since Inception of the Subaccount (5/1/01)..................      -2.57%


     For purchase payment allocated to the American Funds Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.38%
Since Inception of the Subaccount (5/1/01)..................     -24.85%


     For purchase payment allocated to the American Funds Growth-Income
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -20.38%
Since Inception of the Subaccount (5/1/01)..................     -14.93%


     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.08%
Since Inception of the Subaccount (5/1/01)..................     -18.32%



     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1) (previously the Janus Growth Portfolio)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -32.46%
Since Inception of the Subaccount (5/1/01)..................     -32.53%

------------------

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.72%
Since Inception of the Subaccount (5/1/01)..................     -25.33%


     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.00%
Since Inception of the Subaccount (1/22/01).................      -9.84%


     For purchase payment allocated to the State Street Research Aurora
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.27%
Since Inception of the Subaccount (1/22/01).................      -7.23%


     For purchase payment allocated to the PIMCO Total Return Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       7.01%
Since Inception of the Subaccount (5/1/01)..................       7.11%


     For purchase payment allocated to the PIMCO Innovation Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -52.05%
Since Inception of the Subaccount (5/1/01)..................     -46.56%


     For purchase payment allocated to the MFS Research International Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -13.74%
Since Inception of the Subaccount (5/1/01)..................     -16.01%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -45.46%
Since Inception of the Subaccount (5/1/01)..................     -37.70%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -18.45%



     For purchase payment allocated to the State Street Research Large Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -21.22%



     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount

------------------


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -19.43%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -15.66%



     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.95%



     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -17.06%


------------


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

L CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN


     For purchase payment allocated to the State Street Research Money Market Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -7.83%
5 Years.....................................................       1.96%
Since Inception of the Subaccount (4/19/95).................       2.28%



     For purchase payment allocated to the State Street Research Bond Income Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.96%
5 Years.....................................................       4.33%
Since Inception of the Subaccount (4/19/95).................       5.70%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.22%
5 Years.....................................................       3.06%
Since Inception of the Subaccount (4/19/95).................       6.16%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -1.49%
5 Years.....................................................       4.22%
Since Inception of the Subaccount (4/19/95).................       4.71%


     For purchase payment allocated to the Balanced Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.47%
5 Years.....................................................      -5.67%
Since Inception of the Subaccount (4/19/95).................       1.34%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -39.34%
5 Years.....................................................      -2.17%
Since Inception of the Subaccount (4/19/95).................       5.95%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.06%
5 Years.....................................................      -0.43%
Since Inception of the Subaccount (4/19/95).................       8.93%

-------------------


     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.12%
5 Years.....................................................       3.56%
Since Inception of the Subaccount (4/19/95).................       8.49%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.72%
5 Years.....................................................      -2.69%
Since Inception of the Subaccount (4/19/95).................       6.59%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.43%
Since Inception of the Subaccount (7/1/99)..................     -12.86%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.07%
Since Inception of the Subaccount (7/1/99)..................     -13.55%



     For purchase payment allocated to the FI Structured Equity Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.81%
5 Years.....................................................      -4.38%
Since Inception of the Subaccount (4/19/95).................       5.37%



     For purchase payment allocated to the Met/Putnam Voyager Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.43%
Since Inception of the Subaccount (5/1/00)..................     -34.72%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.04%
Since Inception of the Subaccount (5/1/00)..................     -20.76%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.78%
Since Inception of the Subaccount (1/22/01).................       3.28%

-------------------

     For purchase payment allocated to the Janus Mid Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.62%
Since Inception of the Subaccount (1/22/01).................     -38.62%


     For purchase payment allocated to the MetLife Stock Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.52%
Since Inception of the Subaccount (1/22/01).................     -23.29%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.97%
Since Inception of the Subaccount (5/1/01)..................      11.86%


     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.25%
Since Inception of the Subaccount (1/22/01).................      23.90%


     For purchase payment allocated to the Russell 2000 Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.78%
Since Inception of the Subaccount (1/22/01).................     -15.75%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -32.97%
Since Inception of the Subaccount (5/1/01)..................     -26.63%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -9.42%
Since Inception of the Subaccount (5/1/01)..................      -5.66%


     For purchase payment allocated to the American Funds Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.47%
Since Inception of the Subaccount (5/1/01)..................     -27.08%


     For purchase payment allocated to the American Funds Growth-Income
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.88%
Since Inception of the Subaccount (5/1/01)..................     -17.55%

-------------------

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.53%
Since Inception of the Subaccount (5/1/01)..................     -20.80%



     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1) (previously the Janus Growth Portfolio)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -37.13%
Since Inception of the Subaccount (5/1/01)..................     -34.45%


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.58%
Since Inception of the Subaccount (5/1/01)..................     -27.53%


     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.73%
Since Inception of the Subaccount (1/22/01).................     -12.24%


     For purchase payment allocated to the State Street Research Aurora
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.58%
Since Inception of the Subaccount (1/22/01).................      -9.72%


     For purchase payment allocated to the PIMCO Total Return Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.15%
Since Inception of the Subaccount (5/1/01)..................       4.06%


     For purchase payment allocated to the PIMCO Innovation Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -55.36%
Since Inception of the Subaccount (5/1/01)..................     -47.90%


     For purchase payment allocated to the MFS Research International Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -19.71%
Since Inception of the Subaccount (5/1/01)..................     -18.58%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -49.23%
Since Inception of the Subaccount (5/1/01)..................     -39.41%

-------------------


     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -23.41%



     For purchase payment allocated to the State Street Research Large Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -25.99%



     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.32%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -20.82%



     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -29.46%



     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.12%


------------


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

P CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN


     For purchase payment allocated to the State Street Research Money Market Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -8.51%
5 Years.....................................................       1.31%
Since Inception of the Subaccount (4/19/95).................       2.33%



     For purchase payment allocated to the State Street Research Bond Income Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -1.59%%
5 Years.....................................................       3.78%
Since Inception of the Subaccount (4/19/95).................       5.82%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.42%
5 Years.....................................................       2.46%
Since Inception of the Subaccount (4/19/95).................       6.29%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -2.13%
5 Years.....................................................       3.66%
Since Inception of the Subaccount (4/19/95).................       4.82%


     For purchase payment allocated to the Balanced Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.05%
5 Years.....................................................      -6.35%
Since Inception of the Subaccount (4/19/95).................       1.37%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -39.79%
5 Years.....................................................      -2.91%
Since Inception of the Subaccount (4/19/95).................       6.07%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.62%
5 Years.....................................................      -1.19%
Since Inception of the Subaccount (4/19/95).................       9.11%



     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.74%
5 Years.....................................................       2.97%
Since Inception of the Subaccount (4/19/95).................       8.66%

-------------------

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.25%
5 Years.....................................................      -3.42%
Since Inception of the Subaccount (4/19/95).................       6.73%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.97%
Since Inception of the Subaccount (7/1/99)..................     -14.07%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.58%
Since Inception of the Subaccount (7/1/99)..................     -14.74%



     For purchase payment allocated to the FI Structured Equity Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.36%
5 Years.....................................................      -5.08%
Since Inception of the Subaccount (4/19/95).................       5.48%



     For purchase payment allocated to the Met/Putnam Voyager Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.91%
Since Inception of the Subaccount (5/1/00)..................     -35.04%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.59%
Since Inception of the Subaccount (5/1/00)..................     -21.27%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.15%
Since Inception of the Subaccount (1/22/01).................       2.75%


     For purchase payment allocated to the Janus Mid Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -36.09%
Since Inception of the Subaccount (1/22/01).................     -38.92%


     For purchase payment allocated to the MetLife Stock Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.04%
Since Inception of the Subaccount (1/22/01).................     -23.74%

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.58%
Since Inception of the Subaccount (5/1/01)..................     -12.57%


     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.81%
Since Inception of the Subaccount (1/22/01).................     -24.34%


     For purchase payment allocated to the Russell 2000 Index Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.32%
Since Inception of the Subaccount (1/22/01).................     -16.27%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -33.47%
Since Inception of the Subaccount (5/1/01)..................     -27.17%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -10.09%
Since Inception of the Subaccount (5/1/01)..................      -6.43%


     For purchase payment allocated to the American Funds Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.98%
Since Inception of the Subaccount (5/1/01)..................     -27.61%


     For purchase payment allocated to the American Funds Growth-Income
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.43%
Since Inception of the Subaccount (5/1/01)..................     -18.19%


     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.08%
Since Inception of the Subaccount (5/1/01)..................     -21.41%



    For purchase payment allocated to the Janus Aggressive Growth Subaccount(1)


    (previously the Janus Growth Portfolio)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -37.59%
Since Inception of the Subaccount (5/1/01)..................     -34.91%

-------------------


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.06%
Since Inception of the Subaccount (5/1/01)..................     -28.07%


     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.31%
Since Inception of the Subaccount (1/22/01).................     -12.79%


     For purchase payment allocated to the State Street Research Aurora
Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.10%
Since Inception of the Subaccount (1/22/01).................     -10.29%


     For purchase payment allocated to the PIMCO Total Return Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.49%
Since Inception of the Subaccount (5/1/01)..................       3.41%


     For purchase payment allocated to the PIMCO Innovation Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -55.69%
Since Inception of the Subaccount (5/1/01)..................     -48.20%


     For purchase payment allocated to the MFS Research International Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -20.30%
Since Inception of the Subaccount (5/1/01)..................     -19.21%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -49.61%
Since Inception of the Subaccount (5/1/01)..................     -39.80%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -23.96%



     For purchase payment allocated to the State Street Research Large Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -26.52%

-------------------


     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.87%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -21.39%



     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -29.96%



     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)



              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.68%


------------


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

     These returns are based on the Standard Death Benefit for all classes. They do not reflect charges for any optional benefit, including the GMIB.


STANDARD CLASS
--------------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)


     For purchase payment allocated to the State Street Research Money Market Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -7.61%       -0.13%
5 Years..............................................      1.54%        2.76%
10 Years.............................................      2.27%        2.89%
Since Inception of the Fund (8/26/83)................      3.73%        4.33%



     For purchase payment allocated to the State Street Research Bond Income Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -0.71%        6.78%
5 Years..............................................      3.97%        5.13%
10 Years.............................................      5.62%        6.17%
Since Inception of the Fund (8/26/83)................      7.27%        7.81%



     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.46%        7.96%
5 Years..............................................      2.67%        3.89%
Since Inception of the Fund (10/31/94)...............      6.39%        6.93%



     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -1.25%        6.25%
5 Years..............................................      3.85%        5.01%
Since Inception of the Fund (10/31/94)...............      5.24%        5.78%



     For purchase payment allocated to the Balanced Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.28%      -14.83%
5 Years..............................................     -6.11%       -4.83%
Since Inception of the Fund (10/31/94)...............      2.35%        2.91%



     For purchase payment allocated to the Alger Equity Growth Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -39.20%      -34.09%
5 Years..............................................     -2.66%       -1.29%
Since Inception of the Fund (10/31/94)...............      6.92%        7.56%

--------------------------


     For purchase payment allocated to the Davis Venture Value Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -23.88%      -17.62%
5 Years..............................................     -0.93%        0.36%
Since Inception of the Fund (10/31/94)...............      9.51%       10.11%



     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -16.93%      -10.15%
5 Years..............................................      3.17%        4.38%
Since Inception of the Fund (4/30/93)................      8.83%        9.40%



     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.55%      -22.65%
5 Years..............................................     -3.17%       -1.90%
Since Inception of the Fund (5/2/94).................      6.10%        6.69%



     For purchase payment allocated to the MFS Investors Trust Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.27%      -21.26%
Since Inception of the Fund (4/30/99)................    -12.54%      -10.88%



     For purchase payment allocated to the MFS Research Managers Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -30.91%      -25.18%
Since Inception of the Fund (4/30/99)................    -12.44%      -10.80%



     For purchase payment allocated to the FI Structured Equity Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.64%      -20.59%
5 Years..............................................     -4.84%       -3.58%
Since Inception of the Fund (4/30/93)................      6.23%        6.82%

--------------------------

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      1.03%        8.53%
Since Inception of the Fund (11/9/98)................      3.78%        5.11%


     For purchase payment allocated to the Janus Mid Cap Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.47%      -30.08%
5 Years..............................................     -4.58%       -2.98%
Since Inception of the Fund (3/3/97).................     -0.11%        1.47%


     For purchase payment allocated to the MetLife Stock Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -29.36%      -23.51%
5 Years..............................................     -3.93%       -2.63%
10 Years.............................................      6.54%        7.14%
Since Inception of the Fund (5/1/90).................      7.62%        8.21%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -17.79%      -11.07%
Since Inception of the Fund (11/9/98)................      6.02%        7.31%



     For purchase payment allocated to the Met/Putnam Voyager Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.28%      -29.88%
Since Inception of the Fund (5/1/00).................    -34.75%      -32.84%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.07%      -17.83%
Since Inception of the Fund (11/9/98)................     -9.57%       -8.18%

--------------------------

     For purchase payment allocated to the Putnam International Stock Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.86%      -18.68%
5 Years..............................................     -6.07%       -4.79%
10 Years.............................................      0.31%        0.89%
Since Inception of the Fund (5/1/91).................     -1.11%       -0.50%


     For purchase payment allocated to the Russell 2000 Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.61%      -21.64%
Since Inception of the Fund (11/9/98)................     -3.12%       -1.70%



     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -32.81%      -27.23%
5 Years..............................................     -5.41%       -4.13%
10 Years.............................................      5.05%        5.65%
Since Inception of the Fund (6/24/83)................      7.78%        8.37%



     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -9.21%       -1.85%
5 Years..............................................     -0.05%        1.23%
Since Inception of the Fund (5/1/96).................      3.90%        4.65%


     For purchase payment allocated to the American Funds Growth Fund


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -31.31%      -25.61%
5 Years..............................................      3.70%        4.93%
10 Years.............................................      9.72%       10.32%
Since Inception of the Fund (2/8/84).................     11.27%       11.87%


     For purchase payment allocated to the American Funds Growth-Income Fund


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.71%      -19.59%%
5 Years..............................................      0.69%        1.91%
10 Years.............................................      8.07%        8.62%
Since Inception of the Fund (2/8/84).................     10.02%       10.59%

--------------------------

     For purchase payment allocated to the American Funds Global Small Capitalization Fund


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.36%      -20.29%
Since Inception of the Fund (4/30/98)................      0.13%        1.55%



     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3)


     (previously the Janus Growth Portfolio)



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -36.98%      -31.71%
Since Inception of the Fund (5/1/01).................    -34.30%      -31.71%


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -34.43%      -28.96%
Since Inception of the Fund (5/1/01).................    -27.37%      -24.54%


     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -22.56%      -16.20%
Since Inception of the Fund (7/5/00).................     -8.26%       -5.68%


     For purchase payment allocated to the State Street Research Aurora
Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.41%      -22.49%
Since Inception of the Fund (7/5/00).................      0.67%        3.35%


     For purchase payment allocated to the PIMCO Total Return Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.39%        7.89%
Since Inception of the Fund (2/12/01)................      3.84%        7.10%


     For purchase payment allocated to the PIMCO Innovation Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -55.26%      -51.36%
Since Inception of the Fund (2/12/01)................    -49.40%      -47.59%

--------------------------

     For purchase payment allocated to the MFS Research International Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -19.52%      -12.93%
Since Inception of the Fund (2/12/01)................    -17.82%      -14.86%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -49.11%      -44.75%
Since Inception of the Fund (2/12/01)................    -36.44%      -34.17%


     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.80%      -15.39%
Since Inception of the Fund (11/9/98)................     -2.07%       -0.59%



     For purchase payment allocated to the State Street Research Large Cap Value Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -25.88%      -20.70%



     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -24.21%      -18.90%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -18.62%      -11.96%
Since Inception of the Fund (10/9/01)................     -7.50%       -2.62%



     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -33.94%      -28.43%
Since Inception of the Fund (10/9/01)................    -16.93%      -12.54%

--------------------------


     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.27%      -19.11%
Since Inception of the Fund (10/9/01)................    -14.00%       -9.48%


------------


(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.



(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.



(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

B PLUS CLASS
------------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)


     For purchase payment allocated to the State Street Research Money Market Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -5.98%       -0.46%
5 Years...............................................      1.68%        2.42%
10 Years..............................................      2.36%        2.55%
Since Inception of the Fund (8/26/83).................      3.78%        3.99%



     For purchase payment allocated to the State Street Research Bond Income Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      1.19%        6.43%
5 Years...............................................      4.15%        4.78%
10 Years..............................................      5.72%        5.82%
Since Inception of the Fund (8/26/83).................      7.33%        7.45%



     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      2.40%        7.61%
5 Years...............................................      2.83%        3.54%
Since Inception of the Fund (10/31/94)................      6.41%        6.58%



     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      0.63%        5.90%
5 Years...............................................      4.03%        4.67%
Since Inception of the Fund (10/31/94)................      5.24%        5.43%



     For purchase payment allocated to the Balanced Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.16%      -15.11%
5 Years...............................................     -6.04%       -5.14%
Since Inception of the Fund (10/31/94)................      2.32%        2.57%



     For purchase payment allocated to the Alger Equity Growth Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -38.33%      -34.31%
5 Years...............................................     -2.58%       -1.62%
Since Inception of the Fund (10/31/94)................      6.95%        7.21%

------------------------


     For purchase payment allocated to the Davis Venture Value Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.79%      -17.89%
5 Years...............................................     -0.83%        0.02%
Since Inception of the Fund (10/31/94)................      9.56%        9.75%



     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -15.75%      -10.45%
5 Years...............................................      3.34%        4.03%
Since Inception of the Fund (4/30/93).................      8.94%        9.04%



     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.54%      -22.90%
5 Years...............................................     -3.09%       -2.23%
Since Inception of the Fund (5/2/94)..................      6.10%        6.34%



     For purchase payment allocated to the MFS Investors Trust Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.23%      -21.52%
Since Inception of the Fund (4/30/99).................    -12.33%      -11.18%



     For purchase payment allocated to the MFS Research Managers Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.92%      -25.42%
Since Inception of the Fund (4/30/99).................    -12.23%      -11.09%



     For purchase payment allocated to the FI Structured Equity Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.60%      -20.86%
5 Years...............................................     -4.76%       -3.90%
Since Inception of the Fund (4/30/93).................      6.34%        6.46%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      2.99%        8.18%
Since Inception of the Fund (11/9/98).................      4.06%        4.76%

------------------------

     For purchase payment allocated to the Janus Mid Cap Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.55%      -30.31%
5 Years...............................................     -4.51%       -3.30%
Since Inception of the Fund (3/3/97)..................     -0.07%        1.13%


     For purchase payment allocated to the MetLife Stock Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -28.35%      -23.76%
5 Years...............................................     -3.85%       -2.95%
10 Years..............................................      6.64%        6.79%
Since Inception of the Fund (5/1/90)..................      7.71%        7.86%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -16.61%      -11.36%
Since Inception of the Fund (11/9/98).................      6.34%        6.95%



     For purchase payment allocated to the Met/Putnam Voyager Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.36%      -30.11%
Since Inception of the Fund (5/1/00)..................    -34.39       -33.07


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.99%      -18.10%
Since Inception of the Fund (11/9/98).................     -9.41%       -8.49%


     For purchase payment allocated to the Putnam International Stock Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.79%      -18.95%
5 Years...............................................     -5.99%       -5.10%
10 Years..............................................      0.40%        0.56%
Since Inception of the Fund (5/1/91)..................     -1.04%       -0.83%


     For purchase payment allocated to the Russell 2000 Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.58%      -21.89%
Since Inception of the Fund (11/9/98).................     -2.96%       -2.02%

------------------------


     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -31.86%      -27.47%
5 Years...............................................     -5.33%       -4.45%
10 Years..............................................      5.16%        5.31%
Since Inception of the Fund (6/24/83).................      7.84%        8.01%



     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -7.76%       -2.17%
5 Years...............................................      0.06%        0.90%
Since Inception of the Fund (5/1/96)..................      3.96%        4.31%


     For purchase payment allocated to the American Funds Growth Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.33%      -25.86%
5 Years...............................................      3.88%        4.59%
10 Years..............................................      9.82%        9.96%
Since Inception of the Fund (2/8/84)..................     11.34%       11.51%


     For purchase payment allocated to the American Funds Growth-Income Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.65%      -19.86%
5 Years...............................................      0.82%        1.57%
10 Years..............................................      8.17%        8.27%
Since Inception of the Fund (2/8/84)..................     10.09%       10.23%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.31%      -20.55%
Since Inception of the Fund (4/30/98).................      0.28%        1.22%



     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3)


     (previously the Janus Growth Portfolio)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -36.08%      -31.93%
Since Inception of the Fund (5/1/01)..................    -33.67%      -31.93%


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -33.50%      -29.20%
Since Inception of the Fund (5/1/01)..................    -26.69%      -24.79%

------------------------

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -21.45%      -16.47%
Since Inception of the Fund (7/5/00)..................     -7.82%       -6.00%


     For purchase payment allocated to the State Street Research Aurora
Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.39%      -22.75%
Since Inception of the Fund (7/5/00)..................      1.29%        3.00%


     For purchase payment allocated to the PIMCO Total Return Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      2.33%        7.54%
Since Inception of the Fund (2/12/01).................      4.89%        6.78%


     For purchase payment allocated to the PIMCO Innovation Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -54.62%      -51.52%
Since Inception of the Fund (2/12/01).................    -48.91%      -47.76%


     For purchase payment allocated to the MFS Research International Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.37%      -13.22%
Since Inception of the Fund (2/12/01).................    -17.20%      -15.14%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -48.39%      -44.93%
Since Inception of the Fund (2/12/01).................    -35.90%      -34.38%


     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.69%      -15.67%
Since Inception of the Fund (11/9/98).................     -1.92%       -0.92%



     For purchase payment allocated to the State Street Research Large Cap Value Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -24.55%      -20.88%

------------------------


     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -22.85%      -19.08%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -17.45%      -12.25%
Since Inception of the Fund (10/9/01).................     -6.30%       -2.95%



     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -32.99%      -28.67%
Since Inception of the Fund (10/9/01).................    -15.83%      -12.83%



     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.20%      -19.38%
Since Inception of the Fund (10/9/01).................    -12.87%       -9.78%


------------


(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.



(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.



(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

C CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)


     For purchase payment allocated to the State Street Research Money Market Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -0.98%       -0.45%
5 Years...............................................      1.87%        2.43%
10 Years..............................................      1.93%        2.56%
Since Inception of the Fund (8/26/83).................      3.38%        3.99%



     For purchase payment allocated to the State Street Research Bond Income Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      5.91%        6.44%
5 Years...............................................      4.23%        4.79%
10 Years..............................................      5.28%        5.82%
Since Inception of the Fund (8/26/83).................      6.92%        7.46%



     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      7.08%        7.62%
5 Years...............................................      2.97%        3.55%
Since Inception of the Fund (10/31/94)................      6.05%        6.59%



     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      5.37%        5.90%
5 Years...............................................      4.12%        4.68%
Since Inception of the Fund (10/31/94)................      4.89%        5.44%



     For purchase payment allocated to the Balanced Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -15.63%      -15.10%
5 Years...............................................     -5.76%       -5.13%
Since Inception of the Fund (10/31/94)................      2.02%        2.58%



     For purchase payment allocated to the Alger Equity Growth Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.84%      -34.31%
5 Years...............................................     -2.27%       -1.61%
Since Inception of the Fund (10/31/94)................      6.58%        7.22%

-------------------


     For purchase payment allocated to the Davis Venture Value Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.42%      -17.89%
5 Years...............................................     -0.52%        0.03%
Since Inception of the Fund (10/31/94)................      9.16%        9.76%



     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -10.97%      -10.44%
5 Years...............................................      3.46%        4.04%
Since Inception of the Fund (4/30/93).................      8.48%        9.05%



     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.43%      -22.90%
5 Years...............................................     -2.78%       -2.22%
Since Inception of the Fund (5/2/94)..................      5.76%        6.35%



     For purchase payment allocated to the MFS Investors Trust Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.05%      -21.52%
Since Inception of the Fund (4/30/99).................    -11.79%      -11.17%



     For purchase payment allocated to the MFS Research Managers Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.95%      -25.42%
Since Inception of the Fund (4/30/99).................    -11.69%      -11.08%



     For purchase payment allocated to the FI Structured Equity Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -21.38%      -20.85%
5 Years...............................................     -4.47%       -3.89%
Since Inception of the Fund (4/30/93).................      5.89%        6.47%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      7.64%        8.19%
Since Inception of the Fund (11/9/98).................      4.21%        4.77%

-------------------

     For purchase payment allocated to the Janus Mid Cap Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.84%      -30.31%
5 Years...............................................     -4.21%       -3.29%
Since Inception of the Fund (3/3/97)..................      0.01%        1.14%


     For purchase payment allocated to the MetLife Stock Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.29%      -23.76%
5 Years...............................................     -3.55%       -2.94%
10 Years..............................................      6.19%        6.80%
Since Inception of the Fund (5/1/90)..................      7.28%        7.86%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -11.88%      -11.35%
Since Inception of the Fund (11/9/98).................      6.40%        6.96%



     For purchase payment allocated to the Met/Putnam Voyager Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.64%      -30.11%
Since Inception of the Fund (5/1/00)..................    -33.91%      -33.06%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.62%      -18.09%
Since Inception of the Fund (11/9/98).................     -9.10%       -8.48%


     For purchase payment allocated to the Putnam International Stock Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -19.47%      -18.94%
5 Years...............................................     -5.71%       -5.10%
10 Years..............................................     -0.02%        0.57%
Since Inception of the Fund (5/1/91)..................     -1.44%       -0.82%


     For purchase payment allocated to the Russell 2000 Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.42%      -21.89%
Since Inception of the Fund (11/9/98).................     -2.58%       -2.02%

-------------------


     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.99%      -27.46%
5 Years...............................................     -5.04%       -4.44%
10 Years..............................................      4.72%        5.31%
Since Inception of the Fund (6/24/83).................      7.43%        8.02%



     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -2.69%       -2.16%
5 Years...............................................      0.33%        0.91%
Since Inception of the Fund (5/1/96)..................      3.78%        4.31%


     For purchase payment allocated to the American Funds Growth Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.38%      -25.85%
5 Years...............................................      3.97%        4.59%
10 Years..............................................      9.37%        9.97%
Since Inception of the Fund (2/8/84)..................     10.91%       11.51%


     For purchase payment allocated to the American Funds Growth-Income Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.38%      -19.85%
5 Years...............................................      1.05%        1.58%
10 Years..............................................      7.72%        8.27%
Since Inception of the Fund (2/8/84)..................      9.67%       10.23%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -21.08%      -20.55%
Since Inception of the Fund (4/30/98).................      0.56%        1.22%



     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3) (previously the Janus Growth Portfolio)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -32.46%      -31.93%
Since Inception of the Fund (5/1/01)..................    -32.53%      -31.93%


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.72%      -29.19%
Since Inception of the Fund (5/1/01)..................    -25.33%      -24.78%

-------------------

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -17.00%      -16.47%
Since Inception of the Fund (7/5/00)..................     -6.53%       -5.99%


     For purchase payment allocated to the State Street Research Aurora
Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.27%      -22.74%
Since Inception of the Fund (7/5/00)..................      2.45%        3.01%


     For purchase payment allocated to the PIMCO Total Return Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      7.01%        7.55%
Since Inception of the Fund (2/12/01).................      6.25%        6.78%


     For purchase payment allocated to the PIMCO Innovation Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -52.05%      -51.52%
Since Inception of the Fund (2/12/01).................    -48.48%      -47.76%


     For purchase payment allocated to the MFS Research International Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -13.74%      -13.21%
Since Inception of the Fund (2/12/01).................    -15.74%      -15.13%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -45.46%      -44.93%
Since Inception of the Fund (2/12/01).................    -35.02%      -34.38%


     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -16.19%      -15.66%
Since Inception of the Fund (11/9/98).................     -1.52%       -0.91%



     For purchase payment allocated to the State Street Research Large Cap Value Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -21.22%      -20.87%

-------------------


     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -19.43%      -19.08%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -12.77%      -12.24%
Since Inception of the Fund (10/9/01).................     -3.54%       -2.94%



     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.19%      -28.66%
Since Inception of the Fund (10/9/01).................    -13.44%      -12.82%



     For purchase payment allocated to the Harris Oakmark International Portfolio Class E(4)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -19.90%      -19.37%
Since Inception of the Fund (10/9/01).................    -10.36%       -9.77%


------------


(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.



(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.



(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

L CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)


     For purchase payment allocated to the State Street Research Money Market Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -7.83%       -0.36%
5 Years..............................................      1.96%        2.53%
10 Years.............................................      2.03%        2.66%
Since Inception of the Fund (8/26/83)................      3.48%        4.09%



     For purchase payment allocated to the State Street Research Bond Income Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -0.96%        6.54%
5 Years..............................................      4.33%        4.89%
10 Years.............................................      5.38%        5.92%
Since Inception of the Fund (8/26/83)................      7.02%        7.56%



     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.22%        7.72%
5 Years..............................................      3.06%        3.65%
Since Inception of the Fund (10/31/94)...............      6.15%        6.69%



     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -1.49%        6.00%
5 Years..............................................      4.22%        4.77%
Since Inception of the Fund (10/31/94)...............      4.99%        5.54%



     For purchase payment allocated to the Balanced Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.47%      -15.02%
5 Years..............................................     -5.67%       -5.04%
Since Inception of the Fund (10/31/94)...............      2.12%        2.67%



     For purchase payment allocated to the Alger Equity Growth Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -39.34%      -34.25%
5 Years..............................................     -2.17%       -1.52%
Since Inception of the Fund (10/31/94)...............      6.68%        7.32%

-------------------


     For purchase payment allocated to the Davis Venture Value Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.06%      -17.81%
5 Years..............................................     -0.43%        0.13%
Since Inception of the Fund (10/31/94)...............      9.26%        9.86%



     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -17.12%      -10.36%
5 Years..............................................      3.56%        4.14%
Since Inception of the Fund (4/30/93)................      8.58%        9.15%



     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.72%      -22.82%
5 Years..............................................     -2.69%       -2.13%
Since Inception of the Fund (5/2/94).................      5.86%        6.45%



     For purchase payment allocated to the MFS Investors Trust Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.43%      -21.44%
Since Inception of the Fund (4/30/99)................    -11.71%      -11.09%



     For purchase payment allocated to the MFS Research Managers Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -31.07%      -25.35%
Since Inception of the Fund (4/30/99)................    -11.61%      -11.00%



     For purchase payment allocated to the FI Structured Equity Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.81%      -20.78%
5 Years..............................................     -4.38%       -3.80%
Since Inception of the Fund (4/30/93)................      5.99%        6.57%



     For purchase payment allocated to the Met/Putnam Voyager Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.43%      -30.04%
Since Inception of the Fund (5/1/00).................    -34.72%      -33.00%

-------------------


     For purchase payment allocated to the Putnam International Stock Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.04%      -18.87%
5 Years..............................................     -5.62%       -5.01%
10 Years.............................................      0.08%        0.66%
Since Inception of the Fund (5/1/91).................     -1.35%       -0.73%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.78%        8.29%
Since Inception of the Fund (11/9/98)................      4.31%        4.87%


     For purchase payment allocated to the Janus Mid Cap Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.62%      -30.24%
5 Years..............................................     -4.12%       -3.20%
Since Inception of the Fund (3/3/97).................      0.11%        1.23%


     For purchase payment allocated to the MetLife Stock Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -29.52%      -23.69%
5 Years..............................................     -3.46%       -2.85%
10 Years.............................................      6.29%        6.90%
Since Inception of the Fund (5/1/90).................      7.38%        7.96%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -17.97%      -11.27%
Since Inception of the Fund (11/9/98)................      6.50%        7.06%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.25%      -18.02%
Since Inception of the Fund (11/9/98)................     -9.01%       -8.39%


     For purchase payment allocated to the Russell 2000 Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.78%      -21.81%
Since Inception of the Fund (11/9/98)................     -2.49%       -1.92%

-------------------


     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -32.97%      -27.40%
5 Years..............................................     -4.95%       -4.35%
10 Years.............................................      4.81%        5.41%
Since Inception of the Fund (6/24/83)................      7.53%        8.12%



     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -9.42%       -2.07%
5 Years..............................................      0.42%        1.00%
Since Inception of the Fund (5/1/96).................      3.88%        4.41%


     For purchase payment allocated to the American Funds Growth Fund


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -31.47%      -25.78%
5 Years..............................................      4.07%        4.69%
10 Years.............................................      9.47%       10.07%
Since Inception of the Fund (2/8/84).................     11.02%       11.62%


     For purchase payment allocated to the American Funds Growth-Income Fund


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.88%      -19.78%
5 Years..............................................      1.14%        1.68%
10 Years.............................................      7.82%        8.37%
Since Inception of the Fund (2/8/84).................      9.77%       10.34%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.53%      -20.47%
Since Inception of the Fund (4/30/98)................      0.65%        1.32%



     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3)


     (previously the Janus Growth Portfolio)



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -37.13%      -31.86%
Since Inception of the Fund (5/1/01).................    -34.45%      -31.86%

-------------------

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -34.58%      -29.13%
Since Inception of the Fund (5/1/01).................    -27.53%      -24.71%


     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -22.73%      -16.39%
Since Inception of the Fund (7/5/00).................     -8.12%       -5.90%


     For purchase payment allocated to the State Street Research Aurora
Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.58%      -22.67%
Since Inception of the Fund (7/5/00).................      0.78%        3.11%


     For purchase payment allocated to the PIMCO Total Return Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.15%        7.65%
Since Inception of the Fund (2/12/01)................      3.58%        6.85%


     For purchase payment allocated to the PIMCO Innovation Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -55.36%      -51.48%
Since Inception of the Fund (2/12/01)................    -49.51%      -47.71%


     For purchase payment allocated to the MFS Research International Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -19.71%      -13.13%
Since Inception of the Fund (2/12/01)................    -18.01%      -15.06%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -49.23%      -44.88%
Since Inception of the Fund (2/12/01)................    -36.58%      -34.32%


     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.98%      -15.58%
Since Inception of the Fund (11/9/98)................     -1.43%       -0.82%

-------------------


     For purchase payment allocated to the State Street Research Large Cap Value Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -25.99%      -20.82%



     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -24.32%      -19.03%



     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -18.80%      -12.16%
Since Inception of the Fund (10/9/01)................     -7.70%       -2.85%



     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio



                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -34.09%      -28.60%
Since Inception of the Fund (10/9/01)................    -17.11%      -12.74%



     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.44%      -19.30%
Since Inception of the Fund (10/9/01).................    -14.19%       -9.69%


------------


(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.



(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.



(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

P CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)


     For purchase payment allocated to the State Street Research Money Market Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -8.51%       -0.02%
5 Years...............................................      1.31%        2.87%
10 Years..............................................      2.38%        3.00%
Since Inception of the Fund (8/26/83).................      3.85%        4.44%



     For purchase payment allocated to the State Street Research Bond Income Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -1.59%        6.90%
5 Years...............................................      3.78%        5.24%
10 Years..............................................      5.74%        6.28%
Since Inception of the Fund (8/26/83).................      7.38%        7.92%



     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -0.42%        8.08%
5 Years...............................................      2.46%        4.00%
Since Inception of the Fund (10/31/94)................      6.37%        7.05%



     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -2.13%        6.36%
5 Years...............................................      3.66%        5.12%
Since Inception of the Fund (10/31/94)................      5.20%        5.89%



     For purchase payment allocated to the Balanced Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.05%      -14.74%
5 Years...............................................     -6.35%       -4.72%
Since Inception of the Fund (10/31/94)................      2.27%        3.02%



     For purchase payment allocated to the Alger Equity Growth Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -39.79%      -34.02%
5 Years...............................................     -2.91%       -1.19%
Since Inception of the Fund (10/31/94)................      6.90%        7.68%

-------------------


     For purchase payment allocated to the Davis Venture Value Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.62%      -17.53%
5 Years...............................................     -1.19%        0.46%
Since Inception of the Fund (10/31/94)................      9.51%       10.23%



     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -17.74%      -10.06%
5 Years...............................................      2.97%        4.49%
Since Inception of the Fund (4/30/93).................      8.94%        9.52%



     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.25%      -22.57%
5 Years...............................................     -3.42%       -1.80%
Since Inception of the Fund (5/2/94)..................      6.09%        6.81%



     For purchase payment allocated to the MFS Investors Trust Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.97%      -21.18%
Since Inception of the Fund (4/30/99).................    -12.87%      -10.79%



     For purchase payment allocated to the MFS Research Managers Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -31.58%      -25.10%
Since Inception of the Fund (4/30/99).................    -12.77%      -10.70%



     For purchase payment allocated to the FI Structured Equity Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.36%      -20.51%
5 Years...............................................     -5.08%       -3.48%
Since Inception of the Fund (4/30/93).................      6.35%        6.93%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      0.15%        8.65%
Since Inception of the Fund (11/9/98).................      3.51%        5.22%

-------------------

     For purchase payment allocated to the Janus Mid Cap Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -36.09%      -30.01%
5 Years...............................................     -4.83%       -2.87%
Since Inception of the Fund (3/3/97)..................     -0.30%        1.57%


     For purchase payment allocated to the MetLife Stock Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.04%      -23.43%
5 Years...............................................     -4.18%       -2.53%
10 Years..............................................      6.65%        7.25%
Since Inception of the Fund (5/1/90)..................      7.74%        8.33%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.58%      -10.97%
Since Inception of the Fund (11/9/98).................      5.78%        7.42%



     For purchase payment allocated to the Met/Putnam Voyager Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -35.91%      -29.81%
Since Inception of the Fund (5/1/00)..................    -35.04%      -32.77%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.81%      -17.74%
Since Inception of the Fund (11/9/98).................     -9.86%       -8.08%


     For purchase payment allocated to the Putnam International Stock Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.59%      -18.59%
5 Years...............................................     -6.31%       -4.69%
10 Years..............................................      0.42%        1.00%
Since Inception of the Fund (5/1/91)..................     -1.00%       -0.39%


     For purchase payment allocated to the Russell 2000 Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -28.32%      -21.55%
Since Inception of the Fund (11/9/98).................     -3.45%       -1.59%

-------------------


     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -33.47%      -27.15%
5 Years...............................................     -5.65%       -4.03%
10 Years..............................................      5.17%        5.77%
Since Inception of the Fund (6/24/83).................      7.90%        8.49%



     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -10.09%       -1.74%
5 Years...............................................     -0.30%        1.34%
Since Inception of the Fund (5/1/96)..................      3.80%        4.76%


     For purchase payment allocated to the American Funds Growth Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -31.98%      -25.53%
5 Years...............................................      3.51%        5.04%
10 Years..............................................      9.84%       10.44%
Since Inception of the Fund (2/8/84)..................     11.39%       11.99%


     For purchase payment allocated to the American Funds Growth-Income Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.43%      -19.51%
5 Years...............................................      0.45%        2.02%
10 Years..............................................      8.18%        8.74%
Since Inception of the Fund (2/8/84)..................     10.14%       10.71%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.08%      -20.21%
Since Inception of the Fund (4/30/98).................     -0.14%        1.66%



     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3)


     (previously the Janus Growth Portfolio)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -37.59%      -31.63%
Since Inception of the Fund (5/1/01)..................    -34.91%      -31.64%


     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -35.06%      -28.89%
Since Inception of the Fund (5/1/01)..................    -28.07%      -24.46%

-------------------

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.31%      -16.11%
Since Inception of the Fund (7/5/00)..................     -8.85%       -5.58%


     For purchase payment allocated to the State Street Research Aurora
Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.10%      -22.41%
Since Inception of the Fund (7/5/00)..................      0.06%        3.46%


     For purchase payment allocated to the PIMCO Total Return Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -0.49%        8.01%
Since Inception of the Fund (2/12/01).................      3.05%        7.23%


     For purchase payment allocated to the PIMCO Innovation Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -55.69%      -51.31%
Since Inception of the Fund (2/12/01).................    -49.71%      -47.53%


     For purchase payment allocated to the MFS Research International Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.30%      -12.84%
Since Inception of the Fund (2/12/01).................    -18.53%      -14.77%



     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -49.61%      -44.69%
Since Inception of the Fund (2/12/01).................    -36.92%      -34.10%


     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.56%      -15.30%
Since Inception of the Fund (11/9/98).................     -2.41%       -0.49%


     For purchase payment allocated to the State Street Research Large Cap Value Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -26.52%      -20.64%

-------------------

     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -24.87%      -18.85%


     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -19.41%      -11.87%
Since Inception of the Fund (10/9/01).................     -8.83%       -2.52%


     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio


                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.58%      -28.36%
Since Inception of the Fund (10/9/01).................    -18.11%      -12.45%



     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)



                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.99%      -19.03%
Since Inception of the Fund (10/9/01).................    -15.22%       -9.39%


---------------


(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.



(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.



(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.



     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.


                             CALCULATION OF YIELDS

MONEY MARKET YIELD


     From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used. Based on the actual distribution of Contract sizes, we have assumed the average per unit Contract Administrative Fee to be .039% for the Standard Class; .019% for the Bonus Class; .011% for the C Class; .018% for the L Class; and .033% for the P Class.


     On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.


     The current yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2002 for the Standard, B Plus, C, L and P Classes was -0.43%, -0.76%, -0.75%, -0.65%, and -0.32%, respectively.


     We may also quote the effective yield of the State Street Research Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.


     The effective yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2002 for the Standard, B Plus, C, L and P Classes was -0.42%, -0.75%, -0.74%, -0.65%, and -0.32%, respectively.


     Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS


     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the State Street Research Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used. Based on average contract size and withdrawals, we have assumed the average per unit Contract Administrative Fee to be: .039% for the Standard Class; .019% for the Bonus Class; .011% for the C Class; .018% for the L Class; and .033% for the P Class.


     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)
     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined at least 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)


     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.


                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS


     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.



     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".



     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.



     The illustrations show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.



     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS


     We also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that monthly annuity payments vary over time based on fluctuations in annual returns.



     The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."



     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.



     For each Class, the illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

   THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                               PROSPECTUS TABLES.


                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2002.



                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.275807        2.290287          981,708
  01/01/02 to 12/31/02....................................    2.290287        2.288173        7,080,343
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.101525        1.134093          647,303
  01/01/02 to 12/31/02....................................    1.134093        1.231350        5,241,579
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.568445        1.605936          287,447
  01/01/02 to 12/31/02....................................    1.605936        1.734480        3,519,888
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.448887        1.493542          847,646
  01/01/02 to 12/31/02....................................    1.493542        1.587436        8,277,460
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.897455        4.041296          406,052
  01/01/02 to 12/31/02....................................    4.041296        4.317102        3,666,963
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.514247        1.488069          360,833
  01/01/02 to 12/31/02....................................    1.488069        1.267889        2,635,315
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    3.019092        2.759624          337,995
  01/01/02 to 12/31/02....................................    2.759624        1.819481        2,109,027
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.815820        2.673490          929,183
  01/01/02 to 12/31/02....................................    2.673490        2.203285        6,433,899
FI Structured Equity Subaccount
  07/02/01* to 12/31/01
  01/01/02 to 12/31/02....................................    2.631178        2.390547          138,790
  01/01/02 to 12/31/02....................................    2.390547        1.898996          675,852
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.190228        0.977216        1,679,195
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.850101        3.569386          179,083
  01/01/02 to 12/31/02....................................    3.569386        2.731299        1,942,937
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.897721        0.832853          120,423
  01/01/02 to 12/31/02....................................    0.832853        0.656019        1,530,612
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.979378        0.879562          122,347
  01/01/02 to 12/31/02....................................    0.879562        0.658370          802,087


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.575496        0.493566          404,240
  01/01/02 to 12/31/02....................................    0.493566        0.346223        2,441,313
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.273319        6.648203           19,133
  01/01/02 to 12/31/02....................................    6.648203        4.839935          340,601
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.793205          530,074
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.811179          217,753
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.539245        2.662359          822,817
  01/01/02 to 12/31/02....................................    2.662359        2.393025        6,928,769
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.891206        1.559899          131,929
  01/01/02 to 12/31/02....................................    1.559899        1.091082          722,960
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.052532        1.032125          223,464
  01/01/02 to 12/31/02....................................    1.032125        0.865297        2,492,483
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.557054        1.507851           78,495
  01/01/02 to 12/31/02....................................    1.507851        1.341499        1,245,456
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953966        0.880593          333,496
  01/01/02 to 12/31/02....................................    0.880593        0.625781        2,870,903
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.400198        2.272909          202,579
  01/01/02 to 12/31/02....................................    2.272909        1.758858        1,641,772
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.223058        1.190097          277,659
  01/01/02 to 12/31/02....................................    1.190097        0.932986        2,510,267
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.430867        1.401112        1,221,865
  01/01/02 to 12/31/02....................................    1.401112        1.086395       10,392,688
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.948368        0.855523          209,511
  01/01/02 to 12/31/02....................................    0.855523        0.703283        2,746,997
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.273950        1.164731          480,562
  01/01/02 to 12/31/02....................................    1.164731        0.947543        4,943,896
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.373789        1.382533          122,188
  01/01/02 to 12/31/02....................................    1.382533        1.357531        2,439,994
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.008155        1.054911        1,119,475
  01/01/02 to 12/31/02....................................    1.054911        1.138630       16,599,383
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951972        0.775470          389,694
  01/01/02 to 12/31/02....................................    0.775470        0.529802        2,103,838


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.140653        0.968370          631,334
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931494        0.824814          342,075
  01/01/02 to 12/31/02....................................    0.824814        0.455869        2,938,916
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.123126        0.848858          430,464
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758331        0.610195           94,456
  01/01/02 to 12/31/02....................................    0.610195        0.296898        1,890,616
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.060502        0.885404          217,557
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.927136        0.848951          277,020
  01/01/02 to 12/31/02....................................    0.848951        0.739441        2,846,609
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.760851       11.278583          168,238
  01/01/02 to 12/31/02....................................   11.278583        8.393445        1,874,264
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.647461        8.388980          190,117
  01/01/02 to 12/31/02....................................    8.388980        6.748058        2,226,755
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.463224        1.349972          295,927
  01/01/02 to 12/31/02....................................    1.349972        1.076486        2,760,128


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.



(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.235536        2.248638         869,330
  01/01/02 to 12/31/02....................................    2.248638        2.244318       2,741,837
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.098614        1.130533         229,823
  01/01/02 to 12/31/02....................................    1.130533        1.226259       1,687,331
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.558017        1.594464         179,069
  01/01/02 to 12/31/02....................................    1.594464        1.720370       1,763,673
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.439254        1.482873         406,922
  01/01/02 to 12/31/02....................................    1.482873        1.574522       3,752,623
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.828491        3.967809         217,116
  01/01/02 to 12/31/02....................................    3.967809        4.234365       1,818,388
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.504179        1.477438          45,831
  01/01/02 to 12/31/02....................................    1.477438        1.257572         858,351
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.999024        2.739911         165,746
  01/01/02 to 12/31/02....................................    2.739911        1.804674       1,376,184
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.797107        2.654397         441,860
  01/01/02 to 12/31/02....................................    2.654397        2.185361       3,544,762
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.609765        2.369909          44,802
  01/01/02 to 12/31/02....................................    2.369909        1.880717         386,064
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.186098        0.973174         648,931
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.807341        3.527981          64,482
  01/01/02 to 12/31/02....................................    3.527981        2.696913         652,639
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.895771        0.830628         227,620
  01/01/02 to 12/31/02....................................    0.830628        0.653612         852,130
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.977250        0.877212          59,840
  01/01/02 to 12/31/02....................................    0.877212        0.655953         253,040
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.574821        0.492741         112,128
  01/01/02 to 12/31/02....................................    0.492741        0.345299       1,428,969


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.143398        6.526184          20,628
  01/01/02 to 12/31/02....................................    6.526184        4.746347         124,713
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.792674         149,186
FI Mid Cap Opportunities Subaccount
  05/01/02* to 12/31/02...................................    1.000000        0.810636          97,989
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.518576        2.639371         401,779
  01/01/02 to 12/31/02....................................    2.639371        2.369989       3,706,789
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.883025        1.552375          61,360
  01/01/02 to 12/31/02....................................    1.552375        1.084732         353,346
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.051488        1.030586          46,529
  01/01/02 to 12/31/02....................................    1.030586        0.863142         722,105
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.552941        1.503118          34,558
  01/01/02 to 12/31/02....................................    1.503118        1.335950         361,709
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953804        0.880003         258,180
  01/01/02 to 12/31/02....................................    0.880003        0.624736       1,365,065
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.383050        2.255543          52,241
  01/01/02 to 12/31/02....................................    2.255543        1.743672         707,530
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.219826        1.186359          69,714
  01/01/02 to 12/31/02....................................    1.186359        0.929124         980,925
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.429451        1.399026         558,279
  01/01/02 to 12/31/02....................................    1.399026        1.083691       5,041,638
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.945862        0.852836          67,835
  01/01/02 to 12/31/02....................................    0.852836        0.700372       1,081,587
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.261053        1.152362         239,674
  01/01/02 to 12/31/02....................................    1.152362        0.936542       2,208,624
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.366705        1.374718          65,506
  01/01/02 to 12/31/02....................................    1.374718        1.348508       1,037,918
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007769        1.054194         654,487
  01/01/02 to 12/31/02....................................    1.054194        1.136720       7,591,886
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951810        0.774950         212,536
  01/01/02 to 12/31/02....................................    0.774950        0.528917         890,937
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.140016        0.967182         213,941


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931134        0.824083         228,099
  01/01/02 to 12/31/02....................................    0.824083        0.455009       1,350,231
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.122499        0.847816         145,764
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758038        0.609654          58,620
  01/01/02 to 12/31/02....................................    0.609654        0.296337         684,856
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059909        0.884317          32,461
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926780        0.848201         161,048
  01/01/02 to 12/31/02....................................    0.848201        0.738048       1,165,514
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.540653       11.078414          95,874
  01/01/02 to 12/31/02....................................   11.078414        8.236223         893,722
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.498265        8.240125         126,008
  01/01/02 to 12/31/02....................................    8.240125        6.621684       1,040,860
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.458585        1.345018         130,815
  01/01/02 to 12/31/02....................................    1.345018        1.071462         961,486


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.



(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.215661        2.228091          22,885
  01/01/02 to 12/31/02....................................    2.228091        2.222698         117,801
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.097162        1.128756           9,922
  01/01/02 to 12/31/02....................................    1.128756        1.223720         112,812
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.552828        1.588757          32,226
  01/01/02 to 12/31/02....................................    1.588757        1.713355         194,906
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.434460        1.477565          75,153
  01/01/02 to 12/31/02....................................    1.477565        1.568102         592,262
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.794455        3.931555          41,262
  01/01/02 to 12/31/02....................................    3.931555        4.193578         201,281
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.499169        1.472150              --
  01/01/02 to 12/31/02....................................    1.472150        1.252443         146,985
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.989036        2.730104          15,331
  01/01/02 to 12/31/02....................................    2.730104        1.797313         103,979
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.787793        2.644898          76,898
  01/01/02 to 12/31/02....................................    2.644898        2.176450         330,044
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.599120        2.359652           9,164
  01/01/02 to 12/31/02....................................    2.359652        1.871640          81,051
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.184038        0.971158         105,515
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.786132        3.507451          17,785
  01/01/02 to 12/31/02....................................    3.507451        2.679876         114,121
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.894797        0.829518          11,890
  01/01/02 to 12/31/02....................................    0.829518        0.652412         116,329
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.976187        0.876039             857
  01/01/02 to 12/31/02....................................    0.876039        0.654748          11,992
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.574484        0.492328           8,715
  01/01/02 to 12/31/02....................................    0.492328        0.344837          92,649
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.079287        6.465995           1,703
  01/01/02 to 12/31/02....................................    6.465995        4.700216           9,125


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.792409           3,190
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.810364          17,439
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.508301        2.627948          57,009
  01/01/02 to 12/31/02....................................    2.627948        2.358550         407,484
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.878947        1.548625          10,059
  01/01/02 to 12/31/02....................................    1.548625        1.081569          82,679
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.050967        1.029818         223,464
  01/01/02 to 12/31/02....................................    1.029818        0.862067         183,553
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.550889        1.500756           9,241
  01/01/02 to 12/31/02....................................    1.500756        1.333183         170,229
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953723        0.879708           1,538
  01/01/02 to 12/31/02....................................    0.879708        0.624213         120,614
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.374519        2.246907           5,907
  01/01/02 to 12/31/02....................................    2.246907        1.736125          36,115
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.218212        1.184494           9,068
  01/01/02 to 12/31/02....................................    1.184494        0.927198          82,611
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.428743        1.397984          79,337
  01/01/02 to 12/31/02....................................    1.397984        1.082341         549,921
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.944611        0.851495          21,894
  01/01/02 to 12/31/02....................................    0.851495        0.698921         299,954
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.254650        1.146225          84,462
  01/01/02 to 12/31/02....................................    1.146225        0.931088         191,102
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.363175        1.370826              --
  01/01/02 to 12/31/02....................................    1.370826        1.344018          98,324
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007576        1.053729         194,398
  01/01/02 to 12/31/02....................................    1.053729        1.135650       1,187,935
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951729        0.774690          20,766
  01/01/02 to 12/31/02....................................    0.774690        0.528474         217,421
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.139697        0.966588           6,516
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930955        0.823718           1,317
  01/01/02 to 12/31/02....................................    0.823718        0.454579          49,482


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.122185        0.847295          34,333
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757892        0.609384           3,655
  01/01/02 to 12/31/02....................................    0.609384        0.296057          37,645
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059613        0.883774           2,226
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926602        0.847826           8,799
  01/01/02 to 12/31/02....................................    0.847826        0.737353         106,045
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.432061       10.979737          16,988
  01/01/02 to 12/31/02....................................   10.979737        8.158775         128,625
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.424689        8.166745           9,169
  01/01/02 to 12/31/02....................................    8.166745        6.559432         108,984
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.456272        1.342549          15,917
  01/01/02 to 12/31/02....................................    1.342549        1.068960         202,341


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.



(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.176439        2.187558         324,274
  01/01/02 to 12/31/02....................................    2.187558        2.180082       1,244,380
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.094262        1.125212         138,917
  01/01/02 to 12/31/02....................................    1.125212        1.218659         563,451
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.542500        1.577404         191,781
  01/01/02 to 12/31/02....................................    1.577404        1.699411         532,430
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.424919        1.467006         381,965
  01/01/02 to 12/31/02....................................    1.467006        1.555340       1,252,719
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.727288        3.860036         225,528
  01/01/02 to 12/31/02....................................    3.860036        4.113179         582,376
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.489198        1.461629          58,534
  01/01/02 to 12/31/02....................................    1.461629        1.242248         298,841
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.969160        2.710594         332,685
  01/01/02 to 12/31/02....................................    2.710594        1.782681         415,897
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.769260        2.626002         429,539
  01/01/02 to 12/31/02....................................    2.626002        2.158738       1,057,579
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.577961        2.339273          45,616
  01/01/02 to 12/31/02....................................    2.339273        1.853617         101,294
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.179929        0.967140         249,450
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.744067        3.466749          56,920
  01/01/02 to 12/31/02....................................    3.466749        2.646125         315,866
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.892852        0.827301          69,338
  01/01/02 to 12/31/02....................................    0.827301        0.650017         209,693
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.974065        0.873698          35,218
  01/01/02 to 12/31/02....................................    0.873698        0.652344         254,373
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.573810        0.491505          65,984
  01/01/02 to 12/31/02....................................    0.491505        0.343915         287,464
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.952785        6.347276           6,420
  01/01/02 to 12/31/02....................................    6.347276        4.609296          26,015



------------
 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.791878          12,191
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.809822          11,006
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.487876        2.605249         590,460
  01/01/02 to 12/31/02....................................    2.605249        2.335838       1,289,841
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.870817        1.541152          42,264
  01/01/02 to 12/31/02....................................    1.541152        1.075272         155,536
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.049924        1.028283          35,737
  01/01/02 to 12/31/02....................................    1.028283        0.859920         181,927
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.546791        1.496043          16,557
  01/01/02 to 12/31/02....................................    1.496043        1.327666         153,771
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953560        0.879119         120,968
  01/01/02 to 12/31/02....................................    0.879119        0.623170         325,762
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.357548        2.229733          97,823
  01/01/02 to 12/31/02....................................    2.229733        1.721130         169,262
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.214991        1.180772          41,596
  01/01/02 to 12/31/02....................................    1.180772        0.923359         296,688
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.427329        1.395901         796,821
  01/01/02 to 12/31/02....................................    1.395901        1.079647       1,933,552
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.942114        0.848819          61,803
  01/01/02 to 12/31/02....................................    0.848819        0.696027         348,113
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.241943        1.134049         190,791
  01/01/02 to 12/31/02....................................    1.134049        0.920274         690,284
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.356144        1.363075         115,521
  01/01/02 to 12/31/02....................................    1.363075        1.335082         363,197
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007189        1.052336         385,965
  01/01/02 to 12/31/02....................................    1.052336        1.133016       2,638,927
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951567        0.774171          88,806
  01/01/02 to 12/31/02....................................    0.774171        0.527591         299,874
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.139061        0.965401          63,403
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930595        0.822989          35,676
  01/01/02 to 12/31/02....................................    0.822989        0.453721         216,411


------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.121558        0.846254          40,889
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757599        0.608843         236,284
  01/01/02 to 12/31/02....................................    0.608843        0.295498         625,233
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059020        0.882689          50,270
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926246        0.847077          69,731
  01/01/02 to 12/31/02....................................    0.847077        0.735964         320,965
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.217535       10.784870          87,006
  01/01/02 to 12/31/02....................................   10.784870        8.005947         303,680
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.279336        8.021833          93,671
  01/01/02 to 12/31/02....................................    8.021833        6.436590         361,204
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.451655        1.337622         101,630
  01/01/02 to 12/31/02....................................    1.337622        1.063971         495,579


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.



(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.137911        2.147762       2,305,462
  01/01/02 to 12/31/02....................................    2.147762        2.138283       6,180,906
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.091369        1.121679         576,433
  01/01/02 to 12/31/02....................................    1.121679        1.213618       2,200,010
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.532241        1.566131         299,653
  01/01/02 to 12/31/02....................................    1.566131        1.685581       1,305,077
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.415442        1.456523         713,433
  01/01/02 to 12/31/02....................................    1.456523        1.542682       3,752,159
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.661310        3.789819         381,067
  01/01/02 to 12/31/02....................................    3.789819        4.034321       1,414,185
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.479293        1.451183         175,118
  01/01/02 to 12/31/02....................................    1.451183        1.232135         690,524
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.949416        2.691224         456,780
  01/01/02 to 12/31/02....................................    2.691224        1.768168       1,436,860
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.750849        2.607240         953,766
  01/01/02 to 12/31/02....................................    2.607240        2.141170       3,273,900
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.556973        2.319069          83,093
  01/01/02 to 12/31/02....................................    2.319069        1.835768         279,173
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.175834        0.963138         942,490
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.702470        3.426520         432,859
  01/01/02 to 12/31/02....................................    3.426520        2.612799       1,640,905
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.890911        0.825091         151,361
  01/01/02 to 12/31/02....................................    0.825091        0.647631         602,750
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.971947        0.871362         147,273
  01/01/02 to 12/31/02....................................    0.871362        0.649949         452,260
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.573137        0.490683         475,290
  01/01/02 to 12/31/02....................................    0.490683        0.342996       1,530,060
---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.828543        6.230737          76,773
  01/01/02 to 12/31/02....................................    6.230737        4.520134         187,509
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.791347         539,213
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.809279         108,375
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.467618        2.582746         893,806
  01/01/02 to 12/31/02....................................    2.582746        2.313345       3,917,017
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.862721        1.533716         284,648
  01/01/02 to 12/31/02....................................    1.533716        1.069011         723,043
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.048883        1.026749         368,177
  01/01/02 to 12/31/02....................................    1.026749        0.857778       1,293,872
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.542704        1.491345         156,452
  01/01/02 to 12/31/02....................................    1.491345        1.322173         452,404
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953398        0.878529         201,706
  01/01/02 to 12/31/02....................................    0.878529        0.622129       1,587,342
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.340698        2.212691         302,661
  01/01/02 to 12/31/02....................................    2.212691        1.706264         815,619
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.211779        1.177062         303,150
  01/01/02 to 12/31/02....................................    1.177062        0.919536         973,414
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.425916        1.393822         871,034
  01/01/02 to 12/31/02....................................    1.393822        1.076959       4,781,568
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.939623        0.846152         157,511
  01/01/02 to 12/31/02....................................    0.846152        0.693145         814,299
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.229365        1.122002         407,797
  01/01/02 to 12/31/02....................................    1.122002        0.909586       2,317,297
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.349148        1.355367         163,651
  01/01/02 to 12/31/02....................................    1.355367        1.326206       1,072,346
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006803        1.052106       1,449,917
  01/01/02 to 12/31/02....................................    1.052106        1.131635       8,141,626
---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951406        0.773651         170,013
  01/01/02 to 12/31/02....................................    0.773651        0.526708       1,057,349
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.138424        0.964216         123,638
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930236        0.822259         224,552
  01/01/02 to 12/31/02....................................    0.822259        0.452865       1,291,525
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.120932        0.845214         218,214
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757307        0.608303         515,626
  01/01/02 to 12/31/02....................................    0.608303        0.294939       1,178,635
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.058428        0.881605         173,778
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925891        0.846328         279,255
  01/01/02 to 12/31/02....................................    0.846328        0.734578       1,226,544
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.006710       10.593460         282,325
  01/01/02 to 12/31/02....................................   10.593460        7.855980       1,029,766
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.136490        7.879491         382,342
  01/01/02 to 12/31/02....................................    7.879491        6.316047       1,187,975
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.447052        1.332714         225,130
  01/01/02 to 12/31/02....................................    1.332714        1.059005       1,200,298


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.


(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01..................................    2.118918        2.128151           29,771
  01/01/02 to 12/31/02...................................    2.128151        2.117700           41,021
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01..................................    1.089927        1.119918            2,467
  01/01/02 to 12/31/02...................................    1.119918        1.211107          105,974
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01..................................    1.527141        1.560530            7,228
  01/01/02 to 12/31/02...................................    1.560530        1.678713           88,719
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01..................................    1.410730        1.451313           13,733
  01/01/02 to 12/31/02...................................    1.451313        1.536397          181,818
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01..................................    3.628784        3.755216           13,595
  01/01/02 to 12/31/02...................................    3.755216        3.995489           83,676
Balanced Subaccount
  07/02/01* to 12/31/01..................................    1.474369        1.445992              820
  01/01/02 to 12/31/02...................................    1.445992        1.227114           94,937
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01..................................    2.939600        2.681597            2,305
  01/01/02 to 12/31/02...................................    2.681597        1.760962           91,276
Davis Venture Value Subaccount
  07/02/01* to 12/31/01..................................    2.741696        2.597917           89,277
  01/01/02 to 12/31/02...................................    2.597917        2.132445          282,543
FI Structured Equity Subaccount
  07/02/01* to 12/31/01..................................    2.546551        2.309040               --
  01/01/02 to 12/31/02...................................    2.309040        1.826915           13,684
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02.................................    1.173793        0.961145           24,807
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01..................................    3.681859        3.406595           16,625
  01/01/02 to 12/31/02...................................    3.406595        2.596305          150,802
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01..................................    0.889943        0.823989           57,606
  01/01/02 to 12/31/02...................................    0.823989        0.646442           78,777
MFS Research Managers Subaccount
  07/02/01* to 12/31/01..................................    0.970890        0.870198               --
  01/01/02 to 12/31/02...................................    0.870198        0.648755              103
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01..................................    0.572801        0.490273               --
  01/01/02 to 12/31/02...................................    0.490273        0.342538           82,209
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01..................................    6.767301        6.173313               --
  01/01/02 to 12/31/02...................................    6.173313        4.476234               15


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02.................................    1.000000        0.791082            8,561
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02.................................    1.000000        0.809009              100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01..................................    2.457558        2.571575           31,498
  01/01/02 to 12/31/02...................................    2.571575        2.302187          156,026
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01..................................    1.858690        1.530013            1,405
  01/01/02 to 12/31/02...................................    1.530013        1.065896            7,970
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01..................................    1.048363        1.025984            2,149
  01/01/02 to 12/31/02...................................    1.025984        0.856710           93,784
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01..................................    1.540666        1.489003               --
  01/01/02 to 12/31/02...................................    1.489003        1.319436           31,442
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.953317        0.878235            3,957
  01/01/02 to 12/31/02...................................    0.878235        0.621609           15,577
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01..................................    2.332325        2.204225               --
  01/01/02 to 12/31/02...................................    2.204225        1.698884           16,519
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01..................................    1.210177        1.175212              607
  01/01/02 to 12/31/02...................................    1.175212        0.917631          191,944
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01..................................    1.425210        1.392785           12,728
  01/01/02 to 12/31/02...................................    1.392785        1.075618          182,103
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01..................................    0.938381        0.844822               --
  01/01/02 to 12/31/02...................................    0.844822        0.691710           16,339
Putnam International Stock Subaccount
  07/02/01* to 12/31/01..................................    1.223128        1.116030           13,915
  01/01/02 to 12/31/02...................................    1.116030        0.904293           27,576
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01..................................    1.345666        1.351533            7,688
  01/01/02 to 12/31/02...................................    1.351533        1.321793           46,992
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01..................................    1.006610        1.050993          105,424
  01/01/02 to 12/31/02...................................    1.050993        1.129873          487,947
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01..................................    0.951325        0.773392               --
  01/01/02 to 12/31/02...................................    0.773392        0.526268           18,358
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02.................................    1.138107        0.963625            4,819
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.930056        0.821895               --
  01/01/02 to 12/31/02...................................    0.821895        0.452437            3,510


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02.................................    1.120619        0.844695            1,607
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01..................................    0.757161        0.608034               --
  01/01/02 to 12/31/02...................................    0.608034        0.294661              132
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02.................................    1.058133        0.881063               95
MFS Research International Subaccount
  07/02/01* to 12/31/01..................................    0.925713        0.845955            9,503
  01/01/02 to 12/31/02...................................    0.845955        0.733886           29,350
American Funds Growth Subaccount
  07/02/01* to 12/31/01..................................   11.902664       10.499033            3,986
  01/01/02 to 12/31/02...................................   10.499033        7.782054           45,138
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01..................................    8.065993        7.809270              117
  01/01/02 to 12/31/02...................................    7.809270        6.256625           66,264
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01..................................    1.444756        1.330266              535
  01/01/02 to 12/31/02...................................    1.330266        1.056531           20,279


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.


(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.100079        2.108705       1,663,887
  01/01/02 to 12/31/02....................................    2.108705        2.097299       4,061,865
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.088486        1.118158         274,931
  01/01/02 to 12/31/02....................................    1.118158        1.208600       1,449,415
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.522054        1.554944         165,060
  01/01/02 to 12/31/02....................................    1.554944        1.671869       1,042,646
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.406031        1.446118         353,452
  01/01/02 to 12/31/02....................................    1.446118        1.530132       2,456,065
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.596523        3.720903         407,618
  01/01/02 to 12/31/02....................................    3.720903        3.957003       1,001,017
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.469458        1.440815         181,947
  01/01/02 to 12/31/02....................................    1.440815        1.222109         881,791
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.929810        2.671999         160,718
  01/01/02 to 12/31/02....................................    2.671999        1.753779         603,656
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.732567        2.588620         362,611
  01/01/02 to 12/31/02....................................    2.588620        2.123750       1,875,489
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.536164        2.299048          59,189
  01/01/02 to 12/31/02....................................    2.299048        1.818097         141,546
Harris Oakmark Large Cap Value Subaccount
  05/1/02** to 12/31/02...................................    1.171754        0.959154         346,899
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.661349        3.386771          48,928
  01/01/02 to 12/31/02....................................    3.386771        2.579904         429,949
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888975        0.822887          65,241
  01/01/02 to 12/31/02....................................    0.822887        0.645254         357,005
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.969834        0.869034          20,965
  01/01/02 to 12/31/02....................................    0.869034        0.647563         194,801
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.572465        0.489863         352,657
  01/01/02 to 12/31/02....................................    0.489863        0.342080         798,408
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.706564        6.116378          35,574
  01/01/02 to 12/31/02....................................    6.116378        4.432728         100,630
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790817         121,578
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.808738          45,544
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.447531        2.560445         334,770
  01/01/02 to 12/31/02....................................    2.560445        2.291076       2,067,511
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.854664        1.526317          36,995
  01/01/02 to 12/31/02....................................    1.526317        1.062789         109,598
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047843        1.025219          66,365
  01/01/02 to 12/31/02....................................    1.025219        0.855642         639,277
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.538630        1.486664          20,342
  01/01/02 to 12/31/02....................................    1.486664        1.316703         288,491
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953235        0.877941          55,533
  01/01/02 to 12/31/02....................................    0.877941        0.621089         741,502
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.323975        2.195785          83,016
  01/01/02 to 12/31/02....................................    2.195785        1.691532         446,503
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.208576        1.173364         102,424
  01/01/02 to 12/31/02....................................    1.173364        0.915729         343,070
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.424505        1.391747         273,428
  01/01/02 to 12/31/02....................................    1.391747        1.074279       2,295,466
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.937140        0.843494         226,647
  01/01/02 to 12/31/02....................................    0.843494        0.690276         498,276
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.216918        1.110087          82,951
  01/01/02 to 12/31/02....................................    1.110087        0.899026         955,576
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.342191        1.347706          42,359
  01/01/02 to 12/31/02....................................    1.347706        1.317392         416,402
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006417        1.050877         562,362
  01/01/02 to 12/31/02....................................    1.050877        1.129185       4,762,348
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951244        0.773133         124,762
  01/01/02 to 12/31/02....................................    0.773133        0.525828         514,392
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.137789        0.963033         137,723
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929877        0.821531          71,429
  01/01/02 to 12/31/02....................................    0.821531        0.452010         409,032
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.120305        0.844176          79,574
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757014        0.607764          18,155
  01/01/02 to 12/31/02....................................    0.607764        0.294382         519,010
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.057837        0.880522          37,801
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925535        0.845581         121,011
  01/01/02 to 12/31/02....................................    0.845581        0.733195         442,986
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.799521       10.405447          68,458
  01/01/02 to 12/31/02....................................   10.405447        7.708822         494,235
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.996107        7.739675         100,571
  01/01/02 to 12/31/02....................................    7.739675        6.197761         534,754
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.442464        1.327823         105,244
  01/01/02 to 12/31/02....................................    1.327823        1.054062         469,062


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.



(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.081408        2.089436          3,726
  01/01/02 to 12/31/02....................................    2.089436        2.077096        115,911
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.087046        1.116401         62,580
  01/01/02 to 12/31/02....................................    1.116401        1.206098        196,049
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.516984        1.549378         38,272
  01/01/02 to 12/31/02....................................    1.549378        1.665052        132,507
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.401347        1.440942         61,324
  01/01/02 to 12/31/02....................................    1.440942        1.523893        241,884
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.564549        3.686904         21,660
  01/01/02 to 12/31/02....................................    3.686904        3.918887        103,404
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.464563        1.435657          1,192
  01/01/02 to 12/31/02....................................    1.435657        1.217125         66,379
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.920053        2.662434          3,467
  01/01/02 to 12/31/02....................................    2.662434        1.746625         35,532
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.723469        2.579356         24,718
  01/01/02 to 12/31/02....................................    2.579356        2.115091         83,313
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.525819        2.289098          2,385
  01/01/02 to 12/31/02....................................    2.289098        1.809323          4,199
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.169719        0.957167          6,240
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.640953        3.367063          1,602
  01/01/02 to 12/31/02....................................    3.367063        2.563606         12,885
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888009        0.821787             --
  01/01/02 to 12/31/02....................................    0.821787        0.644069            113
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.968779        0.867872             --
  01/01/02 to 12/31/02....................................    0.867872        0.646373         34,021
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.572129        0.489453          9,969
  01/01/02 to 12/31/02....................................    0.489453        0.341622         47,944
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.646372        6.059967             --
  01/01/02 to 12/31/02....................................    6.059967        4.389645            474


------------

 *Date on which the Contract first became available.



**Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790552            177
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.808467            100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.437546        2.549363         37,773
  01/01/02 to 12/31/02....................................    2.549363        2.280018        155,827
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.850647        1.522630          1,120
  01/01/02 to 12/31/02....................................    1.522630        1.059690          7,895
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047323        1.024455         11,128
  01/01/02 to 12/31/02....................................    1.024455        0.854576        105,536
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.536596        1.484327             --
  01/01/02 to 12/31/02....................................    1.484327        1.313976         26,949
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953154        0.877647          4,721
  01/01/02 to 12/31/02....................................    0.877647        0.620570        174,872
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.315655        2.187377         28,649
  01/01/02 to 12/31/02....................................    2.187377        1.684210         87,636
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.206977        1.171519            179
  01/01/02 to 12/31/02....................................    1.171519        0.913832         23,573
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.423799        1.390710         20,109
  01/01/02 to 12/31/02....................................    1.390710        1.072941        127,030
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.935900        0.842168         11,455
  01/01/02 to 12/31/02....................................    0.842168        0.688846         24,171
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.210739        1.104175          7,748
  01/01/02 to 12/31/02....................................    1.104175        0.893790         76,640
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.338725        1.343890         38,193
  01/01/02 to 12/31/02....................................    1.343890        1.313005        209,548
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006224        1.050762         67,026
  01/01/02 to 12/31/02....................................    1.050762        1.128497        379,123
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951163        0.772873         10,431
  01/01/02 to 12/31/02....................................    0.772873        0.525388         40,581
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.137471        0.962442             88
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929697        0.821167         21,033
  01/01/02 to 12/31/02....................................    0.821167        0.451583         97,033
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.119992        0.843658          2,402
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756868        0.607494            541
  01/01/02 to 12/31/02....................................    0.607494        0.294104         48,205


------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.057541        0.879981             95
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925357        0.845207          9,822
  01/01/02 to 12/31/02....................................    0.845207        0.732504         63,544
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.697271       10.312695          9,898
  01/01/02 to 12/31/02....................................   10.312695        7.636280         41,293
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.926827        7.670699         15,325
  01/01/02 to 12/31/02....................................    7.670699        6.139452         57,868
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.440175        1.325384          4,070
  01/01/02 to 12/31/02....................................    1.325384        1.051600         31,805


------------

 * Date on which the Contract first became available.



**Date on which the Subaccount first became available.



(1)On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2)The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.044562        2.051424         201,503
  01/01/02 to 12/31/02....................................    2.051424        2.037271         964,619
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.084173        1.112895          40,082
  01/01/02 to 12/31/02....................................    1.112895        1.201109         383,757
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.506894        1.538306         103,068
  01/01/02 to 12/31/02....................................    1.538306        1.651501         351,381
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.392026        1.430644         379,947
  01/01/02 to 12/31/02....................................    1.430644        1.511490         977,904
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.501451        3.619835          84,982
  01/01/02 to 12/31/02....................................    3.619835        3.843753         367,970
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.454822        1.425397         123,058
  01/01/02 to 12/31/02....................................    1.425397        1.207217         265,627
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.900635        2.643408          85,374
  01/01/02 to 12/31/02....................................    2.643408        1.732406          87,089
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.705362        2.560928         191,591
  01/01/02 to 12/31/02....................................    2.560928        2.097878         484,421
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.505256        2.269327          85,627
  01/01/02 to 12/31/02....................................    2.269327        1.791900         174,701
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.165659        0.953207         167,441
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.600500        3.327989          34,007
  01/01/02 to 12/31/02....................................    3.327989        2.531318         165,994
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.886078        0.819591          40,859
  01/01/02 to 12/31/02....................................    0.819591        0.641705         156,500
MFS Research Managers Subaccount
  07/02/01** to 12/31/01..................................    0.966673        0.865552           8,533
  01/01/02 to 12/31/02....................................    0.865552        0.644000          29,803
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.571458        0.488634         124,798
  01/01/02 to 12/31/02....................................    0.488634        0.340709         177,725
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.527604        5.948701          17,338
  01/01/02 to 12/31/02....................................    5.948701        4.304731          29,816
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790023          86,591
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.807925          44,810
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.417697        2.527342         151,414
  01/01/02 to 12/31/02....................................    2.527342        2.258062         570,820
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.842639        1.515283          43,023
  01/01/02 to 12/31/02....................................    1.515283        1.053520          38,872
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.046284        1.022927          59,366
  01/01/02 to 12/31/02....................................    1.022927        0.852447         108,174
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.532536        1.479666          16,606
  01/01/02 to 12/31/02....................................    1.479666        1.308539         149,440
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952992        0.877059          66,878
  01/01/02 to 12/31/02....................................    0.877059        0.619533         181,969
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.299104        2.170658          23,355
  01/01/02 to 12/31/02....................................    2.170658        1.669663         107,049
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.203786        1.167838          49,396
  01/01/02 to 12/31/02....................................    1.167838        0.910048         111,573
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.422390        1.388638         157,084
  01/01/02 to 12/31/02....................................    1.388638        1.070269         760,612
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.933426        0.839521          27,550
  01/01/02 to 12/31/02....................................    0.839521        0.685993         103,767
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.198477        1.092445          16,241
  01/01/02 to 12/31/02....................................    1.092445        0.883410         223,223
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.331819        1.336291          71,753
  01/01/02 to 12/31/02....................................    1.336291        1.304275         144,282
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005838        1.049534         287,549
  01/01/02 to 12/31/02....................................    1.049534        1.126052       1,288,141
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951001        0.772355         106,288
  01/01/02 to 12/31/02....................................    0.772355        0.524510         148,841
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.136835        0.961260          24,037
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929338        0.820440          81,714
  01/01/02 to 12/31/02....................................    0.820440        0.450730         134,696
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.119366        0.842621          26,727
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756576        0.606956          95,989
  01/01/02 to 12/31/02....................................    0.606956        0.293548          18,562
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.056950        0.878900           7,092
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925002        0.844460          54,060
  01/01/02 to 12/31/02....................................    0.844460        0.731124         101,507
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.495493       10.129730          22,270
  01/01/02 to 12/31/02....................................   10.129730        7.493288         102,806
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.790110        7.534636          39,554
  01/01/02 to 12/31/02....................................    7.534636        6.024514         178,521
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.435610        1.320522          93,775
  01/01/02 to 12/31/02....................................    1.320522        1.046693         166,626


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.


(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01................................    2.008368        2.014105          220,232
  01/01/02 to 12/31/02.................................    2.014105        1.998209          272,112
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01................................    1.081307        1.109401           23,997
  01/01/02 to 12/31/02.................................    1.109401        1.196141           75,524
Salomon Brothers Strategic Bond Opportunities
  Subaccount
  07/02/01* to 12/31/01................................    1.496872        1.527313           18,898
  01/01/02 to 12/31/02.................................    1.527313        1.638061          156,100
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01................................    1.382767        1.420421           81,484
  01/01/02 to 12/31/02.................................    1.420421        1.499189          307,626
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01................................    3.439469        3.553986           59,043
  01/01/02 to 12/31/02.................................    3.553986        3.770058          143,354
Balanced Subaccount
  07/02/01* to 12/31/01................................    1.445146        1.415210           68,427
  01/01/02 to 12/31/02.................................    1.415210        1.197389          308,024
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01................................    2.881346        2.624517           12,874
  01/01/02 to 12/31/02.................................    2.624517        1.718302           51,854
Davis Venture Value Subaccount
  07/02/01* to 12/31/01................................    2.687376        2.542631          121,352
  01/01/02 to 12/31/02.................................    2.542631        2.080804          313,036
FI Structured Equity Subaccount
  07/02/01* to 12/31/01................................    2.484860        2.249728           46,359
  01/01/02 to 12/31/02.................................    2.249728        1.774645          165,117
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02...............................    1.161613        0.949262           25,941
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01................................    3.560497        3.289369           24,005
  01/01/02 to 12/31/02.................................    3.289369        2.499437           95,818
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01................................    0.884152        0.817401               --
  01/01/02 to 12/31/02.................................    0.817401        0.639349              113
MFS Research Managers Subaccount
  07/02/01* to 12/31/01................................    0.964571        0.863239           11,616
  01/01/02 to 12/31/02.................................    0.863239        0.641635           43,565
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01................................    0.570788        0.487817          182,320
  01/01/02 to 12/31/02.................................    0.487817        0.339798          201,314
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01................................    6.410958        5.839478            4,566
  01/01/02 to 12/31/02.................................    5.839478        4.221459           16,215

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02...............................    1.000000        0.789493              100
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02...............................    1.000000        0.807384              100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01................................    2.398010        2.505512           34,665
  01/01/02 to 12/31/02.................................    2.505512        2.236317          277,772
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01................................    1.834666        1.507971               --
  01/01/02 to 12/31/02.................................    1.507971        1.047386           17,205
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01................................    1.045247        1.021402           58,568
  01/01/02 to 12/31/02.................................    1.021402        0.850324           96,070
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01................................    1.528486        1.475020            5,550
  01/01/02 to 12/31/02.................................    1.475020        1.303124            5,590
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.952829        0.876471           83,475
  01/01/02 to 12/31/02.................................    0.876471        0.618498          139,280
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01................................    2.282672        2.154067           15,539
  01/01/02 to 12/31/02.................................    2.154067        1.655242           51,749
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01................................    1.200603        1.164168           41,306
  01/01/02 to 12/31/02.................................    1.164168        0.906279           77,389
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01................................    1.420982        1.386570           30,583
  01/01/02 to 12/31/02.................................    1.386570        1.067605          234,686
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01................................    0.930958        0.836883            6,859
  01/01/02 to 12/31/02.................................    0.836883        0.683153           42,456
Putnam International Stock Subaccount
  07/02/01* to 12/31/01................................    1.186338        1.080839           10,065
  01/01/02 to 12/31/02.................................    1.080839        0.873150           37,534
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01................................    1.324949        1.328735            5,256
  01/01/02 to 12/31/02.................................    1.328735        1.295604           41,947
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01................................    1.005452        1.048307               --
  01/01/02 to 12/31/02.................................    1.048307        1.123611          142,585
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01................................    0.950839        0.771837          107,551
  01/01/02 to 12/31/02.................................    0.771837        0.523633          211,745
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02...............................    1.136200        0.960080            5,923
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.928979        0.819713           24,117
  01/01/02 to 12/31/02.................................    0.819713        0.449879           92,081
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02...............................    1.118741        0.841586           34,441
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01................................    0.756284        0.606417           16,536
  01/01/02 to 12/31/02.................................    0.606417        0.292993           65,868
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02...............................    1.056359        0.877821               95
MFS Research International Subaccount
  07/02/01* to 12/31/01................................    0.924647        0.843713            5,957
  01/01/02 to 12/31/02.................................    0.843713        0.729747           46,061
American Funds Growth Subaccount
  07/02/01* to 12/31/01................................   11.297123        9.949944           16,083
  01/01/02 to 12/31/02.................................    9.949944        7.352922           66,881
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01................................    7.655703        7.400937            9,338
  01/01/02 to 12/31/02.................................    7.400937        5.911686           41,859
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01................................    1.431058        1.315676            2,408
  01/01/02 to 12/31/02.................................    1.315676        1.041808           38,659


------------

 * Date on which the Contract first became available.


** Date on which the Subaccount first became available.


(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.


(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01 to 12/31/01....................................    1.990512       1.995700             --
  01/01/02 to 12/31/02....................................    1.995700       1.978959          2,170
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.079877       1.107657             --
  01/01/02 to 12/31/02....................................    1.107657       1.193664             93
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.491886       1.521846             --
  01/01/02 to 12/31/02....................................    1.521846       1.631381             67
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.378161       1.415336             --
  01/01/02 to 12/31/02....................................    1.415336       1.493076          2,882
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.408891       3.521512             --
  01/01/02 to 12/31/02....................................    3.521512       3.733743             29
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.440332       1.410144             --
  01/01/02 to 12/31/02....................................    1.410144       1.192506          3,587
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.871750       2.615123             --
  01/01/02 to 12/31/02....................................    2.615123       1.711293             35
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.678428       2.533532             --
  01/01/02 to 12/31/02....................................    2.533532       2.072320             37
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.474725       2.239991             --
  01/01/02 to 12/31/02....................................    2.239991       1.766080             40
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.159596       0.947296             86
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.540662       3.270228             --
  01/01/02 to 12/31/02....................................    3.270228       2.483647             28
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.883191       0.816308             --
  01/01/02 to 12/31/02....................................    0.816308       0.638175            113
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.963522       0.862084             --
  01/01/02 to 12/31/02....................................    0.862084       0.640456            104
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.570453       0.487409             --
  01/01/02 to 12/31/02....................................    0.487409       0.339344            175
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.353418       5.785620             --
  01/01/02 to 12/31/02....................................    5.785620       4.180429             16


------------

 * Date on which the Contract first became available.



**Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000       0.789229          5,415
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000       0.807114            100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.388226       2.494667             --
  01/01/02 to 12/31/02....................................    2.494667       2.225523             42
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.830692       1.504328             --
  01/01/02 to 12/31/02....................................    1.504328       1.044332             55
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.044728       1.020640             --
  01/01/02 to 12/31/02....................................    1.020640       0.849265             96
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.526466       1.472702             --
  01/01/02 to 12/31/02....................................    1.472702       1.300425             66
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952748       0.876178             --
  01/01/02 to 12/31/02....................................    0.876178       0.617981            105
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.274500       2.145819             --
  01/01/02 to 12/31/02....................................    2.145819       1.648078             44
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.199015       1.162338             --
  01/01/02 to 12/31/02....................................    1.162338       0.904401             83
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.420278       1.385537             --
  01/01/02 to 12/31/02....................................    1.385537       1.066275             70
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.929727       0.835567             --
  01/01/02 to 12/31/02....................................    0.835567       0.681737            108
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.180315       1.075083             --
  01/01/02 to 12/31/02....................................    1.075083       0.868065             85
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.321527       1.324973             --
  01/01/02 to 12/31/02....................................    1.324973       1.291289             76
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005260       1.048192             --
  01/01/02 to 12/31/02....................................    1.048192       1.122926             99
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.950758       0.771578             --
  01/01/02 to 12/31/02....................................    0.771578       0.523195            105
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.135883       0.959490             88
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.928800       0.819350             --
  01/01/02 to 12/31/02....................................    0.819350       0.449454            108


------------

 * Date on which the Contract first became available.



**Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/01** to 12/31/02..................................    1.118428       0.841069             89
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756138       0.606148             --
  01/01/02 to 12/31/02....................................    0.606148       0.292717            132
Harris Oakmark International Subaccount -- Class E(2)
  05/02/02** to 12/31/02..................................    1.056063       0.877282             95
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.924469       0.843341             --
  01/01/02 to 12/31/02....................................    0.843341       0.729059            108
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.199225       9.861251             --
  01/01/02 to 12/31/02....................................    9.861251       7.283728              9
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.589371       7.334979             --
  01/01/02 to 12/31/02....................................    7.334979       5.856067             13
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.428787       1.313260             --
  01/01/02 to 12/31/02....................................    1.313260       1.039374             70


------------

 * Date on which the Contract first became available.



** Date on which the Subaccount first became available.



(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.



(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.


     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would not be less than the minimum rate required by your state (for Contracts issued prior to May 1, 2003, this rate will not be less than 3%); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.


     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS



     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.



     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.



     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.



     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



     Other rules may apply to Qualified Contracts.


                                    EXPERTS


     The financial statements of New England Variable Annuity Separate Account of New England Life insurance Company ("NELICO") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142), and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                 LEGAL MATTERS

     Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.


     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                   APPENDIX A

                     ADVERTISING AND PROMOTIONAL LITERATURE


     Advertising and promotional literature prepared by NELICO for products it issues or administers may include references to MetLife Advisers or its affiliates, such as State Street Research & Management Company.



     NELICO's advertising and promotional literature may include references to other NELICO affiliates. References may also be made to NELICO's parent company, MetLife and the services it provides to the Metropolitan Fund.



     References to subadvisers unaffiliated with MetLife Advisers or NELICO that perform subadvisory functions on behalf of the Metropolitan Fund, the Met Investors Series or the American Funds Insurance Series and their respective fund groups may be contained in NELICO's advertising and promotional literature including, but not limited to, Fred Alger Management Inc., Davis Selected Advisers, L.P., Salomon Brothers Asset Management Inc and Putnam Investment Management, LLC.


     NELICO's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

      -- Specific and general assessments and forecasts regarding the U.S. economy, world economies, the economics of specific nations and their impact on the Series

      -- Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

      -- Specific and general investment philosophies, strategies, processes, techniques and types of analysis

      -- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

      -- The corporate histories, founding dates and names of founders of the entities

      --  Awards, honors and recognition given to the firms

      -- The names of those with ownership interest and the percentage of ownership

      -- The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

      -- Current capitalization, levels of profitability and other financial and statistical information

      -- Identification of portfolio managers, researchers, economists, principals and other staff members and employees

      -- The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

      --  Current and historical statistics about:

     - total dollar amount of assets managed
     - MetLife Advisers assets managed in total and/or by Series or Portfolio
     - the growth of assets
     - asset types managed
     - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
     - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser


      -- The general and specific strategies applied by the advisers in the management of the Metropolitan Fund's portfolios including, but not limited to:


      - the pursuit of growth, value, income oriented, risk management or other strategies
      - the manner and degree to which the strategy is pursued
      - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
      - the types and characteristics of investments sought and specific portfolio holdings

      - the actual or potential impact and result from strategy implementation
      - through its own areas of expertise and operations, the value added by subadvisers to the management process
      - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management
      - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., an advisers' or subadvisers' efforts to identify overvalued and undervalued issues.


      -- Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than the Eligible Funds of the Metropolitan Fund, Met Investors Series or American Funds Insurance Series, and those families of funds. Any such references will indicate that the Metropolitan Fund, Met Investors Series or American Funds Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Eligible Funds and other funds managed by the Eligible Funds' adviser and subadvisers, including but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.


     In addition, promotional materials may include:

     New England Securities Corporation an indirect subsidiary of NELICO, may be referenced in Eligible Fund advertising and promotional literature concerning the marketing services it provides.

     Additional information contained in advertising and promotional literature may include: rankings and ratings of the Eligible Funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References to the Eligible Funds may be included in NELICO's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

      -- Specific and general reference to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms and other organizations involved in 401(k) and retirement programs with whom NELICO may or may not have a relationship.

      -- Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NELICO 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

      -- Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) or retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans.
      - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs.

      -- Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NELICO 401(k) or retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      - increased employee retention
      - reinforcement or creation of morale
      - deductibility of contributions for participants
      - deductibility of expenses for employers
      - tax deferred growth, including illustrations and charts
      - loan features and exchanges among accounts
      - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

      -- Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investment in NELICO's 401(k) and retirement plans, including, but not limited to:

      - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
      - broad choice of investment options and competitive fees
      - plan sponsor and participant statements and notices
      - the plan prototype, summary descriptions and board resolutions
      - plan design and customized proposals
      - trusteeship, record keeping and administration
      - the services of State Street Bank, including, but not limited to, trustee services and tax reporting
      - the services of Boston Financial Data Services, including, but not limited to, mutual fund processing support, and participant 800 numbers and participant 401(k) statements
      - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

      -- Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      - access to expertise on investments
      - assistance in interpreting past, present and future market trends and economic events
      - providing information to clients including participants during enrollment and on an ongoing basis after participation
      - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 INDEPENDENT AUDITORS' REPORT

To the Contract Owners of New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying fund managers and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising New England Variable Annuity Separate Account of New England Life Insurance Company as of December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

April 10, 2003

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002

                                                                                  ZENITH FUND
                                              -----------------------------------------------------------------------------------
                                               STATE STREET           STATE STREET           STATE STREET           STATE STREET
                                                 RESEARCH               RESEARCH               RESEARCH               RESEARCH
                                               BOND INCOME            BOND INCOME            MONEY MARKET           MONEY MARKET
                                                 CLASS A                CLASS B                CLASS A                CLASS B
                                                PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                              --------------         --------------         --------------         --------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
State Street Research Bond Income Class A
 Portfolio
 (1,187,002 shares; cost $129,265,750)......  $  133,822,604         $           --         $          --          $           --
State Street Research Bond Income Class B
 Portfolio
 (426,309 shares; cost $46,191,642).........              --             47,678,357                    --                      --
State Street Research Money Market Class A
 Portfolio
 (1,001,108 shares; cost $100,110,768)......              --                     --           100,110,770                      --
State Street Research Money Market Class B
 Portfolio
 (571,834 shares; cost $57,183,363).........              --                     --                    --              57,183,411
Harris Oakmark Focused Value Class A
 Portfolio
 (628,874 shares; cost $100,909,023)........              --                     --                    --                      --
Harris Oakmark Focused Value Class E
 Portfolio
 (346,892 shares; cost $61,214,696).........              --                     --                    --                      --
FI Structured Equity Class A Portfolio
 (709,533 shares; cost $147,163,826)........              --                     --                    --                      --
FI Structured Equity Class E Portfolio
 (36,144 shares; cost $5,154,737)...........              --                     --                    --                      --
Loomis Sayles Small Cap Class A Portfolio
 (587,578 shares; cost $109,979,173)........              --                     --                    --                      --
Loomis Sayles Small Cap Class E Portfolio
 (65,986 shares; cost $10,405,426)..........              --                     --                    --                      --
Salomon Brothers U.S. Government Class A
 Portfolio
 (5,961,094 shares; cost $70,002,466).......              --                     --                    --                      --
Salomon Brothers U.S. Government Class E
 Portfolio
 (3,387,570 shares; cost $40,928,084).......              --                     --                    --                      --
Salomon Brothers Strategic Bond
 Opportunities Class A Portfolio
 (5,883,066 shares; cost $68,473,475).......              --                     --                    --                      --
Salomon Brothers Strategic Bond
 Opportunities Class E Portfolio
 (1,627,371 shares; cost $18,040,877).......              --                     --                    --                      --
Loomis Sayles Balanced Class A Portfolio
 (5,800,968 shares; cost $84,968,260).......              --                     --                    --                      --
Loomis Sayles Balanced Class E Portfolio
 (908,986 shares; cost $10,246,390).........              --                     --                    --                      --
Alger Equity Growth Class A Portfolio
 (11,122,387 shares; cost $303,511,418).....              --                     --                    --                      --
Alger Equity Growth Class E Portfolio
 (1,103,916 shares; cost $19,097,910).......              --                     --                    --                      --
Davis Venture Value Class A Portfolio
 (11,167,496 shares; cost $276,370,355).....              --                     --                    --                      --
Davis Venture Value Class E Portfolio
 (2,535,014 shares; cost $53,837,734).......              --                     --                    --                      --
MFS Investors Trust Class A Portfolio
 (1,427,366 shares; cost $13,956,068).......              --                     --                    --                      --
MFS Investors Trust Class E Portfolio
 (452,414 shares; cost $3,473,887)..........              --                     --                    --                      --
MFS Research Managers Class A Portfolio
 (2,353,274 shares; cost $24,879,098).......              --                     --                    --                      --
MFS Research Managers Class E Portfolio
 (247,028 shares; cost $1,936,541)..........              --                     --                    --                      --
FI Mid Cap Opportunities Portfolio
 (97,817 shares; cost $787,708).............              --                     --                    --                      --
                                              --------------         --------------         --------------         --------------
Total Investments...........................     133,822,604             47,678,357           100,110,770              57,183,411
Cash and Accounts Receivable................              --                 94,321             2,081,165                  68,343
                                              --------------         --------------         --------------         --------------
Total Assets................................     133,822,604             47,772,678           102,191,935              57,251,754
LIABILITIES:
Due to New England Life Insurance Company...         444,838                     --                    --                      --
                                              --------------         --------------         --------------         --------------
NET ASSETS..................................  $  133,377,766         $   47,772,678         $ 102,191,935          $   57,251,754
                                              ==============         ==============         ==============         ==============
Units Outstanding (In Thousands)............          30,238                 11,352                43,698                  26,043
Unit Value..................................  $3.66 to $4.44         $3.66 to $4.44         $1.94 to $2.35         $1.94 to $2.35

                       See Notes to Financial Statements

                                                       ZENITH FUND
--------------------------------------------------------------------------------------------------------------------------
                                            FI               FI             LOOMIS           LOOMIS
    HARRIS OAKMARK   HARRIS OAKMARK     STRUCTURED       STRUCTURED      SAYLES SMALL     SAYLES SMALL    SALOMON BROTHERS
    FOCUSED VALUE    FOCUSED VALUE        EQUITY           EQUITY            CAP              CAP         U.S. GOVERNMENT
       CLASS A          CLASS E          CLASS A          CLASS E          CLASS A          CLASS E           CLASS A
      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
    --------------   --------------   --------------   --------------   --------------   --------------   ----------------
    $          --    $          --    $           --   $           --   $           --   $           --    $           --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
      106,487,200               --                --               --               --               --                --
               --       58,354,131                --               --               --               --                --
               --               --        88,620,624               --               --               --                --
               --               --                --        4,505,654               --               --                --
               --               --                --               --       81,614,525               --                --
               --               --                --               --               --        9,148,894                --
               --               --                --               --               --               --        73,559,901
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
    --------------   --------------   --------------   --------------   --------------   --------------    --------------
      106,487,200       58,354,131        88,620,624        4,505,654       81,614,525        9,148,894        73,559,901
               --           51,240                --            7,045               --           39,138                --
    --------------   --------------   --------------   --------------   --------------   --------------    --------------
      106,487,200       58,405,371        88,620,624        4,512,699       81,614,525        9,188,032        73,559,901
          109,777               --            76,562               --           99,822               --           102,828
    --------------   --------------   --------------   --------------   --------------   --------------    --------------
    $ 106,377,423    $  58,405,371    $   88,544,062   $    4,512,699   $   81,514,703   $    9,188,032    $   73,457,073
    ==============   ==============   ==============   ==============   ==============   ==============    ==============
           44,391           24,717            46,572            2,422           46,317            5,278            46,244
    $2.20 to $2.42   $2.20 to $2.42   $1.75 to $1.92   $1.75 to $1.92   $1.63 to $1.77   $1.63 to $1.77    $1.48 to $1.60

       ZENITH FUND
---  ----------------

     SALOMON BROTHERS
     U.S. GOVERNMENT
         CLASS E
        PORTFOLIO
     ----------------
      $           --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
          41,734,865
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
      --------------
          41,734,865
              56,611
      --------------
          41,791,476
                  --
      --------------
      $   41,791,476
      ==============
              26,665
      $1.48 to $1.60

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)

AT DECEMBER 31, 2002

                                                                                ZENITH FUND
                                          ---------------------------------------------------------------------------------------
                                          SALOMON BROTHERS         SALOMON BROTHERS             LOOMIS                 LOOMIS
                                           STRATEGIC BOND           STRATEGIC BOND              SAYLES                 SAYLES
                                           OPPORTUNITIES            OPPORTUNITIES              BALANCED               BALANCED
                                              CLASS A                  CLASS E                 CLASS A                CLASS E
                                             PORTFOLIO                PORTFOLIO               PORTFOLIO              PORTFOLIO
                                          ----------------         ----------------         --------------         --------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
State Street Research Bond Income Class
 A Portfolio
 (1,187,002 shares; cost
 $129,265,750)..........................   $           --           $           --          $           --         $           --
State Street Research Bond Income Class
 B Portfolio
 (426,309 shares; cost $46,191,642).....               --                       --                      --                     --
State Street Research Money Market Class
 A Portfolio
 (1,001,108 shares; cost
 $100,110,768)..........................               --                       --                      --                     --
State Street Research Money Market Class
 B Portfolio
 (571,834 shares; cost $57,183,363).....               --                       --                      --                     --
Harris Oakmark Focused Value Class A
 Portfolio
 (628,874 shares; cost $100,909,023)....               --                       --                      --                     --
Harris Oakmark Focused Value Class E
 Portfolio
 (346,892 shares; cost $61,214,696).....               --                       --                      --                     --
FI Structured Equity Class A Portfolio
 (709,533 shares; cost $147,163,826)....               --                       --                      --                     --
FI Structured Equity Class E Portfolio
 (36,144 shares; cost $5,154,737).......               --                       --                      --                     --
Loomis Sayles Small Cap Class A
 Portfolio
 (587,578 shares; cost $109,979,173)....               --                       --                      --                     --
Loomis Sayles Small Cap Class E
 Portfolio
 (65,986 shares; cost $10,405,426)......               --                       --                      --                     --
Salomon Brothers U.S. Government Class A
 Portfolio
 (5,961,094 shares; cost $70,002,466)...               --                       --                      --                     --
Salomon Brothers U.S. Government Class E
 Portfolio
 (3,387,570 shares; cost $40,928,084)...               --                       --                      --                     --
Salomon Brothers Strategic Bond
 Opportunities Class A Portfolio
 (5,883,066 shares; cost $68,473,475)...       67,302,274                       --                      --                     --
Salomon Brothers Strategic Bond
 Opportunities Class E Portfolio
 (1,627,371 shares; cost $18,040,877)...               --               18,584,587                      --                     --
Loomis Sayles Balanced Class A Portfolio
 (5,800,968 shares; cost $84,968,260)...               --                       --              61,026,186                     --
Loomis Sayles Balanced Class E Portfolio
 (908,986 shares; cost $10,246,390).....               --                       --                      --              9,535,268
Alger Equity Growth Class A Portfolio
 (11,122,387 shares; cost
 $303,511,418)..........................               --                       --                      --                     --
Alger Equity Growth Class E Portfolio
 (1,103,916 shares; cost $19,097,910)...               --                       --                      --                     --
Davis Venture Value Class A Portfolio
 (11,167,496 shares; cost
 $276,370,355)..........................               --                       --                      --                     --
Davis Venture Value Class E Portfolio
 (2,535,014 shares; cost $53,837,734)...               --                       --                      --                     --
MFS Investors Trust Class A Portfolio
 (1,427,366 shares; cost $13,956,068)...               --                       --                      --                     --
MFS Investors Trust Class E Portfolio
 (452,414 shares; cost $3,473,887)......               --                       --                      --                     --
MFS Research Managers Class A Portfolio
 (2,353,274 shares; cost $24,879,098)...               --                       --                      --                     --
MFS Research Managers Class E Portfolio
 (247,028 shares; cost $1,936,541)......               --                       --                      --                     --
FI Mid Cap Opportunities Portfolio
 (97,817 shares; cost $787,708).........               --                       --                      --                     --
                                           --------------           --------------          --------------         --------------
Total Investments.......................       67,302,274               18,584,587              61,026,186              9,535,268
Cash and Accounts Receivable............               --                   78,185                      --                  9,283
                                           --------------           --------------          --------------         --------------
Total Assets............................       67,302,274               18,662,772              61,026,186              9,544,551
LIABILITIES:
Due to New England Life Insurance
 Company................................           86,143                       --                  62,843                     --
                                           --------------           --------------          --------------         --------------
NET ASSETS..............................   $   67,216,131           $   18,662,772          $   60,963,343         $    9,544,551
                                           ==============           ==============          ==============         ==============
Units Outstanding (In Thousands)........           38,709                   10,844                  47,999                  7,622
Unit Value..............................   $1.62 to $1.75           $1.62 to $1.75          $1.18 to $1.28         $1.18 to $1.28

                       See Notes to Financial Statements

                                                      ZENITH FUND
------------------------------------------------------------------------------------------------------------------------
                                          DAVIS            DAVIS             MFS              MFS              MFS
     ALGER EQUITY     ALGER EQUITY       VENTURE          VENTURE         INVESTORS        INVESTORS         RESEARCH
        GROWTH           GROWTH           VALUE            VALUE            TRUST            TRUST           MANAGERS
       CLASS A          CLASS E          CLASS A          CLASS E          CLASS A          CLASS E          CLASS A
      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $           --   $           --   $           --   $           --   $           --   $           --   $           --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
       154,156,289               --               --               --               --               --               --
                --       15,211,966               --               --               --               --               --
                --               --      216,537,745               --               --               --               --
                --               --               --       49,001,812               --               --               --
                --               --               --               --        9,720,363               --               --
                --               --               --               --               --        3,080,940               --
                --               --               --               --               --               --       16,119,923
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
       154,156,289       15,211,966      216,537,745       49,001,812        9,720,363        3,080,940       16,119,923
                --           11,086               --          107,005          155,686           22,275               --
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
       154,156,289       15,223,052      216,537,745       49,108,817        9,876,049        3,103,215       16,119,923
           258,741               --          335,640               --               --               --          171,740
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $  153,897,548   $   15,223,052   $  216,202,105   $   49,108,817   $    9,876,049   $    3,103,215   $   15,948,183
    ==============   ==============   ==============   ==============   ==============   ==============   ==============
            84,559            8,451           97,980           22,521           15,089            4,717           24,240
    $1.70 to $1.83   $1.70 to $1.83   $2.06 to $2.22   $2.06 to $2.22   $0.64 to $0.66   $0.64 to $0.66   $0.64 to $0.66

              ZENITH FUND
---  ------------------------------
          MFS
        RESEARCH           FI
        MANAGERS         MID CAP
        CLASS E       OPPORTUNITIES
       PORTFOLIO        PORTFOLIO
     --------------   -------------
     $           --     $     --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
          1,684,728           --
                 --      800,141
     --------------     --------
          1,684,728      800,141
                 --           --
     --------------     --------
          1,684,728      800,141
                597        1,199
     --------------     --------
     $    1,684,131     $798,942
     ==============     ========
              2,572          987
     $0.64 to $0.66     $   0.81

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002

                                                                               METROPOLITAN FUND
                                               ----------------------------------------------------------------------------------
                                                                                     PUTNAM           PUTNAM        STATE STREET
                                                PUTNAM LARGE     PUTNAM LARGE    INTERNATIONAL    INTERNATIONAL       RESEARCH
                                                 CAP GROWTH       CAP GROWTH         STOCK            STOCK            AURORA
                                                  CLASS A          CLASS E          CLASS A          CLASS E          CLASS A
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               --------------   --------------   --------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND
Putnam Large Cap Growth Class A Portfolio
 (2,123,739 shares; cost $14,263,816)........  $   7,624,221    $          --    $           --   $           --   $           --
Putnam Large Cap Growth Class E Portfolio
 (847,811 shares; cost $3,582,927)...........             --        3,035,161                --               --               --
Putnam International Stock Class A Portfolio
 (5,937,957 shares; cost $57,888,145)........             --               --        46,078,542               --               --
Putnam International Stock Class E Portfolio
 (1,815,199 shares; cost $14,814,922)........             --               --                --       13,995,185               --
State Street Research Aurora Class A
 Portfolio (2,705,639 shares; cost
 $37,807,100)................................             --               --                --               --       29,951,421
State Street Research Aurora Class E
 Portfolio (3,409,991 shares; cost
 $44,033,090)................................             --               --                --               --               --
Janus Mid Cap Portfolio (760,063 shares; cost
 $10,876,033)................................             --               --                --               --               --
Russell 2000 Index Class B Portfolio
 (1,398,646 shares; cost $13,094,069)........             --               --                --               --               --
MetLife Stock Index Class B Portfolio
 (1,307,089 shares; cost $35,680,373)........             --               --                --               --               --
Franklin Templeton Small Cap Growth Class B
 Portfolio (1,346,767 shares; cost
 $10,299,931)................................             --               --                --               --               --
Neuberger Berman Partners Mid Cap Value Class
 B Portfolio (663,852 shares; cost
 $8,887,665).................................             --               --                --               --               --
Harris Oakmark Large Cap Value Class E
 Portfolio (724,164 shares; cost
 $7,044,206).................................             --               --                --               --               --
State Street Research Large Cap Value Class E
 Portfolio (215,483 shares; cost
 $1,744,206).................................             --               --                --               --               --
Lehman Brothers Aggregate Bond Index Class B
 Portfolio (3,525,661 shares; cost
 $37,009,290)................................             --               --                --               --               --
Morgan Stanley EAFE Index Class B Portfolio
 (1,202,683 shares; cost $9,420,605).........             --               --                --               --               --
MetLife Mid Cap Stock Index Class B Portfolio
 (1,216,835 shares; cost $11,985,690)........             --               --                --               --               --
Janus Growth Class B Portfolio (966,269
 shares; cost $6,364,220)....................             --               --                --               --               --
State Street Research Investment Trust Class
 B Portfolio (332,560 shares; cost
 $7,454,177).................................             --               --                --               --               --
MET INVESTORS FUND
MFS Research International Class B Portfolio
 (988,356 shares; cost $7,909,492)...........             --               --                --               --               --
MFS Mid Cap Growth Class B Portfolio
 (1,278,690 shares; cost $7,706,760).........             --               --                --               --               --
PIMCO Total Return Class B Portfolio
 (8,651,550 shares; cost $93,110,838)........             --               --                --               --               --
PIMCO Innovation Class B Portfolio (922,773
 shares; cost $3,704,877)....................             --               --                --               --               --
Lord Abbett Bond Debenture Class B Portfolio
 (1,458,285 shares; cost $15,157,616)........             --               --                --               --               --
Met/AIM Mid Cap Core Equity Class B Portfolio
 (201,432 shares; cost $2,012,658)...........             --               --                --               --               --
Met/AIM Small Cap Growth Class B Portfolio
 (221,538 shares; cost $2,014,133)...........             --               --                --               --               --
State Street Research Concentrated
 International Class E Portfolio (82,603
 shares; cost $734,249)......................                              --                --               --               --
AMERICAN FUND
American Funds Growth Class B Portfolio
 (2,164,605 shares; cost $82,645,612)........             --                                 --               --               --
American Funds Growth-Income Class B
 Portfolio (2,751,142 shares; cost
 $79,488,734)................................             --               --                                 --               --
American Funds Global Small Cap Class B
 Portfolio (1,299,262 shares; cost
 $13,717,056)................................             --               --                --                                --
                                               --------------   --------------   --------------   --------------   --------------
Total Investments............................      7,624,221        3,035,161        46,078,542       13,995,185       29,951,421
Cash and Accounts Receivable.................             --               --                --           38,557               --
                                               --------------   --------------   --------------   --------------   --------------
Total Assets.................................      7,624,221        3,035,161        46,078,542       14,033,742       29,951,421
LIABILITIES:
Due to New England Life Insurance Company....          8,480              176            62,028               --          100,107
                                               --------------   --------------   --------------   --------------   --------------
NET ASSETS...................................  $   7,615,741    $   3,034,985    $   46,016,514   $   14,033,742   $   29,851,314
                                               ==============   ==============   ==============   ==============   ==============
Units Outstanding (In Thousands).............         22,021            8,801            48,490           14,991           27,477
Unit Value...................................  $0.34 to $0.35   $0.34 to $0.35   $0.86 to $0.96   $0.86 to $0.96   $1.06 to $1.09

                       See Notes to Financial Statements

                                                        METROPOLITAN FUND
----------------------------------------------------------------------------------------------------------------------------------
     STATE STREET
       RESEARCH                                                                                  NEUBERGER
        AURORA                         RUSSELL 2000    METLIFE STOCK    FRANKLIN TEMPLETON    BERMAN PARTNERS     HARRIS OAKMARK
       CLASS E         JANUS MID      INDEX CLASS B    INDEX CLASS B     SMALL CAP GROWTH      MID CAP VALUE      LARGE CAP VALUE
      PORTFOLIO      CAP PORTFOLIO      PORTFOLIO        PORTFOLIO      CLASS B PORTFOLIO    CLASS B PORTFOLIO   CLASS E PORTFOLIO
     ------------    --------------   --------------   --------------   ------------------   -----------------   -----------------
    $           --   $           --   $           --   $           --     $           --       $           --      $           --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
        37,646,300               --               --               --                 --                   --                  --
                --        7,805,850               --               --                 --                   --                  --
                --               --       11,412,954               --                 --                   --                  --
                --               --               --       29,958,478                 --                   --                  --
                --               --               --               --          8,605,843                   --                  --
                --               --               --               --                 --            8,424,285                  --
                --               --               --               --                 --                   --           6,944,730
                --               --               --               --                 --                   --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
    --------------   --------------   --------------   --------------     --------------       --------------      --------------
        37,646,300        7,805,850       11,412,954       29,958,478          8,605,843            8,424,285           6,944,730
            41,553               --               --               --              8,720                   --                  --
    --------------   --------------   --------------   --------------     --------------       --------------      --------------
        37,687,853        7,805,850       11,412,954       29,958,478          8,614,563            8,424,285           6,944,730
                --              209            7,228          191,064                 --                5,316               3,239
    --------------   --------------   --------------   --------------     --------------       --------------      --------------
    $   37,687,853   $    7,805,641   $   11,405,726   $   29,767,414     $    8,614,563       $    8,418,969      $    6,941,491
    ==============   ==============   ==============   ==============     ==============       ==============      ==============
            34,793            7,213           12,285           11,103             13,799                6,309               7,146
    $1.06 to $1.09   $1.04 to $1.10   $0.93 to $0.94   $2.45 to $2.77     $0.62 to $0.63       $1.30 to $1.35      $0.94 to $0.98

              METROPOLITAN FUND
---  -----------------------------------

       STATE STREET      LEHMAN BROTHERS
      RESEARCH LARGE     AGGREGATE BOND
         CAP VALUE        INDEX CLASS B
     CLASS E PORTFOLIO      PORTFOLIO
     -----------------   ---------------
         $       --      $           --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
          1,713,088                  --
                 --          38,923,299
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
         ----------      --------------
          1,713,088          38,923,299
                 --                  --
         ----------      --------------
          1,713,088          38,923,299
              1,427              31,570
         ----------      --------------
         $1,711,661      $   38,891,729
         ==========      ==============
              2,161              31,759
         $     0.79      $1.19 to $1.24

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)

AT DECEMBER 31, 2002

                                                                                                                        MET
                                                                     METROPOLITAN FUND                             INVESTORS FUND
                                            --------------------------------------------------------------------   --------------
                                                                                                                        MFS
                                                MORGAN        METLIFE MID         JANUS          STATE STREET         RESEARCH
                                             STANLEY EAFE      CAP STOCK          GROWTH           RESEARCH        INTERNATIONAL
                                            INDEX CLASS B    INDEX CLASS B       CLASS B       INVESTMENT TRUST       CLASS B
                                              PORTFOLIO        PORTFOLIO        PORTFOLIO      CLASS B PORTFOLIO     PORTFOLIO
                                            --------------   --------------   --------------   -----------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND
Putnam Large Cap Growth Class A Portfolio
 (2,123,739 shares; cost $14,263,816).....  $           --   $          --    $           --    $           --     $           --
Putnam Large Cap Growth Class E Portfolio
 (847,811 shares; cost $3,582,927)........              --              --                --                --                 --
Putnam International Stock Class A
 Portfolio (5,937,957 shares; cost
 $57,888,145).............................              --              --                --                --                 --
Putnam International Stock Class E
 Portfolio (1,815,199 shares; cost
 $14,814,922).............................              --              --                --                --                 --
State Street Research Aurora Class A
 Portfolio (2,705,639 shares; cost
 $37,807,100).............................              --              --                --                --                 --
State Street Research Aurora Class E
 Portfolio (3,409,991 shares; cost
 $44,033,090).............................              --              --                --                --                 --
Janus Mid Cap Portfolio (760,063 shares;
 cost $10,876,033)........................              --              --                --                --                 --
Russell 2000 Index Class B Portfolio
 (1,398,646 shares; cost $13,094,069).....              --              --                --                --                 --
MetLife Stock Index Class B Portfolio
 (1,307,089 shares; cost $35,680,373).....              --              --                --                --                 --
Franklin Templeton Small Cap Growth Class
 B Portfolio (1,346,767 shares; cost
 $10,299,931).............................              --              --                --                --                 --
Neuberger Berman Partners Mid Cap Value
 Class B Portfolio (663,852 shares; cost
 $8,887,665)..............................              --              --                --                --                 --
Harris Oakmark Large Cap Value Class E
 Portfolio (724,164 shares; cost
 $7,044,206)..............................              --              --                --                --                 --
State Street Research Large Cap Value
 Class E Portfolio (215,483 shares; cost
 $1,744,206)..............................              --              --                --                --                 --
Lehman Brothers Aggregate Bond Index Class
 B Portfolio (3,525,661 shares; cost
 $37,009,290).............................              --              --                --                --                 --
Morgan Stanley EAFE Index Class B
 Portfolio (1,202,683 shares; cost
 $9,420,605)..............................       8,635,261              --                --                --                 --
MetLife Mid Cap Stock Index Class B
 Portfolio (1,216,835 shares; cost
 $11,985,690).............................              --      10,744,657                --                --                 --
Janus Growth Class B Portfolio (966,269
 shares; cost $6,364,220).................              --              --         5,227,515                --                 --
State Street Research Investment Trust
 Class B Portfolio (332,560 shares; cost
 $7,454,177)..............................              --              --                --         6,295,361                 --
MET INVESTORS FUND
MFS Research International Class B
 Portfolio (988,356 shares; cost
 $7,909,492)..............................              --              --                --                --          7,383,018
MFS Mid Cap Growth Class B Portfolio
 (1,278,690 shares; cost $7,706,760)......              --              --                --                --                 --
PIMCO Total Return Class B Portfolio
 (8,651,550 shares; cost $93,110,838).....              --              --                --                --                 --
PIMCO Innovation Class B Portfolio
 (922,773 shares; cost $3,704,877)........              --              --                --                --                 --
Lord Abbett Bond Debenture Class B
 Portfolio (1,458,285 shares; cost
 $15,157,616).............................              --              --                --                --                 --
Met/AIM Mid Cap Core Equity Class B
 Portfolio (201,432 shares; cost
 $2,012,658)..............................              --              --                --                --                 --
Met/AIM Small Cap Growth Class B Portfolio
 (221,538 shares; cost $2,014,133)........              --              --                --                --                 --
State Street Research Concentrated
 International Class E Portfolio (82,603
 shares; cost $734,249)...................              --              --                --                --                 --
AMERICAN FUND
American Funds Growth Class B Portfolio
 (2,164,605 shares; cost $82,645,612).....              --              --                --                --                 --
American Funds Growth-Income Class B
 Portfolio (2,751,142 shares; cost
 $79,488,734).............................              --              --                --                --                 --
American Funds Global Small Cap Class B
 Portfolio (1,299,262 shares; cost
 $13,717,056).............................              --              --                --                --                 --
                                            --------------   --------------   --------------    --------------     --------------
Total Investments.........................       8,635,261      10,744,657         5,227,515         6,295,361          7,383,018
Cash and Accounts Receivable..............              --              --                --                --                 --
                                            --------------   --------------   --------------    --------------     --------------
Total Assets..............................       8,635,261      10,744,657         5,227,515         6,295,361          7,383,018
LIABILITIES:
Due to New England Life Insurance
 Company..................................           3,842          74,775             1,798             8,798             34,641
                                            --------------   --------------   --------------    --------------     --------------
NET ASSETS................................  $    8,631,419   $  10,669,882    $    5,225,717    $    6,286,563     $    7,348,377
                                            ==============   ==============   ==============    ==============     ==============
Units Outstanding (In Thousands)..........          12,329          12,371             9,888             1,335              9,959
Unit Value................................  $0.68 to $0.71   $0.85 to $0.87   $0.52 to $0.53    $4.10 to $4.94     $0.73 to $0.74

                       See Notes to Financial Statements

                                                       MET INVESTORS FUND
---------------------------------------------------------------------------------------------------------------------------------
          MFS                                            LORD ABBETT                          MET/AIM
        MID CAP        PIMCO TOTAL         PIMCO             BOND          MET/AIM MID       SMALL CAP      STATE STREET RESEARCH
         GROWTH           RETURN         INNOVATION       DEBENTURE      CAP CORE EQUITY       GROWTH           CONCENTRATED
        CLASS B          CLASS B          CLASS B          CLASS B           CLASS B          CLASS B       INTERNATIONAL CLASS E
       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO            PORTFOLIO
       ---------      --------------   --------------   --------------   ---------------   --------------   ---------------------
     $           --   $           --   $           --   $           --   $           --    $           --      $           --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
          5,933,123               --               --               --               --                --                  --
                 --       97,675,998               --               --               --                --                  --
                 --               --        2,805,228               --               --                --                  --
                 --               --               --       14,889,086               --                --                  --
                 --               --               --               --        1,978,063                --                  --
                 --               --               --               --               --         1,909,659                  --
                 --               --               --               --               --                --             732,684
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
     --------------   --------------   --------------   --------------   --------------    --------------      --------------
          5,933,123       97,675,998        2,805,228       14,889,086        1,978,063         1,909,659             732,684
             46,204               --               --               --               --                --                  --
     --------------   --------------   --------------   --------------   --------------    --------------      --------------
     5,979,327.....       97,675,998        2,805,228       14,889,086        1,978,063         1,909,659             732,684
     --............          545,259            1,231          189,498            1,572             1,591               1,128
     --------------   --------------   --------------   --------------   --------------    --------------      --------------
     $5,979,327.....  $   97,130,739   $    2,803,997   $   14,699,588   $    1,976,491    $    1,908,068      $      731,556
     ==============   ==============   ==============   ==============   ==============    ==============      ==============
     13,146........           85,503            9,468           10,930            2,044             2,251                 828
     $      0.45 to   $1.12 to $1.14   $0.29 to $0.30   $1.28 to $1.37   $0.96 to $0.97    $0.84 to $0.85      $0.88 to $0.89
     $0.46.........

                      AMERICAN FUND
---  ------------------------------------------------
                                          AMERICAN
        AMERICAN         AMERICAN       FUNDS GLOBAL
      FUNDS GROWTH    FUNDS GROWTH-      SMALL CAP
        CLASS B       INCOME CLASS B      CLASS B
       PORTFOLIO        PORTFOLIO        PORTFOLIO
     --------------   --------------   --------------
     $          --    $          --    $           --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
        72,059,712               --                --
                --       72,209,138                --
                --               --        11,992,183
     --------------   --------------   --------------
        72,059,712       70,209,138        11,992,183
                --               --            50,312
     --------------   --------------   --------------
        72,059,712       70,209,138        12,042,495
            28,412            3,455                --
     --------------   --------------   --------------
     $  72,031,300    $  70,205,683    $   12,042,495
     ==============   ==============   ==============
             8,788           10,667            11,246
     $7.28 to $8.39   $5.75 to $6.88   $1.03 to $1.08

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              ZENITH FUND
                                       ------------------------------------------------------------------------------------------
                                       STATE STREET       STATE STREET       STATE STREET       STATE STREET
                                         RESEARCH           RESEARCH           RESEARCH           RESEARCH         HARRIS OAKMARK
                                       BOND INCOME        BOND INCOME        MONEY MARKET       MONEY MARKET       FOCUSED VALUE
                                         CLASS A            CLASS B            CLASS A            CLASS B             CLASS A
                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                       ------------       ------------       ------------       ------------       --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................     $6,363,092         $  877,719         $1,441,095         $ 408,786          $    248,254
                                        ----------         ----------         ----------         ---------          ------------
Expenses:
 Mortality and expense charges.....      1,763,204            372,726          1,396,326           483,406             1,541,809
 Administrative charges............        188,707             39,891            165,877            57,426               175,852
                                        ----------         ----------         ----------         ---------          ------------
 Total Expenses....................      1,951,911            412,617          1,562,203           540,832             1,717,661
                                        ----------         ----------         ----------         ---------          ------------
Net investment income (loss).......      4,411,181            465,102           (121,108)         (132,046)           (1,469,407)
                                        ----------         ----------         ----------         ---------          ------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............       (415,163)            29,396                 --                --               374,944
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................      4,700,872          1,488,133                 --                --           (13,207,718)
                                        ----------         ----------         ----------         ---------          ------------
Net realized and unrealized gains
 (losses) on investments...........      4,285,709          1,517,529                 --                --           (12,832,774)
                                        ----------         ----------         ----------         ---------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................     $8,696,890         $1,982,631         $ (121,108)        $(132,046)         $(14,302,181)
                                        ==========         ==========         ==========         =========          ============

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                                                    ZENITH FUND
--------------------------------------------------------------------------------------------------------------------
                          FI            FI                                           SALOMON            SALOMON
    HARRIS OAKMARK    STRUCTURED    STRUCTURED   LOOMIS SAYLES   LOOMIS SAYLES       BROTHERS           BROTHERS
    FOCUSED VALUE       EQUITY        EQUITY       SMALL CAP       SMALL CAP     U.S. GOVERNMENT    U.S. GOVERNMENT
       CLASS E         CLASS A       CLASS E        CLASS A         CLASS E          CLASS A            CLASS E
      PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO          PORTFOLIO
    --------------   ------------   ----------   -------------   -------------   ----------------   ----------------
     $    46,260     $  1,078,511   $  26,323    $    122,719     $     2,306       $2,906,068         $  836,384
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
         470,125        1,572,933      40,457       1,535,617          80,963          852,160            311,259
          53,620          142,171       3,657         151,264           7,975           99,902             36,490
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
         523,745        1,715,104      44,114       1,686,881          88,938          952,062            347,749
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
        (477,485)        (636,593)    (17,791)     (1,564,162)        (86,632)       1,954,006            488,635
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
         (60,035)     (11,788,934)    (50,830)      1,548,576         (33,444)         542,092             29,230
      (3,418,590)     (15,395,232)   (675,152)    (28,086,173)     (1,370,002)       1,560,430            820,507
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
      (3,478,625)     (27,184,166)   (725,982)    (26,537,597)     (1,403,446)       2,102,522            849,737
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
     $(3,956,110)    $(27,820,759)  $(743,773)   $(28,101,759)    $(1,490,078)      $4,056,528         $1,338,372
     ===========     ============   =========    ============     ===========       ==========         ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                          ZENITH FUND
                                       ---------------------------------------------------------------------------------
                                       SALOMON BROTHERS    SALOMON BROTHERS       LOOMIS        LOOMIS
                                        STRATEGIC BOND      STRATEGIC BOND        SAYLES        SAYLES      ALGER EQUITY
                                        OPPORTUNITIES       OPPORTUNITIES        BALANCED      BALANCED        GROWTH
                                           CLASS A             CLASS E           CLASS A        CLASS E       CLASS A
                                          PORTFOLIO           PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO
                                       ----------------    ----------------    ------------    ---------    ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................       $4,851,906           $582,886        $  1,873,548    $  90,971    $         --
                                          ----------           --------        ------------    ---------    ------------
Expenses:
 Mortality and expense charges.....          848,665            130,715           1,004,676       74,573       2,963,184
 Administrative charges............           78,767             12,132              95,816        7,112         274,304
                                          ----------           --------        ------------    ---------    ------------
 Total Expenses....................          927,432            142,847           1,100,492       81,685       3,237,488
                                          ----------           --------        ------------    ---------    ------------
Net investment income (loss).......        3,924,474            440,039             773,056        9,286      (3,237,488)
                                          ----------           --------        ------------    ---------    ------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............         (980,841)            (4,193)         (4,641,729)     (76,124)        598,023
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................        2,295,046            528,458          (8,848,989)    (728,463)    (91,894,712)
                                          ----------           --------        ------------    ---------    ------------
Net realized and unrealized gains
 (losses) on investments...........        1,314,205            524,265         (13,490,718)    (804,587)    (91,296,689)
                                          ----------           --------        ------------    ---------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................       $5,238,679           $964,304        $(12,717,662)   $(795,301)   $(94,534,177)
                                          ==========           ========        ============    =========    ============

                                                     ZENITH FUND
                                     -------------------------------------------
                                                        DAVIS           DAVIS
                                     ALGER EQUITY      VENTURE         VENTURE
                                        GROWTH          VALUE           VALUE
                                       CLASS E         CLASS A         CLASS E
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------    ------------    -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................  $        --     $  2,391,945    $   215,499
                                     -----------     ------------    -----------
Expenses:
 Mortality and expense charges.....      132,491        3,630,788        413,480
 Administrative charges............       12,265          358,807         40,861
                                     -----------     ------------    -----------
 Total Expenses....................      144,756        3,989,595        454,341
                                     -----------     ------------    -----------
Net investment income (loss).......     (144,756)      (1,597,650)      (238,842)
                                     -----------     ------------    -----------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............     (339,941)      13,714,824       (120,658)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................   (4,010,127)     (65,766,427)    (5,209,029)
                                     -----------     ------------    -----------
Net realized and unrealized gains
 (losses) on investments...........   (4,350,068)     (52,051,603)    (5,329,687)
                                     -----------     ------------    -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $(4,494,824)    $(53,649,253)   $(5,568,529)
                                     ===========     ============    ===========

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                             ZENITH FUND                                             METROPOLITAN FUND
---------------------------------------------------------------------   -------------------------------------------
        MFS          MFS          MFS          MFS                                                       PUTNAM
     INVESTORS    INVESTORS    RESEARCH     RESEARCH         FI         PUTNAM LARGE   PUTNAM LARGE   INTERNATIONAL
       TRUST        TRUST      MANAGERS     MANAGERS       MID CAP       CAP GROWTH     CAP GROWTH        STOCK
      CLASS A      CLASS E      CLASS A      CLASS E    OPPORTUNITIES     CLASS A        CLASS E         CLASS A
     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO(A)     PORTFOLIO      PORTFOLIO       PORTFOLIO
    -----------   ---------   -----------   ---------   -------------   ------------   ------------   -------------
    $    57,603   $   6,055   $    37,165   $  1,137      $     --      $        --     $      --     $    514,870
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
        151,792      23,418       279,230     13,281         2,607          136,258        26,845          703,779
         14,067       2,170        24,650      1,172           227           14,730         2,902           64,913
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
        165,859      25,588       303,880     14,453         2,834          150,988        29,747          768,692
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
       (108,256)    (19,533)     (266,715)   (13,316)       (2,834)        (150,988)      (29,747)        (253,822)
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
     (1,126,760)    (34,548)   (7,792,559)   (33,209)      (21,853)      (4,499,562)     (140,171)     (19,058,416)
     (1,809,955)   (410,420)    1,657,070   (258,779)       12,432          817,669      (501,754)       7,925,526
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
     (2,936,715)   (444,968)   (6,135,489)  (291,988)       (9,421)      (3,681,893)     (641,925)     (11,132,890)
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
    $(3,044,971)  $(464,501)  $(6,402,204)  $(305,304)    $(12,255)     $(3,832,881)    $(671,672)    $(11,386,712)
    ===========   =========   ===========   =========     ========      ===========     =========     ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                           METROPOLITAN FUND
                                       ------------------------------------------------------------------------------------------
                                          PUTNAM        STATE STREET    STATE STREET                     RUSSELL        METLIFE
                                       INTERNATIONAL      RESEARCH        RESEARCH                        2000           STOCK
                                           STOCK           AURORA          AURORA          JANUS          INDEX          INDEX
                                          CLASS E         CLASS A         CLASS E         MID CAP        CLASS B        CLASS B
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       -------------    ------------    ------------    -----------     ---------     -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................     $    38,573     $   177,681     $    74,812     $        --    $    45,673    $   337,691
                                        -----------     -----------     -----------     -----------    -----------    -----------
Expenses:
 Mortality and expense charges.....         101,020         408,900         308,733         118,633        111,147        289,712
 Administrative charges............           9,318          55,786          42,120          14,259         15,557         43,865
                                        -----------     -----------     -----------     -----------    -----------    -----------
 Total Expenses....................         110,338         464,686         350,853         132,892        126,704        333,577
                                        -----------     -----------     -----------     -----------    -----------    -----------
Net investment income (loss).......         (71,765)       (287,005)       (276,041)       (132,892)       (81,031)         4,114
                                        -----------     -----------     -----------     -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............        (470,581)       (474,769)       (123,467)     (2,210,275)      (306,220)    (1,012,793)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................        (850,580)     (8,968,116)     (6,905,962)     (1,079,372)    (1,889,237)    (5,309,773)
                                        -----------     -----------     -----------     -----------    -----------    -----------
Net realized and unrealized gains
 (losses) on investments...........      (1,321,161)     (9,442,885)     (7,029,429)     (3,289,647)    (2,195,457)    (6,322,566)
                                        -----------     -----------     -----------     -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................     $(1,392,926)    $(9,729,890)    $(7,305,470)    $(3,422,539)   $(2,276,488)   $(6,318,452)
                                        ===========     ===========     ===========     ===========    ===========    ===========

                                              METROPOLITAN FUND
                                     -----------------------------------
                                         FRANKLIN           NEUBERGER
                                        TEMPLETON        BERMAN PARTNERS
                                     SMALL CAP GROWTH     MID CAP VALUE
                                         CLASS B             CLASS B
                                        PORTFOLIO           PORTFOLIO
                                     ----------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................    $        --          $   8,060
                                       -----------          ---------
Expenses:
 Mortality and expense charges.....         83,427             60,524
 Administrative charges............         12,956              8,665
                                       -----------          ---------
 Total Expenses....................         96,383             69,189
                                       -----------          ---------
Net investment income (loss).......        (96,383)           (61,129)
                                       -----------          ---------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............       (384,505)          (119,676)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................     (1,813,635)          (504,610)
                                       -----------          ---------
Net realized and unrealized gains
 (losses) on investments...........     (2,198,140)          (624,286)
                                       -----------          ---------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................    $(2,294,523)         $(685,415)
                                       ===========          =========

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                                                  METROPOLITAN FUND
---------------------------------------------------------------------------------------------------------------------
    HARRIS OAKMARK    STATE STREET     LEHMAN BROTHERS     MORGAN         METLIFE                      STATE STREET
      LARGE CAP         RESEARCH       AGGREGATE BOND      STANLEY     MID CAP STOCK      JANUS          RESEARCH
        VALUE        LARGE CAP VALUE        INDEX        EAFE INDEX        INDEX         GROWTH      INVESTMENT TRUST
       CLASS E           CLASS E           CLASS B         CLASS B        CLASS B        CLASS B         CLASS B
    PORTFOLIO (A)     PORTFOLIO (A)       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
    --------------   ---------------   ---------------   -----------   -------------   -----------   ----------------
      $  19,054         $  6,862         $  559,776      $    19,186    $    19,397    $        --     $    21,305
      ---------         --------         ----------      -----------    -----------    -----------     -----------
         21,929            5,273            311,190           71,452         98,596         51,199          60,094
          1,907              978             41,246           10,242         14,374          8,510          10,482
      ---------         --------         ----------      -----------    -----------    -----------     -----------
         23,836            6,251            352,436           81,694        112,970         59,709          70,576
      ---------         --------         ----------      -----------    -----------    -----------     -----------
         (4,782)             611            207,340          (62,508)       (93,573)       (59,709)        (49,271)
      ---------         --------         ----------      -----------    -----------    -----------     -----------
        (89,908)         (18,706)           155,377         (493,431)      (319,323)      (348,469)       (232,471)
        (99,476)         (31,118)         1,684,877         (535,795)    (1,387,396)    (1,078,337)     (1,200,210)
      ---------         --------         ----------      -----------    -----------    -----------     -----------
       (189,384)         (49,824)         1,840,254       (1,029,226)    (1,706,719)    (1,426,806)     (1,432,681)
      ---------         --------         ----------      -----------    -----------    -----------     -----------
      $(194,166)        $(49,213)        $2,047,594      $(1,091,734)   $(1,800,292)   $(1,486,515)    $(1,481,952)
      =========         ========         ==========      ===========    ===========    ===========     ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                           MET INVESTORS FUND
                                       -------------------------------------------------------------------------------------------
                                            MFS             MFS                                       LORD ABBETT       MET/AIM
                                         RESEARCH         MID CAP         PIMCO           PIMCO          BOND           MID CAP
                                       INTERNATIONAL      GROWTH       TOTAL RETURN    INNOVATION      DEBENTURE      CORE EQUITY
                                          CLASS B         CLASS B        CLASS B         CLASS B        CLASS B         CLASS B
                                         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO (A)
                                       -------------    -----------    ------------    -----------    -----------    -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................      $   8,677      $    34,263     $       --     $        --     $ 532,831        $  1,523
                                         ---------      -----------     ----------     -----------     ---------        --------
Expenses:
 Mortality and expense charges.....         54,672           54,091        628,713          36,274       105,561          15,660
 Administrative charges............         10,135            8,104         98,495           3,154        16,310           3,214
                                         ---------      -----------     ----------     -----------     ---------        --------
 Total Expenses....................         64,807           62,195        727,208          39,428       121,871          18,874
                                         ---------      -----------     ----------     -----------     ---------        --------
Net investment income (loss).......        (56,130)         (27,932)      (727,208)        (39,428)      410,960         (17,351)
                                         ---------      -----------     ----------     -----------     ---------        --------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............        (87,094)        (562,022)       188,159      (1,376,525)     (108,646)        (14,987)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................       (512,812)      (1,869,396)     4,746,004        (643,985)     (270,273)        (34,595)
                                         ---------      -----------     ----------     -----------     ---------        --------
Net realized and unrealized gains
 (losses) on investments...........       (599,906)      (2,431,418)     4,934,163      (2,020,510)     (378,919)        (49,582)
                                         ---------      -----------     ----------     -----------     ---------        --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................      $(656,036)     $(2,459,350)    $4,206,955     $(2,059,938)    $  32,041        $(66,933)
                                         =========      ===========     ==========     ===========     =========        ========

                                               MET INVESTORS FUND
                                     --------------------------------------
                                        MET/AIM           STATE STREET
                                         SMALL        RESEARCH CONCENTRATED
                                      CAP GROWTH          INTERNATIONAL
                                        CLASS B              CLASS E
                                     PORTFOLIO (A)        PORTFOLIO (A)
                                     -------------    ---------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................    $      --            $    952
                                       ---------            --------
Expenses:
 Mortality and expense charges.....        7,128               2,284
 Administrative charges............        1,216                 199
                                       ---------            --------
 Total Expenses....................        8,344               2,483
                                       ---------            --------
Net investment income (loss).......       (8,344)             (1,531)
                                       ---------            --------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............      (23,726)            (13,705)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................     (104,475)             (1,565)
                                       ---------            --------
Net realized and unrealized gains
 (losses) on investments...........     (128,201)            (15,270)
                                       ---------            --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................    $(136,545)           $(16,801)
                                       =========            ========

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                  AMERICAN FUND
-------------------------------------------------
                      AMERICAN         AMERICAN
      AMERICAN      FUNDS GROWTH-    FUNDS GLOBAL
    FUNDS GROWTH       INCOME         SMALL CAP
      CLASS B          CLASS B         CLASS B
     PORTFOLIO        PORTFOLIO       PORTFOLIO
    ------------    -------------    ------------
    $    22,960     $    709,706     $    59,896
    ------------    ------------     -----------
        675,530          701,461         115,391
        113,514          112,539          19,995
    ------------    ------------     -----------
        789,044          814,000         135,386
    ------------    ------------     -----------
       (766,084)        (104,294)        (75,490)
    ------------    ------------     -----------
     (2,113,222)      (1,218,017)        (62,855)
    (10,249,528)      (9,467,301)     (2,008,930)
    ------------    ------------     -----------
    (12,362,750)     (10,685,318)     (2,071,785)
    ------------    ------------     -----------
    $(13,128,834)   $(10,789,612)    $(2,147,275)
    ============    ============     ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                            ZENITH FUND
                                     -----------------------------------------------------------------------------------------
                                        STATE STREET RESEARCH          STATE STREET RESEARCH          STATE STREET RESEARCH
                                         BOND INCOME CLASS A            BOND INCOME CLASS B           MONEY MARKET CLASS A
                                              PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                     ---------------------------   -----------------------------   ---------------------------
                                       FOR THE        FOR THE        FOR THE     FOR THE PERIOD      FOR THE        FOR THE
                                      YEAR ENDED     YEAR ENDED    YEAR ENDED    JULY 2, 2001 TO    YEAR ENDED     YEAR ENDED
                                       DEC. 31,       DEC. 31,      DEC. 31,        DEC. 31,         DEC. 31,       DEC. 31,
                                         2002           2001          2002            2001             2002           2001
                                     ------------   ------------   -----------   ---------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  4,411,181   $  8,502,797   $   465,102     $  (18,642)     $   (121,108)  $  2,730,250
 Net (losses) realized gains from
  security transactions............      (415,163)        (2,793)       29,396             90                --             --
 Change in unrealized appreciation
  (depreciation) of investments....     4,700,872        100,534     1,488,133         (1,419)               --             --
                                     ------------   ------------   -----------     ----------      ------------   ------------
 Net increase (decrease) in net
  assets resulting from
  operations.......................     8,696,890      8,600,538     1,982,631        (19,971)         (121,108)     2,730,250
                                     ------------   ------------   -----------     ----------      ------------   ------------
From capital transactions:
 Net premiums......................     3,379,392     15,003,606    22,149,341      5,935,921         5,475,784     36,031,482
 Redemptions.......................   (13,917,687)    (9,722,996)   (1,351,284)       (18,839)      (33,172,033)   (22,156,048)
                                     ------------   ------------   -----------     ----------      ------------   ------------
 Total net (redemptions)
  premiums.........................   (10,538,295)     5,280,610    20,798,057      5,917,082       (27,696,249)    13,875,434
 Net portfolio transfers...........    (1,279,468)    10,918,336    (1,348,908)            --          (149,668)    10,220,643
 Other net transfers...............     6,366,273      2,478,014    18,409,866      2,033,921        22,476,349      1,574,654
                                     ------------   ------------   -----------     ----------      ------------   ------------
 Net (decrease) increase in net
  assets resulting from capital
  transactions.....................    (5,451,490)    18,676,960    37,859,015      7,951,003        (5,369,568)    25,670,731
                                     ------------   ------------   -----------     ----------      ------------   ------------
NET CHANGE IN NET ASSETS...........     3,245,400     27,277,498    39,841,646      7,931,032        (5,490,676)    28,400,981
NET ASSETS -- BEGINNING OF
 PERIOD............................   130,132,366    102,854,868     7,931,032             --       107,682,611     79,281,630
                                     ------------   ------------   -----------     ----------      ------------   ------------
NET ASSETS -- END OF PERIOD........  $133,377,766   $130,132,366   $47,772,678     $7,931,032      $102,191,935   $107,682,611
                                     ============   ============   ===========     ==========      ============   ============

                                              ZENITH FUND
                                     -----------------------------
                                         STATE STREET RESEARCH
                                         MONEY MARKET CLASS B
                                               PORTFOLIO
                                     -----------------------------
                                       FOR THE     FOR THE PERIOD
                                     YEAR ENDED    JULY 2, 2001 TO
                                      DEC. 31,        DEC. 31,
                                        2002            2001
                                     -----------   ---------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  (132,046)    $    (2,381)
 Net (losses) realized gains from
  security transactions............           --              --
 Change in unrealized appreciation
  (depreciation) of investments....           --              --
                                     -----------     -----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................     (132,046)         (2,381)
                                     -----------     -----------
From capital transactions:
 Net premiums......................   56,052,445      20,491,103
 Redemptions.......................   (3,019,865)        (72,239)
                                     -----------     -----------
 Total net (redemptions)
  premiums.........................   53,032,580      20,418,864
 Net portfolio transfers...........   (2,666,932)             --
 Other net transfers...............   (8,388,392)     (5,009,939)
                                     -----------     -----------
 Net (decrease) increase in net
  assets resulting from capital
  transactions.....................   41,977,256      15,408,925
                                     -----------     -----------
NET CHANGE IN NET ASSETS...........   41,845,210      15,406,544
NET ASSETS -- BEGINNING OF
 PERIOD............................   15,406,544              --
                                     -----------     -----------
NET ASSETS -- END OF PERIOD........  $57,251,754     $15,406,544
                                     ===========     ===========

                       See Notes to Financial Statements

                                                  ZENITH FUND
    --------------------------------------------------------------------------------------------------------
             HARRIS OAKMARK                      HARRIS OAKMARK
              FOCUSED VALUE                      FOCUSED VALUE                   FI STRUCTURED EQUITY
            CLASS A PORTFOLIO                  CLASS E PORTFOLIO                   CLASS A PORTFOLIO
    ---------------------------------   --------------------------------   ---------------------------------
     FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD    FOR THE YEAR      FOR THE YEAR
         ENDED             ENDED             ENDED         JULY 2, 2001         ENDED             ENDED
       DEC. 31,          DEC. 31,          DEC. 31,        TO DEC. 31,        DEC. 31,          DEC. 31,
         2002              2001              2002              2001             2002              2001
    ---------------   ---------------   ---------------   --------------   ---------------   ---------------
     $ (1,469,407)     $   (463,198)      $  (477,485)     $   (23,051)     $   (636,593)     $    149,595
          374,944             2,970           (60,035)              --       (11,788,934)       (1,220,250)
      (13,207,718)       20,177,692        (3,418,590)         558,025       (15,395,232)      (27,453,200)
     ------------      ------------       -----------      -----------      ------------      ------------
      (14,302,181)       19,717,464        (3,956,110)         534,974       (27,820,759)      (28,523,855)
     ------------      ------------       -----------      -----------      ------------      ------------
        5,629,549        17,293,208        31,018,101        6,815,774         2,532,309        11,642,730
      (10,291,342)       (6,250,648)       (1,328,485)         (27,076)      (11,688,834)      (12,805,576)
     ------------      ------------       -----------      -----------      ------------      ------------
       (4,661,793)       11,042,560        29,689,616        6,788,698        (9,156,525)       (1,162,846)
         (369,893)       26,013,400            61,207               --           334,343       (19,971,658)
        6,815,962         4,197,957        22,326,390        2,960,596       (21,060,924)       (2,461,428)
     ------------      ------------       -----------      -----------      ------------      ------------
        1,784,276        41,253,917        52,077,213        9,749,294       (29,883,106)      (23,595,932)
     ------------      ------------       -----------      -----------      ------------      ------------
      (12,517,905)       60,971,381        48,121,103       10,284,268       (57,703,865)      (52,119,787)
      118,895,328        57,923,947        10,284,268               --       146,247,927       198,367,714
     ------------      ------------       -----------      -----------      ------------      ------------
     $106,377,423      $118,895,328       $58,405,371      $10,284,268      $ 88,544,062      $146,247,927
     ============      ============       ===========      ===========      ============      ============

                                                   ZENITH FUND
     -------------------------------------------------------------------------------------------------------

           FI STRUCTURED EQUITY           LOOMIS SAYLES SMALL CAP CLASS      LOOMIS SAYLES SMALL CAP CLASS
            CLASS E PORTFOLIO                      A PORTFOLIO                        E PORTFOLIO
     --------------------------------   ---------------------------------   --------------------------------
      FOR THE YEAR     FOR THE PERIOD    FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD
          ENDED         JULY 2, 2001         ENDED             ENDED             ENDED         JULY 2, 2001
        DEC. 31,        TO DEC. 31,        DEC. 31,          DEC. 31,          DEC. 31,        TO DEC. 31,
          2002              2001             2002              2001              2002              2001
     ---------------   --------------   ---------------   ---------------   ---------------   --------------
       $  (17,791)       $   (3,552)     $ (1,564,162)     $  9,797,940       $   (86,632)      $   (4,742)
          (50,830)            1,706         1,548,576            30,402           (33,444)          (1,133)
         (675,152)           26,069       (28,086,173)      (26,970,902)       (1,370,002)         113,470
       ----------        ----------      ------------      ------------       -----------       ----------
         (743,773)           24,223       (28,101,759)      (17,142,560)       (1,490,078)         107,595
       ----------        ----------      ------------      ------------       -----------       ----------
        1,915,317         1,275,073         2,878,641        11,419,245         5,318,727        1,567,052
         (120,609)           (1,627)      (10,271,469)       (8,612,744)         (248,710)          (7,646)
       ----------        ----------      ------------      ------------       -----------       ----------
        1,794,708         1,273,446        (7,392,828)        2,806,501         5,070,017        1,559,406
          115,353                --            57,089       (21,176,322)          190,239               --
        1,820,083           228,659       (16,321,031)        1,109,266         3,281,591          469,262
       ----------        ----------      ------------      ------------       -----------       ----------
        3,730,144         1,502,105       (23,656,770)      (17,260,555)        8,541,847        2,028,668
       ----------        ----------      ------------      ------------       -----------       ----------
        2,986,371         1,526,328       (51,758,529)      (34,403,115)        7,051,769        2,136,263
        1,526,328                --       133,273,232       167,676,347         2,136,263               --
       ----------        ----------      ------------      ------------       -----------       ----------
       $4,512,699        $1,526,328      $ 81,514,703      $133,273,232       $ 9,188,032       $2,136,263
       ==========        ==========      ============      ============       ===========       ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                     ZENITH FUND
                                  ----------------------------------------------------------------------------------
                                    SALOMON BROTHERS U.S.      SALOMON BROTHERS U.S.     SALOMON BROTHERS STRATEGIC
                                         GOVERNMENT                  GOVERNMENT              BOND OPPORTUNITIES
                                      CLASS A PORTFOLIO          CLASS E PORTFOLIO            CLASS A PORTFOLIO
                                  -------------------------   ------------------------   ---------------------------
                                                                             FOR THE
                                    FOR THE       FOR THE       FOR THE       PERIOD       FOR THE        FOR THE
                                     YEAR          YEAR          YEAR        JULY 2,         YEAR           YEAR
                                     ENDED         ENDED         ENDED       2001 TO        ENDED          ENDED
                                   DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,
                                     2002          2001          2002          2001          2002           2001
                                  -----------   -----------   -----------   ----------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)...  $ 1,954,006   $ 2,491,033   $   488,635   $  (16,043)  $ 3,924,474    $ 4,941,364
 Net (losses) realized gains
  from security transactions....      542,092          (454)       29,230          (83)     (980,841)        22,396
 Change in unrealized
  appreciation (depreciation) of
  investments...................    1,560,430       193,318       820,507      (13,726)    2,295,046     (1,097,423)
                                  -----------   -----------   -----------   ----------   -----------    -----------
  Net increase (decrease) in net
    assets resulting from
    operations..................    4,056,528     2,683,897     1,338,372      (29,852)    5,238,679      3,866,337
                                  -----------   -----------   -----------   ----------   -----------    -----------
From capital transactions:
 Net premiums...................    2,255,371     8,777,844    18,478,305    4,279,383     1,345,295      8,067,258
 Redemptions....................   (7,019,844)   (3,755,851)   (1,211,021)     (28,292)   (6,471,942)    (5,090,078)
                                  -----------   -----------   -----------   ----------   -----------    -----------
 Total net (redemptions)
  premiums......................   (4,764,473)    5,021,993    17,267,284    4,251,091    (5,126,647)     2,977,180
 Net portfolio transfers........     (933,815)    7,088,735      (506,450)          --      (366,557)       364,004
Other net transfers.............   16,910,797     3,385,922    17,399,254    2,071,777    (2,297,092)    (1,519,785)
                                  -----------   -----------   -----------   ----------   -----------    -----------
  Net (decrease) increase in net
    assets resulting from
    capital transactions........   11,212,509    15,496,650    34,160,088    6,322,868    (7,790,296)     1,821,399
                                  -----------   -----------   -----------   ----------   -----------    -----------
NET CHANGE IN NET ASSETS........   15,269,037    18,180,547    35,498,460    6,293,016    (2,551,617)     5,687,736
NET ASSETS -- BEGINNING OF
 PERIOD.........................   58,188,036    40,007,489     6,293,016           --    69,767,748     64,080,012
                                  -----------   -----------   -----------   ----------   -----------    -----------
NET ASSETS -- END OF PERIOD.....  $73,457,073   $58,188,036   $41,791,476   $6,293,016   $67,216,131    $69,767,748
                                  ===========   ===========   ===========   ==========   ===========    ===========

                                                                     ZENITH FUND
                                  ----------------------------------------------------------------------------------
                                   SALOMON BROTHERS STRATEGIC
                                       BOND OPPORTUNITIES         LOOMIS SAYLES BALANCED     LOOMIS SAYLES BALANCED
                                       CLASS E PORTFOLIO             CLASS A PORTFOLIO          CLASS E PORTFOLIO
                                  ----------------------------   -------------------------   -----------------------
                                                   FOR THE                                                 FOR THE
                                    FOR THE         PERIOD         FOR THE                                  PERIOD
                                     YEAR          JULY 2,          YEAR         FOR THE      FOR THE      JULY 2,
                                     ENDED         2001 TO          ENDED      YEAR ENDED    YEAR ENDED    2001 TO
                                   DEC. 31,        DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,     DEC. 31,
                                     2002            2001           2002          2001          2002         2001
                                  -----------   --------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)...  $   440,039     $   (6,348)    $   773,056   $ 3,064,752   $    9,286   $   (3,928)
 Net (losses) realized gains
  from security transactions....       (4,193)           (69)     (4,641,729)        3,394      (76,124)          --
 Change in unrealized
  appreciation (depreciation) of
  investments...................      528,458         15,252      (8,848,989)   (8,190,561)    (728,463)      17,341
                                  -----------     ----------     -----------   -----------   ----------   ----------
  Net increase (decrease) in net
    assets resulting from
    operations..................      964,304          8,835     (12,717,662)   (5,122,415)    (795,301)      13,413
                                  -----------     ----------     -----------   -----------   ----------   ----------
From capital transactions:
 Net premiums...................    8,609,036      1,702,387       2,329,248    10,206,112    4,597,465    1,280,466
 Redemptions....................     (454,366)        (5,159)     (7,481,690)   (7,287,097)    (365,144)      (5,799)
                                  -----------     ----------     -----------   -----------   ----------   ----------
 Total net (redemptions)
  premiums......................    8,154,670      1,697,228      (5,152,442)    2,919,015    4,232,321    1,274,667
 Net portfolio transfers........     (384,831)            --          59,821    (5,153,032)      87,353           --
Other net transfers.............    7,492,539        730,027     (10,166,168)     (468,598)   4,438,020      294,078
                                  -----------     ----------     -----------   -----------   ----------   ----------
  Net (decrease) increase in net
    assets resulting from
    capital transactions........   15,262,378      2,427,255     (15,258,789)   (2,702,615)   8,757,694    1,568,745
                                  -----------     ----------     -----------   -----------   ----------   ----------
NET CHANGE IN NET ASSETS........   16,226,682      2,436,090     (27,976,451)   (7,825,030)   7,962,393    1,582,158
NET ASSETS -- BEGINNING OF
 PERIOD.........................    2,436,090             --      88,939,794    96,764,824    1,582,158           --
                                  -----------     ----------     -----------   -----------   ----------   ----------
NET ASSETS -- END OF PERIOD.....  $18,662,772     $2,436,090     $60,963,343   $88,939,794   $9,544,551   $1,582,158
                                  ===========     ==========     ===========   ===========   ==========   ==========

                       See Notes to Financial Statements

                                                    ZENITH FUND
--------------------------------------------------------------------------------------------------------------------
        ALGER EQUITY GROWTH         ALGER EQUITY GROWTH          DAVIS VENTURE VALUE          DAVIS VENTURE VALUE
         CLASS A PORTFOLIO           CLASS E PORTFOLIO            CLASS A PORTFOLIO            CLASS E PORTFOLIO
    ---------------------------   ------------------------   ---------------------------   -------------------------
                                                 FOR THE                                                   FOR THE
      FOR THE        FOR THE        FOR THE       PERIOD       FOR THE        FOR THE        FOR THE       PERIOD
        YEAR           YEAR          YEAR        JULY 2,         YEAR           YEAR          YEAR         JULY 2,
       ENDED          ENDED          ENDED       2001 TO        ENDED          ENDED          ENDED        2001 TO
      DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,
        2002           2001          2002          2001          2002           2001          2002          2001
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
    $ (3,237,488)  $ 17,939,526   $  (144,756)  $  (12,988)  $ (1,597,650)  $ 33,086,396   $  (238,842)  $   (25,250)
         598,023     (1,188,669)     (339,941)          --     13,714,824        305,915      (120,658)           --
     (91,894,712)   (66,023,534)   (4,010,127)     124,184    (65,766,427)   (78,125,171)   (5,209,029)      373,106
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
     (94,534,177)   (49,272,677)   (4,494,824)     111,196    (53,649,253)   (44,732,860)   (5,568,529)      347,856
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
       7,701,258     33,568,288     9,990,097    3,888,107      7,831,437     36,965,466    26,301,689     8,004,550
     (21,542,009)   (24,424,573)     (818,724)     (19,334)   (25,408,049)   (22,680,629)   (1,316,822)      (25,964)
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
     (13,840,751)     9,143,715     9,171,373    3,868,773    (17,576,612)    14,284,837    24,984,867     7,978,586
       1,430,466    (39,121,453)      679,831           --        (68,973)   (20,221,280)      382,036            --
     (37,392,706)       (90,440)    4,873,815    1,012,888    (27,024,678)     2,457,185    17,979,617     3,004,384
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
     (49,802,991)   (30,068,178)   14,725,019    4,881,661    (44,670,263)    (3,479,258)   43,346,520    10,982,970
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
    (144,337,168)   (79,340,855)   10,230,195    4,992,857    (98,319,516)   (48,212,118)   37,777,991    11,330,826
     298,234,716    377,575,571     4,992,857           --    314,521,621    362,733,739    11,330,826            --
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
    $153,897,548   $298,234,716   $15,223,052   $4,992,857   $216,202,105   $314,521,621   $49,108,817   $11,330,826
    ============   ============   ===========   ==========   ============   ============   ===========   ===========

                       ZENITH FUND
---  ------------------------------------------------
       MFS INVESTORS TRUST       MFS INVESTORS TRUST
        CLASS A PORTFOLIO         CLASS E PORTFOLIO
     ------------------------   ---------------------
                                             FOR THE
      FOR THE       FOR THE      FOR THE      PERIOD
        YEAR         YEAR          YEAR      JULY 2,
       ENDED         ENDED        ENDED      2001 TO
      DEC. 31,     DEC. 31,      DEC. 31,    DEC. 31,
        2002         2001          2002        2001
     ----------   -----------   ----------   --------
     $ (108,256)  $   (62,511)  $  (19,533)  $ (1,460)
     (1,126,760)      (57,058)     (34,548)       (42)
     (1,809,955)   (2,659,718)    (410,420)    18,373
     ----------   -----------   ----------   --------
     (3,044,971)   (2,779,287)    (464,501)    16,871
     ----------   -----------   ----------   --------
        523,411     3,757,581    1,919,939    541,480
     (1,083,872)   (1,034,452)    (139,025)      (157)
     ----------   -----------   ----------   --------
       (560,461)    2,723,129    1,780,914    541,323
        115,983      (738,983)      15,514         --
     (1,528,547)      680,885    1,053,060    160,034
     ----------   -----------   ----------   --------
     (1,973,025)    2,665,031    2,849,488    701,357
     ----------   -----------   ----------   --------
     (5,017,996)     (114,256)   2,384,987    718,228
     14,894,045    15,008,301      718,228         --
     ----------   -----------   ----------   --------
     $9,876,049   $14,894,045   $3,103,215   $718,228
     ==========   ===========   ==========   ========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   ZENITH FUND                                   METROPOLITAN FUND
                       -------------------------------------------------------------------   -------------------------
                                                         MFS RESEARCH         FI MID CAP
                          MFS RESEARCH MANAGERS        MANAGERS CLASS E      OPPORTUNITIES       PUTNAM LARGE CAP
                            CLASS A PORTFOLIO              PORTFOLIO           PORTFOLIO     GROWTH CLASS A PORTFOLIO
                       ---------------------------   ---------------------   -------------   -------------------------
                                                                  FOR THE       FOR THE
                         FOR THE        FOR THE       FOR THE      PERIOD       PERIOD         FOR THE       FOR THE
                           YEAR           YEAR          YEAR      JULY 2,       MAY 1,          YEAR          YEAR
                          ENDED          ENDED         ENDED      2001 TO       2002 TO         ENDED         ENDED
                         DEC. 31,       DEC. 31,      DEC. 31,    DEC. 31,     DEC. 31,       DEC. 31,      DEC. 31,
                           2002           2001          2002        2001         2002           2002          2001
                       ------------   ------------   ----------   --------   -------------   -----------   -----------
INCREASE (DECREASE)
 IN NET ASSETS
 From operations:
  Net investment
   income (loss).....  $   (266,715)  $     53,890   $  (13,316)  $   (951)    $ (2,834)     $  (150,988)  $  (110,412)
  Net (losses)
   realized gains
   from security
   transactions......    (7,792,559)      (957,651)     (33,209)       (15)     (21,853)      (4,499,562)      (55,965)
  Change in
   unrealized
   appreciation
   (depreciation) of
   investments.......     1,657,070     (8,078,106)    (258,779)     6,965       12,432          817,669    (4,384,399)
                       ------------   ------------   ----------   --------     --------      -----------   -----------
  Net increase
   (decrease) in net
   assets resulting
   from operations...    (6,402,204)    (8,981,867)    (305,304)     5,999      (12,255)      (3,832,881)   (4,550,776)
                       ------------   ------------   ----------   --------     --------      -----------   -----------
 From capital
  transactions:
  Net premiums.......       798,959      5,761,714      997,660    293,215      475,209          738,683     6,009,168
  Redemptions........    (1,628,170)    (2,061,686)     (35,448)      (668)     (25,148)      (1,028,066)     (642,192)
                       ------------   ------------   ----------   --------     --------      -----------   -----------
  Total net
   (redemptions)
   premiums..........      (829,211)     3,700,028      962,212    292,547      450,061         (289,383)    5,366,976
  Net portfolio
   transfers.........       144,787     (8,516,506)      25,192         --       (3,578)         241,104       302,124
  Other net
   transfers.........    (4,329,511)       369,637      626,169     77,316      364,714       (1,545,792)      527,420
                       ------------   ------------   ----------   --------     --------      -----------   -----------
  Net (decrease)
   increase in net
   assets resulting
   from capital
   transactions......    (5,013,935)    (4,446,841)   1,613,573    369,863      811,197       (1,594,071)    6,196,520
                       ------------   ------------   ----------   --------     --------      -----------   -----------
NET CHANGE IN NET
 ASSETS..............   (11,416,139)   (13,428,708)   1,308,269    375,862      798,942       (5,426,952)    1,645,744
NET
 ASSETS -- BEGINNING
 OF PERIOD...........    27,364,322     40,793,030      375,862         --           --       13,042,693    11,396,949
                       ------------   ------------   ----------   --------     --------      -----------   -----------
NET ASSETS -- END OF
 PERIOD..............  $ 15,948,183   $ 27,364,322   $1,684,131   $375,862     $798,942      $ 7,615,741   $13,042,693
                       ============   ============   ==========   ========     ========      ===========   ===========

                                                       METROPOLITAN FUND
                       ----------------------------------------------------------------------------------
                          PUTNAM LARGE CAP
                           GROWTH CLASS E           PUTNAM INTERNATIONAL          PUTNAM INTERNATIONAL
                              PORTFOLIO            STOCK CLASS A PORTFOLIO      STOCK CLASS E PORTFOLIO
                       -----------------------   ---------------------------   --------------------------
                                     FOR THE                                                   FOR THE
                        FOR THE       PERIOD       FOR THE        FOR THE        FOR THE        PERIOD
                          YEAR       JULY 2,         YEAR           YEAR          YEAR         JULY 2,
                         ENDED       2001 TO        ENDED          ENDED          ENDED        2001 TO
                        DEC. 31,     DEC. 31,      DEC. 31,       DEC. 31,      DEC. 31,       DEC. 31,
                          2002         2001          2002           2001          2002           2001
                       ----------   ----------   ------------   ------------   -----------   ------------
INCREASE (DECREASE)
 IN NET ASSETS
 From operations:
  Net investment
   income (loss).....  $  (29,747)  $   (2,547)  $   (253,822)  $  2,272,310   $   (71,765)  $     (4,793)
  Net (losses)
   realized gains
   from security
   transactions......    (140,171)         502    (19,058,416)      (945,242)     (470,581)            --
  Change in
   unrealized
   appreciation
   (depreciation) of
   investments.......    (501,754)     (46,011)     7,925,526    (20,173,366)     (850,580)        30,842
                       ----------   ----------   ------------   ------------   -----------   ------------
  Net increase
   (decrease) in net
   assets resulting
   from operations...    (671,672)     (48,056)   (11,386,712)   (18,846,298)   (1,392,926)        26,049
                       ----------   ----------   ------------   ------------   -----------   ------------
 From capital
  transactions:
  Net premiums.......   2,094,569      816,178      1,929,106      8,926,770     7,350,597      1,472,100
  Redemptions........     (44,140)      (4,241)    (4,756,232)    (4,432,954)     (230,802)        (1,483)
                       ----------   ----------   ------------   ------------   -----------   ------------
  Total net
   (redemptions)
   premiums..........   2,050,429      811,937     (2,827,126)     4,493,816     7,119,795      1,470,617
  Net portfolio
   transfers.........      12,225           --         65,444     (6,619,884)      174,784             --
  Other net
   transfers.........     608,922      271,200     (6,386,963)    87,524,237     6,007,778    (86,527,619)
                       ----------   ----------   ------------   ------------   -----------   ------------
  Net (decrease)
   increase in net
   assets resulting
   from capital
   transactions......   2,671,576    1,083,137     (9,148,645)    85,398,169    13,302,357    (85,057,002)
                       ----------   ----------   ------------   ------------   -----------   ------------
NET CHANGE IN NET
 ASSETS..............   1,999,904    1,035,081    (20,535,357)    66,551,871    11,909,431    (85,030,953)
NET
 ASSETS -- BEGINNING
 OF PERIOD...........   1,035,081           --     66,551,871             --     2,124,311     87,155,264
                       ----------   ----------   ------------   ------------   -----------   ------------
NET ASSETS -- END OF
 PERIOD..............  $3,034,985   $1,035,081   $ 46,016,514   $ 66,551,871   $14,033,742   $  2,124,311
                       ==========   ==========   ============   ============   ===========   ============

                       See Notes to Financial Statements

                                                         METROPOLITAN FUND
     -------------------------------------------------------------------------------------------------------------------------

     STATE STREET RESEARCH AURORA    STATE STREET RESEARCH AURORA                                      RUSSELL 2000 INDEX
           CLASS A PORTFOLIO               CLASS E PORTFOLIO           JANUS MID CAP PORTFOLIO          CLASS B PORTFOLIO
     -----------------------------   -----------------------------   ---------------------------   ---------------------------
                       FOR THE                         FOR THE                        FOR THE                       FOR THE
       FOR THE          PERIOD         FOR THE         PERIOD          FOR THE        PERIOD         FOR THE        PERIOD
         YEAR          JAN. 22,         YEAR           JULY 2,          YEAR         JAN. 22,         YEAR         JAN. 22,
        ENDED          2001 TO          ENDED          2001 TO          ENDED         2001 TO         ENDED         2001 TO
       DEC. 31,        DEC. 31,       DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
         2002            2001           2002            2001            2002           2001           2002           2001
     ------------   --------------   -----------   ---------------   -----------   -------------   -----------   -------------
     $  (287,005)    $  (126,689)    $  (276,041)    $  (15,189)     $  (132,892)   $   (64,374)   $   (81,031)   $  (27,240)
        (474,769)        (16,357)       (123,467)           (26)      (2,210,275)       (16,217)      (306,220)       (4,807)
      (8,968,116)      1,112,436      (6,905,962)       519,171       (1,079,372)    (1,990,810)    (1,889,237)      208,122
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
      (9,729,890)        969,390      (7,305,470)       503,956       (3,422,539)    (2,071,401)    (2,276,488)      176,075
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
       2,928,756       7,964,907      21,774,175      4,474,458        2,500,593      6,619,403      3,411,571     2,702,657
      (2,739,649)       (702,431)       (906,208)       (13,344)      (1,269,476)      (236,933)      (619,764)     (187,091)
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
         189,107       7,262,476      20,867,967      4,461,114        1,231,117      6,382,470      2,791,807     2,515,566
         263,272      17,559,749         743,877             --          155,190      3,860,153        199,942     1,831,276
      10,277,044       3,060,166      16,746,546      1,669,863          (54,411)     1,725,062      4,653,154     1,514,394
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
      10,729,423      27,882,391      38,358,390      6,130,977        1,331,896     11,967,685      7,644,903     5,861,236
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
         999,533      28,851,781      31,052,920      6,634,933       (2,090,643)     9,896,284      5,368,415     6,037,311
      28,851,781              --       6,634,933             --        9,896,284             --      6,037,311            --
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
     $29,851,314     $28,851,781     $37,687,853     $6,634,933      $ 7,805,641    $ 9,896,284    $11,405,726    $6,037,311
     ===========     ===========     ===========     ==========      ===========    ===========    ===========    ==========

                       METROPOLITAN FUND
     ------------------------------------------------------
                                   FRANKLIN TEMPLETON SMALL
         METLIFE STOCK INDEX          CAP GROWTH CLASS B
          CLASS B PORTFOLIO               PORTFOLIO
     ---------------------------   ------------------------
                      FOR THE                     FOR THE
       FOR THE        PERIOD         FOR THE       PERIOD
        YEAR         JAN. 22,         YEAR         MAY 1,
        ENDED         2001 TO         ENDED       2001 TO
      DEC. 31,       DEC. 31,       DEC. 31,      DEC. 31,
        2002           2001           2002          2001
     -----------   -------------   -----------   ----------
     $     4,114    $   (19,124)   $   (96,383)  $  (13,833)
      (1,012,793)        (4,563)      (384,505)         (24)
      (5,309,773)      (412,123)    (1,813,635)     119,547
     -----------    -----------    -----------   ----------
      (6,318,452)      (435,810)    (2,294,523)     105,690
     -----------    -----------    -----------   ----------
      12,631,071      6,791,560      4,121,450    1,698,902
      (1,798,360)      (423,592)      (339,533)     (58,248)
     -----------    -----------    -----------   ----------
      10,832,711      6,367,968      3,781,917    1,640,654
         428,489      5,537,510        298,896    1,657,592
      10,770,029      2,584,969      2,866,801      557,536
     -----------    -----------    -----------   ----------
      22,031,229     14,490,447      6,947,614    3,855,782
     -----------    -----------    -----------   ----------
      15,712,777     14,054,637      4,653,091    3,961,472
      14,054,637             --      3,961,472           --
     -----------    -----------    -----------   ----------
     $29,767,414    $14,054,637    $ 8,614,563   $3,961,472
     ===========    ===========    ===========   ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                     METROPOLITAN FUND
                                              ----------------------------------------------------------------
                                                                              HARRIS           STATE STREET
                                                  NEUBERGER BERMAN         OAKMARK LARGE      RESEARCH LARGE
                                                  PARTNERS MID CAP           CAP VALUE           CAP VALUE
                                              VALUE CLASS B PORTFOLIO    CLASS E PORTFOLIO   CLASS E PORTFOLIO
                                              ------------------------   -----------------   -----------------
                                                             FOR THE
                                               FOR THE       PERIOD
                                                 YEAR        MAY 1,       FOR THE PERIOD      FOR THE PERIOD
                                                ENDED         2001          MAY 1, 2002         MAY 1, 2002
                                               DEC. 31,    TO DEC. 31,      TO DEC. 31,         TO DEC. 31,
                                                 2002         2001             2002                2002
                                              ----------   -----------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)...............  $ (61,129)   $   (8,640)       $   (4,782)         $      611
 Net (losses) realized gains from security
  transactions..............................   (119,676)         (587)          (89,908)            (18,706)
 Change in unrealized appreciation
  (depreciation) of investments.............   (504,610)       41,230           (99,476)            (31,118)
                                              ----------   ----------        ----------          ----------
  Net increase (decrease) in net assets
   resulting from operations................   (685,415)       32,003          (194,166)            (49,213)
                                              ----------   ----------        ----------          ----------
From capital transactions:
 Net premiums...............................  2,598,101     1,285,761         3,165,721           1,103,847
 Redemptions................................   (818,494)       (6,337)          (56,318)            (12,562)
                                              ----------   ----------        ----------          ----------
 Total net (redemptions) premiums...........  1,779,607     1,279,424         3,109,403           1,091,285
 Net portfolio transfers....................    (20,135)      403,290           244,571               3,678
 Other net transfers........................  5,303,398       326,797         3,781,683             665,911
                                              ----------   ----------        ----------          ----------
  Net (decrease) increase in net assets
   resulting from capital transactions......  7,062,870     2,009,511         7,135,657           1,760,874
                                              ----------   ----------        ----------          ----------
NET CHANGE IN NET ASSETS....................  6,377,455     2,041,514         6,941,491           1,711,661
NET ASSETS -- BEGINNING OF PERIOD...........  2,041,514            --                --                  --
                                              ----------   ----------        ----------          ----------
NET ASSETS -- END OF PERIOD.................  $8,418,969   $2,041,514        $6,941,491          $1,711,661
                                              ==========   ==========        ==========          ==========

                                                                              METROPOLITAN FUND
                                              ---------------------------------------------------------------------------------

                                                   LEHMAN BROTHERS
                                                AGGREGATE BOND INDEX         MORGAN STANLEY EAFE        METLIFE MID CAP STOCK
                                                  CLASS B PORTFOLIO        INDEX CLASS B PORTFOLIO     INDEX CLASS B PORTFOLIO
                                              -------------------------   -------------------------   -------------------------
                                                              FOR THE                     FOR THE                     FOR THE
                                                FOR THE       PERIOD        FOR THE       PERIOD        FOR THE       PERIOD
                                                 YEAR        JAN. 22,        YEAR        JAN. 22,        YEAR        JAN. 22,
                                                 ENDED         2001          ENDED         2001          ENDED         2001
                                               DEC. 31,     TO DEC. 31,    DEC. 31,     TO DEC. 31,    DEC. 31,     TO DEC. 31,
                                                 2002          2001          2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)...............  $   207,340   $   (21,487)  $  (62,508)   $  (14,972)   $   (93,573)  $  (17,411)
 Net (losses) realized gains from security
  transactions..............................      155,377         1,320     (493,431)       (4,506)      (319,323)      (2,078)
 Change in unrealized appreciation
  (depreciation) of investments.............    1,684,877       229,132     (535,795)     (249,549)    (1,387,396)     146,363
                                              -----------   -----------   -----------   ----------    -----------   ----------
  Net increase (decrease) in net assets
   resulting from operations................    2,047,594       208,965   (1,091,734)     (269,027)    (1,800,292)     126,874
                                              -----------   -----------   -----------   ----------    -----------   ----------
From capital transactions:
 Net premiums...............................    7,474,855     6,540,141    2,446,481     1,532,001      3,846,379    1,896,915
 Redemptions................................   (2,011,627)     (318,714)    (240,895)      (32,292)      (397,075)    (112,251)
                                              -----------   -----------   -----------   ----------    -----------   ----------
 Total net (redemptions) premiums...........    5,463,228     6,221,427    2,205,586     1,499,709      3,449,304    1,784,664
 Net portfolio transfers....................     (308,028)    4,904,158      136,715     1,204,284        215,522    1,353,944
 Other net transfers........................   17,732,936     2,621,449    3,833,640     1,112,246      4,479,437    1,060,429
                                              -----------   -----------   -----------   ----------    -----------   ----------
  Net (decrease) increase in net assets
   resulting from capital transactions......   22,888,136    13,747,034    6,175,941     3,816,239      8,144,263    4,199,037
                                              -----------   -----------   -----------   ----------    -----------   ----------
NET CHANGE IN NET ASSETS....................   24,935,730    13,955,999    5,084,207     3,547,212      6,343,971    4,325,911
NET ASSETS -- BEGINNING OF PERIOD...........   13,955,999            --    3,547,212            --      4,325,911           --
                                              -----------   -----------   -----------   ----------    -----------   ----------
NET ASSETS -- END OF PERIOD.................  $38,891,729   $13,955,999   $8,631,419    $3,547,212    $10,669,882   $4,325,911
                                              ===========   ===========   ===========   ==========    ===========   ==========

                                                  METROPOLITAN FUND
                                              -------------------------

                                                JANUS GROWTH CLASS B
                                                      PORTFOLIO
                                              -------------------------
                                                              FOR THE
                                                FOR THE       PERIOD
                                                 YEAR         MAY 1,
                                                 ENDED         2001
                                               DEC. 31,     TO DEC. 31,
                                                 2002          2001
                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)...............  $  (59,709)   $   (9,079)
 Net (losses) realized gains from security
  transactions..............................    (348,469)         (885)
 Change in unrealized appreciation
  (depreciation) of investments.............  (1,078,337)      (58,367)
                                              -----------   ----------
  Net increase (decrease) in net assets
   resulting from operations................  (1,486,515)      (68,331)
                                              -----------   ----------
From capital transactions:
 Net premiums...............................   2,520,562     1,636,614
 Redemptions................................    (209,072)      (11,605)
                                              -----------   ----------
 Total net (redemptions) premiums...........   2,311,490     1,625,009
 Net portfolio transfers....................     166,912       783,260
 Other net transfers........................   1,429,729       464,163
                                              -----------   ----------
  Net (decrease) increase in net assets
   resulting from capital transactions......   3,908,131     2,872,432
                                              -----------   ----------
NET CHANGE IN NET ASSETS....................   2,421,616     2,804,101
NET ASSETS -- BEGINNING OF PERIOD...........   2,804,101            --
                                              -----------   ----------
NET ASSETS -- END OF PERIOD.................  $5,225,717    $2,804,101
                                              ===========   ==========

                       See Notes to Financial Statements

       METROPOLITAN FUND                                      MET INVESTORS FUND
    ------------------------   --------------------------------------------------------------------------------

     STATE STREET RESEARCH          MFS RESEARCH
    INVESTMENT TRUST CLASS B    INTERNATIONAL CLASS B       MFS MID CAP GROWTH      PIMCO TOTAL RETURN CLASS B
           PORTFOLIO                  PORTFOLIO             CLASS B PORTFOLIO                PORTFOLIO
    ------------------------   -----------------------   ------------------------   ---------------------------
                   FOR THE                   FOR THE                    FOR THE                      FOR THE
                    PERIOD                    PERIOD                     PERIOD                       PERIOD
      FOR THE       MAY 1,      FOR THE       MAY 1,       FOR THE       MAY 1,       FOR THE         MAY 1,
    YEAR ENDED     2001 TO     YEAR ENDED    2001 TO     YEAR ENDED     2001 TO      YEAR ENDED      2001 TO
     DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,
       2002          2001         2002         2001         2002          2001          2002           2001
    -----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
    $  (49,271)   $   (7,215)  $ (56,130)   $   (4,793)  $  (27,932)   $  (10,832)  $  (727,208)   $    78,526
      (232,471)      (13,933)    (87,094)       (2,145)    (562,022)        3,143       188,159            123
    (1,200,210)       41,395    (512,812)      (13,662)  (1,869,396)       95,759     4,746,004       (180,844)
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
    (1,481,952)       20,247    (656,036)      (20,600)  (2,459,350)       88,070     4,206,955       (102,195)
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     2,863,603     1,691,016   3,292,231       793,747    2,136,309     1,351,319    29,991,434      8,115,356
      (472,228)      (18,351)   (219,134)       (5,542)    (236,482)      (17,877)   (2,844,080)      (103,077)
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     2,391,375     1,672,665   3,073,097       788,205    1,899,827     1,333,442    27,147,354      8,012,279
       218,294       390,111     132,456       478,070      183,079     1,135,318    (1,997,821)     4,578,356
     2,518,374       557,449   3,140,106       413,079    3,286,506       512,435    51,437,501      3,848,310
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     5,128,043     2,620,225   6,345,659     1,679,354    5,369,412     2,981,195    76,587,034     16,438,945
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     3,646,091     2,640,472   5,689,623     1,658,754    2,910,062     3,069,265    80,793,989     16,336,750
     2,640,472            --   1,658,754            --    3,069,265            --    16,336,750             --
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
    $6,286,563    $2,640,472   $7,348,377   $1,658,754   $5,979,327    $3,069,265   $97,130,739    $16,336,750
    ===========   ==========   ==========   ==========   ===========   ==========   ===========    ===========

                              MET INVESTORS FUND
     --------------------------------------------------------------------
                                                            MET/AIM MID
                                    LORD ABBETT BOND          CAP CORE
     PIMCO INNOVATION CLASS B      DEBENTURE CLASS B       EQUITY CLASS B
            PORTFOLIO                  PORTFOLIO             PORTFOLIO
     ------------------------   ------------------------   --------------
                    FOR THE                    FOR THE        FOR THE
                     PERIOD                     PERIOD         PERIOD
       FOR THE       MAY 1,       FOR THE       MAY 1,         MAY 1,
     YEAR ENDED     2001 TO     YEAR ENDED     2001 TO        2002 TO
      DEC. 31,      DEC. 31,     DEC. 31,      DEC. 31,       DEC. 31,
        2002          2001         2002          2001           2002
     -----------   ----------   -----------   ----------   --------------
     $  (39,428)   $  (10,550)  $   410,960   $   22,111     $  (17,351)
     (1,376,525)       (2,455)     (108,646)          95        (14,987)
       (643,985)     (255,664)     (270,273)       1,744        (34,595)
     -----------   ----------   -----------   ----------     ----------
     (2,059,938)     (268,669)       32,041       23,950        (66,933)
     -----------   ----------   -----------   ----------     ----------
      1,546,416     1,733,998     4,467,642    1,506,893        945,870
       (684,009)       (7,281)     (393,703)     (23,582)        (9,175)
     -----------   ----------   -----------   ----------     ----------
        862,407     1,726,717     4,073,939    1,483,311        936,695
        300,060       248,324       (71,883)     629,658         21,476
      1,287,870       707,226     7,429,341    1,099,231      1,085,253
     -----------   ----------   -----------   ----------     ----------
      2,450,337     2,682,267    11,431,397    3,212,200      2,043,424
     -----------   ----------   -----------   ----------     ----------
        390,399     2,413,598    11,463,438    3,236,150      1,976,491
      2,413,598            --     3,236,150           --             --
     -----------   ----------   -----------   ----------     ----------
     $2,803,997    $2,413,598   $14,699,588   $3,236,150     $1,976,491
     ===========   ==========   ===========   ==========     ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                MET INVESTORS FUND                      AMERICAN FUND
                                     ----------------------------------------   -----------------------------
                                         MET/AIM        STATE STREET RESEARCH
                                     SMALL CAP GROWTH       CONCENTRATED
                                         CLASS B            INTERNATIONAL           AMERICAN FUNDS GROWTH
                                        PORTFOLIO         CLASS E PORTFOLIO           CLASS B PORTFOLIO
                                     ----------------   ---------------------   -----------------------------
                                      FOR THE PERIOD       FOR THE PERIOD       FOR THE YEAR   FOR THE PERIOD
                                       MAY 1, 2002           MAY 1, 2002           ENDED        MAY 1, 2001
                                       TO DEC. 31,           TO DEC. 31,          DEC. 31,      TO DEC. 31,
                                           2002                 2002                2002            2001
                                     ----------------   ---------------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income (loss).......     $   (8,344)           $ (1,531)         $   (766,084)   $   567,230
Net (losses) realized gains from
 security transactions.............        (23,726)            (13,705)           (2,113,222)       (10,238)
Change in unrealized appreciation
 (depreciation) of investments.....       (104,475)             (1,565)          (10,249,528)      (336,371)
                                        ----------            --------          ------------    -----------
Net increase (decrease) in net
 assets resulting from
 operations........................       (136,545)            (16,801)          (13,128,834)       220,621
                                        ----------            --------          ------------    -----------
From capital transactions:
Net premiums.......................        982,891             466,473            31,210,218     10,917,445
Redemptions........................        (38,675)             (2,721)           (2,167,859)      (247,615)
                                        ----------            --------          ------------    -----------
Total net (redemptions) premiums...        944,216             463,752            29,042,359     10,669,830
Net portfolio transfers............          4,556              16,819             1,653,498      8,434,000
Other net transfers................      1,095,841             267,786            31,110,728      4,029,098
                                        ----------            --------          ------------    -----------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................      2,044,613             748,357            61,806,585     23,132,928
                                        ----------            --------          ------------    -----------
NET CHANGE IN NET ASSETS...........      1,908,068             731,556            48,677,751     23,353,549
NET ASSETS -- BEGINNING OF
 PERIOD............................             --                  --            23,353,549             --
                                        ----------            --------          ------------    -----------
NET ASSETS -- END OF PERIOD........     $1,908,068            $731,556          $ 72,031,300    $23,353,549
                                        ==========            ========          ============    ===========

                                                             AMERICAN FUND
                                     -------------------------------------------------------------

                                        AMERICAN FUNDS GROWTH-           AMERICAN FUNDS GLOBAL
                                            INCOME CLASS B                 SMALL CAP CLASS B
                                               PORTFOLIO                       PORTFOLIO
                                     -----------------------------   -----------------------------
                                     FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                        ENDED        MAY 1, 2001        ENDED        MAY 1, 2001
                                       DEC. 31,      TO DEC. 31,       DEC. 31,      TO DEC. 31,
                                         2002            2001            2002            2001
                                     ------------   --------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income (loss).......  $   (104,294)   $   203,296     $   (75,490)     $    2,457
Net (losses) realized gains from
 security transactions.............    (1,218,017)         2,631         (62,855)         (3,195)
Change in unrealized appreciation
 (depreciation) of investments.....    (9,467,301)       187,705      (2,008,930)        284,057
                                     ------------    -----------     -----------      ----------
Net increase (decrease) in net
 assets resulting from
 operations........................   (10,789,612)       393,632      (2,147,275)        283,319
                                     ------------    -----------     -----------      ----------
From capital transactions:
Net premiums.......................    26,843,556      9,964,324       5,560,204       1,370,184
Redemptions........................    (3,240,594)      (485,551)       (288,711)         (9,749)
                                     ------------    -----------     -----------      ----------
Total net (redemptions) premiums...    23,602,962      9,478,773       5,271,493       1,360,435
Net portfolio transfers............       771,004     10,553,976          89,926       1,068,847
Other net transfers................    32,266,332      3,928,616       5,390,926         724,824
                                     ------------    -----------     -----------      ----------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................    56,640,298     23,961,365      10,752,345       3,154,106
                                     ------------    -----------     -----------      ----------
NET CHANGE IN NET ASSETS...........    45,850,686     24,354,997       8,605,070       3,437,425
NET ASSETS -- BEGINNING OF
 PERIOD............................    24,354,997             --       3,437,425              --
                                     ------------    -----------     -----------      ----------
NET ASSETS -- END OF PERIOD........  $ 70,205,683    $24,354,997     $12,042,495      $3,437,425
                                     ============    ===========     ===========      ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002

1. BUSINESS. New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on July 1, 1994 to support NELICO'S operations with respect to certain variable annuity contracts ("Contracts") in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. NELICO is an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account presently consists of thirty-nine sub-accounts that support three variable annuity contracts: American Growth Series ("AGS-I"), American Growth Series ("AGS"), and American Forerunner Series ("AFS").

The Separate Account is divided into sub-accounts invested in shares of the corresponding portfolios of the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the Met Investors Series Trust (the "Met Investors Fund"), and the American Funds Insurance Series (the "American Fund"), collectively, (the "Funds"). For convenience, the portfolios, series or funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NELICO may conduct.

ZENITH FUND:
  State Street Research Bond Income Portfolio
  State Street Research Money Market Portfolio
  Harris Oakmark Focused Value Portfolio
  FI Structured Equity Portfolio
  Loomis Sayles Small Cap Portfolio
  Salomon Brothers U.S. Government Portfolio
  Salomon Brothers Strategic Bond Opportunities Portfolio
  Loomis Sayles Balanced Portfolio
  Alger Equity Growth Portfolio
  Davis Venture Value Portfolio
  MFS Investors Trust Portfolio
  MFS Research Managers Portfolio
  FI Mid Cap Opportunities Portfolio (c)

METROPOLITAN FUND:
  Putnam Large Cap Growth Portfolio
  Putnam International Stock Portfolio
  State Street Research Aurora Portfolio (a)
  Janus Mid Cap Portfolio (a)
  Russell 2000 Index Portfolio (a)
  MetLife Stock Index Portfolio (a)
  Franklin Templeton Small Cap Growth Portfolio (b)
  Neuberger Berman Partners Mid Cap Value Portfolio (b)

METROPOLITAN FUND (CONTINUED):
  Harris Oakmark Large Cap Value Portfolio (c)
  State Street Research Large Cap Value Portfolio (c)
  Lehman Brothers Aggregate Bond Index Portfolio (a)
  Morgan Stanley EAFE Index Portfolio (a)
  MetLife Mid Cap Stock Index Portfolio (a)
  Janus Growth Portfolio (b)
  State Street Research Investment Trust Portfolio (b)

MET INVESTORS FUND:
  MFS Research International Portfolio (b)
  MFS Mid Cap Growth Portfolio (b)
  PIMCO Total Return Portfolio (b)
  PIMCO Innovation Portfolio (b)
  Lord Abbett Bond Debenture Portfolio (b)
  Met/AIM Mid Cap Core Equity Portfolio (c)
  Met/AIM Small Cap Growth Portfolio (c)
  State Street Research Concentrated International Portfolio (c)

AMERICAN FUND:
  American Funds Growth Portfolio (b)
  American Funds Growth-Income Portfolio (b)
  American Funds Global Small Cap Portfolio (b)

(a) On January 22, 2001, operations commenced for seven new sub-accounts added to the Separate Account on that date: State Street Research Aurora Portfolio, Janus Mid Cap Portfolio, Russell 2000 Index Portfolio, MetLife Stock Index Portfolio, Lehman Brothers Aggregate Bond Index Portfolio, Morgan Stanley EAFE Index Portfolio and MetLife Mid Cap Stock Index Portfolio.

(b) On May 1, 2001, operations commenced for twelve new sub-accounts added to the Separate Account on that date: Franklin Templeton Small Cap Growth Portfolio, Neuberger Berman Partners Mid Cap Value Portfolio, Janus Growth Portfolio, State Street Research Investment Trust Portfolio, MFS Research International Portfolio, MFS Mid Cap Growth Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, Lord Abbett Bond Debenture Portfolio, American Funds Growth Portfolio, American Funds Growth-Income Portfolio and American Funds Global Small Cap Portfolio.

(c) On May 1, 2002, operations commenced for the six new sub-accounts added to the Separate Account on that date: FI Mid Cap Opportunities Portfolio, Harris Oakmark Large Cap Value Portfolio, State Street Research Large Cap Value Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES. The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

A. VALUATION OF INVESTMENTS. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

B. SECURITY TRANSACTIONS. Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

C. FEDERAL INCOME TAXES. The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

D. ANNUITY RESERVES. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

E. USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

F. PURCHASE PAYMENTS. Purchase payments received by NELICO are credited as accumulation units as of the end of the valuation period in which received as provided in the prospectus.

G. RECLASSIFICATION. Certain reclassifications have been made to the financial statements for the prior periods to conform to current year presentation.

H. PORTFOLIO AND OTHER TRANSFERS. Transfers among the sub-accounts are presented under the caption net portfolio transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES. Although variable annuity payments differ according to the investment performance of the Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the Contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced proportionately by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Certain of the Contracts offer optional death benefits that provide enhanced guaranteed death benefit amounts. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

NELICO charges the Separate Account for the mortality and expense risk NELICO assumes under the AGS-I and AGS variable annuity contracts. Currently, the charges are made daily at an annual rate of 1.30% to 1.55% of the Separate Account assets attributable to the AGS individual variable annuity contracts and 1.25% to 1.50% of the Separate Account assets attributable to the AGS-I individual variable annuity contracts, depending on the sub-accounts selected. NELICO charges the Separate Account an Asset-Based Insurance Charge for the AFS variable annuity contracts. The charges are made daily at an annual rate of 1.15% to 2.10% (1.15% to 2.20% for contracts offered as of and after May 1, 2003) of the Separate Account assets attributable to the AFS individual variable annuity contracts, depending on the class of contract, sub-account selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of 0.10% of the Separate Account assets attributable to AGS-I and AGS as well as an annual administration contract charge of $30 per contract against the contract value in the Separate Account for the AGS-I, AGS (though not to exceed 2% of the total AGS-I or AGS contract value) and AFS Contracts. The $30 administration charge is waived on AGS-I and AGS contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. The $30 administration charge is waived on AFS contracts if the contract value is at least $50,000. A premium tax charge applies to the Contracts in certain states.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS. The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                                              PURCHASES     SALES
                                                              ---------    --------
                                                                 (IN THOUSANDS)
ZENITH FUND:
  State Street Research Bond Income Portfolio...............  $ 56,225     $ 18,967
  State Street Research Money Market Portfolio..............   121,916       86,798
  Harris Oakmark Focused Value Portfolio....................    69,679       17,903
  FI Structured Equity Portfolio............................     5,486       32,395
  Loomis Sayles Small Cap Portfolio.........................    10,616       27,486
  Salomon Brothers U.S. Government Portfolio................    55,088        7,295
  Salomon Brothers Strategic Bond Opportunities Portfolio...    23,224       11,542
  Loomis Sayles Balanced Portfolio..........................    12,756       18,525
  Alger Equity Growth Portfolio.............................    16,883       55,514
  Davis Venture Value Portfolio.............................    47,272       50,630
  MFS Investors Trust Portfolio.............................     3,731        3,094
  MFS Research Managers Portfolio...........................     2,353        5,997
  FI Mid Cap Opportunities Portfolio........................       956          147
METROPOLITAN FUND:
  Putnam Large Cap Growth Portfolio.........................     4,458        3,568
  Putnam International Stock Portfolio......................    43,928       40,156
  State Street Research Aurora Portfolio....................    55,206        6,658
  Janus Mid Cap Portfolio...................................     4,711        3,522
  Russell 2000 Index Portfolio..............................     9,447        1,883
  MetLife Stock Index Portfolio.............................    25,318        3,105
  Franklin Templeton Small Cap Growth Portfolio.............     8,190        1,350
  Neuberger Berman Partners Mid Cap Value Portfolio.........     8,440        1,436
  Harris Oakmark Large Cap Value Portfolio..................     7,763          629
  State Street Research Large Cap Value Portfolio...........     1,832           70
  Lehman Brothers Aggregate Bond Index Portfolio............    26,191        3,079
  Morgan Stanley EAFE Index Portfolio.......................     8,572        2,459
  MetLife Mid Cap Stock Index Portfolio.....................    10,461        2,381
  Janus Growth Portfolio....................................     4,644          796
  State Street Research Investment Trust Portfolio..........     6,047          962
MET INVESTORS FUND:
  MFS Research International Portfolio......................     7,027          702
  MFS Mid Cap Growth Portfolio..............................     6,253          924
  PIMCO Total Return Portfolio..............................    79,587        2,999
  PIMCO Innovation Portfolio................................     3,849        1,438
  Lord Abbett Bond Debenture Portfolio......................    12,813          783
  Met/AIM Mid Cap Core Equity Portfolio.....................     2,255          227
  Met/AIM Small Cap Growth Portfolio........................     2,152          115
  State Street Research Concentrated International
    Portfolio...............................................       847           99
AMERICAN FUND:
  American Funds Growth Portfolio...........................    65,050        3,993
  American Funds Growth-Income Portfolio....................    60,597        4,076
  American Funds Global Small Cap Portfolio.................    11,843        1,218
                                                              --------     --------
    Total...................................................  $903,666     $424,921
                                                              ========     ========

                      (This page intentionally left blank)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS. The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

                                                                             ZENITH FUND
                                    ---------------------------------------------------------------------------------------------
                                    STATE STREET      STATE STREET
                                      RESEARCH          RESEARCH        HARRIS OAKMARK                             LOOMIS SAYLES
                                    BOND INCOME       MONEY MARKET      FOCUSED VALUE        FI STRUCTURED           SMALL CAP
                                     PORTFOLIO         PORTFOLIO          PORTFOLIO         EQUITY PORTFOLIO         PORTFOLIO
                                    ------------      ------------      --------------      ----------------      ---------------
(IN THOUSANDS)
Outstanding at December 31,
 2001.........................         33,599            53,150             48,535               61,754                59,538
Activity 2002:
 Issued.......................         16,247            78,734             34,965                4,582                 8,327
 Redeemed.....................         (8,256)          (62,143)           (14,392)             (17,342)              (16,270)
                                      -------           -------            -------              -------               -------
Outstanding at December 31,
 2002.........................         41,590            69,741             69,108               48,994                51,595
                                      =======           =======            =======              =======               =======
(IN THOUSANDS)
Outstanding at December 31,
 2000.........................         26,739            34,753             27,369               70,346                66,265
Activity 2001:
 Issued.......................         14,330            64,138             30,565                8,763                11,588
 Redeemed.....................         (7,470)          (45,741)            (9,399)             (17,355)              (18,315)
                                      -------           -------            -------              -------               -------
Outstanding at December 31,
 2001.........................         33,599            53,150             48,535               61,754                59,538
                                      =======           =======            =======              =======               =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                        ZENITH FUND
    --------------------------------------------------------------------------------------------------------------------
                       SALOMON BROTHERS
    SALOMON BROTHERS    STRATEGIC BOND    LOOMIS SAYLES       ALGER                         MFS INVESTORS   MFS RESEARCH
    U.S. GOVERNMENT     OPPORTUNITIES       BALANCED      EQUITY GROWTH    DAVIS VENTURE        TRUST         MANAGERS
       PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO     PORTFOLIO      PORTFOLIO
    ----------------   ----------------   -------------   -------------   ---------------   -------------   ------------
         43,266             44,975            60,793         109,828          121,855           18,771         31,555
         42,389             14,923            12,289          14,578           27,213            6,521          4,736
        (12,746)           (10,345)          (17,461)        (31,396)         (28,567)          (5,486)        (9,479)
        -------            -------           -------         -------          -------          -------        -------
         72,909             49,553            55,621          93,010          120,501           19,806         26,812
        =======            =======           =======         =======          =======          =======        =======
         28,212             42,019            61,207         118,611          118,785           14,955         36,163
         24,819             12,547            15,759          23,276           30,204           26,842         12,143
         (9,765)            (9,591)          (16,173)        (32,059)         (27,134)         (23,026)       (16,751)
        -------            -------           -------         -------          -------          -------        -------
         43,266             44,975            60,793         109,828          121,855           18,771         31,555
        =======            =======           =======         =======          =======          =======        =======

      ZENITH FUND
     -------------

      FI MID CAP
     OPPORTUNITIES
       PORTFOLIO
     -------------
             --
          1,268
           (281)
        -------
            987
        =======
             --
             --
             --
        -------
             --
        =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        METROPOLITAN FUND
                                -------------------------------------------------------------------------------------------------
                                  PUTNAM
                                 LARGE CAP           PUTNAM             STATE STREET             JANUS                RUSSELL
                                  GROWTH          INTERNATIONAL           RESEARCH              MID CAP                2000
                                 PORTFOLIO       STOCK PORTFOLIO      AURORA PORTFOLIO         PORTFOLIO          INDEX PORTFOLIO
                                -----------      ---------------      ----------------      ----------------      ---------------
(IN THOUSANDS)
Outstanding at December
 31, 2001.................         28,544             58,910                25,355                6,391                 5,136
Activity 2002:
 Issued...................         14,434             50,660                50,130                5,124                10,069
 Redeemed.................        (12,156)           (46,089)              (13,215)              (4,302)               (2,920)
                                  -------            -------               -------              -------               -------
Outstanding at December
 31, 2002.................         30,822             63,481                62,270                7,213                12,285
                                  =======            =======               =======              =======               =======
(IN THOUSANDS)
Outstanding at December
 31, 2000.................         15,758             58,501                    --                   --                    --
Activity 2001:
 Issued...................         78,373             54,104                30,519                8,521                 6,277
 Redeemed.................        (65,587)           (53,695)               (5,164)              (2,130)               (1,141)
                                  -------            -------               -------              -------               -------
Outstanding at December
 31, 2001.................         28,544             58,910                25,355                6,391                 5,136
                                  =======            =======               =======              =======               =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              METROPOLITAN FUND
    -----------------------------------------------------------------------------------------------------
                                            NEUBERGER        HARRIS                            LEHMAN
                           FRANKLIN          BERMAN          OAKMARK       STATE STREET       BROTHERS
                       TEMPLETON SMALL    PARTNERS MID      LARGE CAP        RESEARCH         AGGREGATE
     METLIFE STOCK        CAP GROWTH        CAP VALUE         VALUE          LARGE CAP       BOND INDEX
    INDEX PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO     PORTFOLIO
    ----------------   ----------------   -------------   -------------   ---------------   -------------
          4,014              4,504             1,361              --               --           12,364
          9,296             12,906             6,975           8,278            2,465           24,890
         (2,207)            (3,611)           (2,027)         (1,132)            (304)          (5,495)
        -------            -------           -------         -------          -------          -------
         11,103             13,799             6,309           7,146            2,161           31,759
        =======            =======           =======         =======          =======          =======
             --                 --                --              --               --               --
          4,799              4,995             1,560              --               --           15,556
           (785)              (491)             (199)             --               --           (3,192)
        -------            -------           -------         -------          -------          -------
          4,014              4,504             1,361              --               --           12,364
        =======            =======           =======         =======          =======          =======

          METROPOLITAN FUND
     ----------------------------

        MORGAN       METLIFE MID
     STANLEY EAFE     CAP STOCK
        INDEX           INDEX
      PORTFOLIO       PORTFOLIO
     ------------   -------------
         4,168           4,234
        12,334          12,151
        (4,173)         (4,014)
       -------         -------
        12,329          12,371
       =======         =======
            --              --
         5,301           8,631
        (1,133)         (4,397)
       -------         -------
         4,168           4,234
       =======         =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                         METROPOLITAN FUND                                 MET INVESTORS FUND
                                  --------------------------------      ---------------------------------------------------------
                                                    STATE STREET
                                     JANUS            RESEARCH           MFS RESEARCH         MFS MID CAP           PIMCO TOTAL
                                    GROWTH           INVESTMENT         INTERNATIONAL            GROWTH               RETURN
                                   PORTFOLIO       TRUST PORTFOLIO        PORTFOLIO            PORTFOLIO             PORTFOLIO
                                  -----------      ---------------      --------------      ----------------      ---------------
(IN THOUSANDS)
Outstanding at December 31,
 2001.......................          3,620                412               1,919                3,695                15,505
Activity 2002:
 Issued.....................          8,375              1,202               9,783               12,150                81,046
 Redeemed...................         (2,107)              (279)             (1,743)              (2,699)              (11,048)
                                    -------            -------             -------              -------               -------
Outstanding at December 31,
 2002.......................          9,888              1,335               9,959               13,146                85,503
                                    =======            =======             =======              =======               =======
(IN THOUSANDS)
Outstanding at December 31,
 2000.......................             --                 --                  --                   --                    --
Activity 2001:
 Issued.....................          3,908                444               2,103                4,099                16,304
 Redeemed...................           (288)               (32)               (184)                (404)                 (799)
                                    -------            -------             -------              -------               -------
Outstanding at December 31,
 2001.......................          3,620                412               1,919                3,695                15,505
                                    =======            =======             =======              =======               =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                     MET INVESTORS FUND                                            AMERICAN FUND
    -------------------------------------------------------------------------------------   ----------------------------
                                                                           STATE STREET                       AMERICAN
                                           MET/AIM MID       MET/AIM         RESEARCH         AMERICAN         FUNDS
         PIMCO         LORD ABBETT BOND     CAP CORE        SMALL CAP      CONCENTRATED         FUNDS         GROWTH-
       INNOVATION         DEBENTURE          EQUITY          GROWTH        INTERNATIONAL       GROWTH          INCOME
       PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
    ----------------   ----------------   -------------   -------------   ---------------   -------------   ------------
          3,963              2,365                --              --               --            2,134          2,993
         11,733             10,131             2,344           2,420              989            7,844          9,367
         (6,228)            (1,566)             (300)           (169)            (161)          (1,190)        (1,693)
        -------            -------           -------         -------          -------          -------        -------
          9,468             10,930             2,044           2,251              828            8,788         10,667
        =======            =======           =======         =======          =======          =======        =======
             --                 --                --              --               --               --             --
          4,897              2,701                --              --               --            2,430          3,387
           (934)              (336)               --              --               --             (296)          (394)
        -------            -------           -------         -------          -------          -------        -------
          3,963              2,365                --              --               --            2,134          2,993
        =======            =======           =======         =======          =======          =======        =======

     AMERICAN FUND
     --------------

     AMERICAN FUNDS
      GLOBAL SMALL
     CAP PORTFOLIO
     --------------
          2,562
         10,538
         (1,854)
        -------
         11,246
        =======
             --
          2,887
           (325)
        -------
          2,562
        =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for each of the two years in the period ended December 31, 2002 or lesser time period if applicable.

                                                                       ZENITH FUND
                                     --------------------------------------------------------------------------------
                                       STATE STREET         STATE STREET            HARRIS
                                       RESEARCH BOND          RESEARCH              OAKMARK
                                          INCOME            MONEY MARKET         FOCUSED VALUE        FI STRUCTURED
                                         PORTFOLIO            PORTFOLIO            PORTFOLIO        EQUITY PORTFOLIO
                                     -----------------    -----------------    -----------------    -----------------
2002
Units (In thousands)...............             41,590               69,741               69,108               48,994
Unit Value(1)......................  $   3.66 to $4.44    $   1.94 to $2.35    $   2.20 to $2.42    $   1.75 to $1.92
Net Assets (In Thousands)..........  $         181,150    $         159,444    $         164,783    $          93,057
Investment Income Ratio to Average
 Net Assets(2).....................               4.54%                1.31%                0.20%                0.92%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................            6% to 7%            -1% to 0%         -11% to -10%         -21% to -20%
2001
Units (In thousands)...............             33,599               53,150               48,535               61,754
Unit Value(1)......................  $    3.46 to 4.15    $   1.96 to $2.35    $   2.47 to $2.69    $   2.22 to $2.41
Net Assets (In Thousands)..........  $         138,063    $         123,089    $         129,180    $         147,774
Investment Income Ratio to Average
 Net Assets(2).....................                8.0%                 3.6%                 0.5%                 0.9%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.86%
Total Return(4)....................            3% to 7%             0% to 3%            4% to 26%          -15% to -9%

                                        ZENITH FUND
                                     ------------------

                                       LOOMIS SAYLES
                                         SMALL CAP
                                         PORTFOLIO
                                     ------------------
2002
Units (In thousands)...............             51,595
Unit Value(1)......................  $   1.63 to $1.77
Net Assets (In Thousands)..........  $          90,703
Investment Income Ratio to Average
 Net Assets(2).....................               0.11%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%
Total Return(4)....................                -23%
2001
Units (In thousands)...............             59,538
Unit Value(1)......................  $   2.13 to $2.29
Net Assets (In Thousands)..........  $         135,409
Investment Income Ratio to Average
 Net Assets(2).....................                7.3%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%
Total Return(4)....................         -10% to -5%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(3) These ratios represent the annualized contract expenses of the Separate Account, consisting of mortality and expense charges and asset-based insurance, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                          ZENITH FUND
-------------------------------------------------------------------------------------------------------------------------------
         SALOMON        SALOMON BROTHERS
        BROTHERS         STRATEGIC BOND                            ALGER EQUITY
     U.S. GOVERNMENT      OPPORTUNITIES       LOOMIS SAYLES           GROWTH             DAVIS VENTURE         MFS INVESTORS
        PORTFOLIO           PORTFOLIO       BALANCED PORTFOLIO       PORTFOLIO          VALUE PORTFOLIO       TRUST PORTFOLIO
    -----------------   -----------------   ------------------   -----------------   ---------------------   ------------------
              72,909              49,553               55,621               93,010               120,501                19,806
    $  1.48 to $1.60    $  1.62 to $1.75    $   1.18 to $1.28    $   1.70 to $1.83     $   2.06 to $2.22     $   0.64 to $0.66
    $        115,249    $         85,879    $          70,508    $         169,121     $         265,311     $          12,979
                4.16%               6.88%                2.44%                0.00%                 0.88%                 0.45%
       1.35% to 1.40%      1.35% to 1.40%       1.15% to 2.45%       1.15% to 2.45%        1.15% to 2.45%        1.15% to 2.45%
             5% to 6%            7% to 8%         -16% to -15%         -35% to -34%          -18% to -17%          -26% to -21%
              43,266              44,975               60,793              109,828               121,855                18,771
    $  1.41 to $1.50    $  1.51 to $1.62    $   1.40 to $1.50    $   2.60 to $2.78     $   2.52 to $2.69     $   0.81 to $0.84
    $         64,481    $         72,204    $          90,522    $         303,228     $         325,852     $          15,612
                 5.7%                6.9%                 4.1%                 6.1%                 10.4%                  0.4%
       1.15% to 1.85%      1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%        1.15% to 1.85%        1.15% to 1.85%
             3% to 5%            2% to 5%           -6% to -2%          -13% to -9%           -12% to -5%           -17% to -7%

                  ZENITH FUND
---  -------------------------------------

       MFS RESEARCH         FI MID CAP
         MANAGERS          OPPORTUNITIES
         PORTFOLIO           PORTFOLIO
     -----------------   -----------------
               26,812                  987
     $  0.64 to $0.66    $            0.81
     $         17,632    $             798
                 0.17%                0.00%
        1.15% to 2.45%       1.35% to 1.40%
          -26% to -25%                 -19%
               31,555                   --
     $  0.86 to $0.88                   --
     $         27,740                   --
                  1.0%                  --
        1.15% to 1.85%                  --
          -22% to -10%                  --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                    METROPOLITAN FUND
                                     --------------------------------------------------------------------------------
                                                                                 STATE STREET
                                       PUTNAM LARGE            PUTNAM              RESEARCH
                                        CAP GROWTH          INTERNATIONAL           AURORA            JANUS MID CAP
                                         PORTFOLIO         STOCK PORTFOLIO         PORTFOLIO            PORTFOLIO
                                     -----------------    -----------------    -----------------    -----------------
2002
Units (In thousands)...............             30,822               63,481               62,270                7,213
Unit Value(1)......................  $   0.34 to $0.35    $   0.86 to $0.96    $   1.06 to $1.09    $   1.04 to $1.10
Net Assets (In Thousands)..........  $          10,651    $          60,050    $          67,539    $           7,806
Investment Income Ratio to Average
 Net Assets(2).....................               0.00%                0.86%                0.49%                0.00%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................                -30%                 -19%         -23% to -22%         -31% to -30%
2001
Units (In thousands)...............             28,544               58,910               25,355                6,391
Unit Value(1)......................  $            0.49    $   1.06 to $1.18    $   1.38 to $1.40    $   1.50 to $1.57
Net Assets (In Thousands)..........  $          14,078    $          68,676    $          35,487    $           9,896
Investment Income Ratio to Average
 Net Assets(2).....................                0.0%                 3.7%                 0.3%                 0.0%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%
Total Return(4)....................        -31% to -14%          -22% to -9%           -2% to 14%         -40% to -17%

                                     METROPOLITAN FUND
                                     ------------------

                                        RUSSELL 2000
                                      INDEX PORTFOLIO
                                     ------------------
2002
Units (In thousands)...............             12,285
Unit Value(1)......................  $   0.90 to $0.94
Net Assets (In Thousands)..........  $          11,406
Investment Income Ratio to Average
 Net Assets(2).....................               0.52%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%
Total Return(4)....................                -22%
2001
Units (In thousands)...............              5,136
Unit Value(1)......................  $   1.16 to $1.19
Net Assets (In Thousands)..........  $           6,037
Investment Income Ratio to Average
 Net Assets(2).....................                0.1%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%
Total Return(4)....................          -3% to -1%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(3) These ratios represent the annualized contract expenses of the Separate Account, consisting of mortality and expense charges and asset-based insurance, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                      METROPOLITAN FUND
------------------------------------------------------------------------------------------------------------------------------
                            FRANKLIN                                 HARRIS
                         TEMPLETON SMALL    NEUBERGER BERMAN         OAKMARK            STATE STREET         LEHMAN BROTHERS
      METLIFE STOCK        CAP GROWTH       PARTNERS MID CAP        LARGE CAP        RESEARCH LARGE CAP       AGGREGATE BOND
     INDEX PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO     VALUE PORTFOLIO       VALUE PORTFOLIO       INDEX PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   ---------------------   ------------------
               11,103             13,799               6,309                7,146                 2,161                31,759
    $   2.45 to $2.77   $  0.62 to $0.63    $  1.30 to $1.35    $   0.94 to $0.98     $            0.79     $   1.19 to $1.24
    $          29,767   $          8,615    $          8,419    $           6,941     $           1,712     $          38,892
                1.54%               0.00%               0.15%                0.55%                 0.80%                 2.12%
       1.15% to 2.45%      1.15% to 2.45%      1.15% to 2.45%       1.35% to 1.40%        1.35% to 1.40%        1.15% to 2.45%
         -24% to -23%        -30% to -29%        -12% to -11%         -18% to -15%          -23% to -21%              8% to 9%
                4,014              4,504               1,361                   --                    --                12,364
    $   3.23 to $3.61   $           0.88    $   1.47 to $1.5                   --                    --     $   1.10 to $1.14
    $          14,055   $          3,961    $          2,042                   --                    --     $          13,956
                 0.7%                0.0%                0.0%                  --                    --                   0.7%
       1.15% to 1.85%      1.15% to 1.85%      1.15% to 1.85%                  --                    --         1.15% to 1.85%
          -15% to -7%         -12% to -8%          -4% to -3%                  --                    --               3% to 5%

               METROPOLITAN FUND
---  -------------------------------------

      MORGAN STANLEY      METLIFE MID CAP
        EAFE INDEX          STOCK INDEX
         PORTFOLIO           PORTFOLIO
     -----------------   -----------------
               12,329               12,371
     $  0.68 to $0.71    $   0.85 to $0.87
     $          8,631    $          10,670
                 0.32%                0.26%
        1.15% to 2.45%       1.15% to 2.45%
                  -18%         -17% to -16%
                4,168                4,234
     $     0.83 $0.86    $   1.02 to $1.03
     $          3,547    $           4,326
                  0.2%                 0.2%
        1.15% to 1.85%       1.15% to 1.85%
          -23% to -10%           -2% to -1%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                               METROPOLITAN FUND               MET INVESTORS FUND
                                     --------------------------------------    -----------------
                                                            STATE STREET
                                                              RESEARCH           MFS RESEARCH
                                       JANUS GROWTH          INVESTMENT          INTERNATIONAL
                                         PORTFOLIO         TRUST PORTFOLIO         PORTFOLIO
                                     -----------------    -----------------    -----------------
2002
Units (In thousands)...............              9,888                1,335                9,959
Unit Value(1)......................  $   0.52 to $0.53    $   4.10 to $4.94    $   0.73 to $0.74
Net Assets (In Thousands)..........  $           5,226    $           6,287    $           7,348
Investment Income Ratio to Net
 Assets(2).........................               0.00%                0.48%                0.19%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................                -32%         -28% to -27%         -14% to -13%
2001
Units (In thousands)...............              3,620                  412                1,919
Unit Value(1)......................  $   0.77 to $0.78    $   5.68 to $6.77    $   0.84 to $0.85
Net Assets (In Thousands)..........  $           2,804    $           2,640    $           1,659
Investment Income Ratio to Net
 Assets(2).........................                0.0%                 0.0%                 0.0%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%       1.40% to 2.10%
Total Return(4)....................        -23% to -18%          -12% to -9%         -13% to -11%

                                             MET INVESTORS FUND
                                     ---------------------------------------

                                        MFS MID CAP
                                          GROWTH             PIMCO TOTAL
                                         PORTFOLIO         RETURN PORTFOLIO
                                     -----------------    ------------------
2002
Units (In thousands)...............             13,146               85,503
Unit Value(1)......................  $   0.45 to $0.46    $   1.12 to $1.14
Net Assets (In Thousands)..........  $           5,979    $          97,131
Investment Income Ratio to Net
 Assets(2).........................               0.76%                0.00%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................                -45%             7% to 8%
2001
Units (In thousands)...............              3,695               15,505
Unit Value(1)......................  $   0.82 to $0.83    $            1.07
Net Assets (In Thousands)..........  $           3,069    $          16,337
Investment Income Ratio to Net
 Assets(2).........................                0.0%                 1.6%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%
Total Return(4)....................        -16% to -11%             6% to 7%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(3) These ratios represent the annualized contract expenses of the Separate Account, consisting of mortality and expense charges and asset-based insurance, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                                              MET INVESTORS FUND                                                AMERICAN FUND
    -------------------------------------------------------------------------------------------------------   ------------------
          PIMCO            LORD ABBETT         MET/AIM MID        MET/AIM SMALL          STATE STREET
       INNOVATION        BOND DEBENTURE         CAP CORE           CAP GROWTH        RESEARCH CONCENTRATED      AMERICAN FUNDS
        PORTFOLIO           PORTFOLIO       EQUITY PORTFOLIO        PORTFOLIO       INTERNATIONAL PORTFOLIO    GROWTH PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------------   ------------------
                9,468             10,930                2,044               2,251                    828                  8,788
    $   0.29 to $0.30   $  1.28 to $1.37    $   0.96 to $0.97   $   0.84 to $0.85      $   0.88 to $0.89      $   7.28 to $8.39
    $           2,804   $         14,700    $           1,976   $           1,908      $             732      $          72,031
                 0.00%              5.94%                0.15%               0.00%                  0.26%                  0.05%
        1.15% to 2.45%     1.15% to 2.45%       1.35% to 1.40%      1.35% to 1.40%         1.35% to 1.40%         1.15% to 2.45%
          -52% to -51%          -3% to 2%         -16% to -12%        -29% to -24%           -19% to -16%                   -26%
                3,963              2,365                   --                  --                     --                  2,134
    $            0.61   $  1.32 to $1.39                   --                  --                     --      $  9.67 to $11.48
    $           2,414   $          3,236                   --                  --                     --      $          23,354
                  0.0%               2.0%                  --                  --                     --                    5.6%
        1.15% to 1.85%     1.15% to 1.85%                  --                  --                     --          1.40% to 2.10%
          -26% to -19%          -1% to 1%                  --                  --                     --            -15% to -11%

                 AMERICAN FUND
     -------------------------------------
      AMERICAN FUNDS      AMERICAN FUNDS
       GROWTH-INCOME       GLOBAL SMALL
         PORTFOLIO         CAP PORTFOLIO
     -----------------   -----------------
               10,667               11,246
     $  5.75 to $6.88    $   1.03 to $1.08
     $         70,206    $          12,042
                 1.50%                0.77%
        1.15% to 2.45%       1.15% to 2.45%
          -20% to -19%         -21% to -20%
                2,993                2,562
     $  7.20 to $8.54    $   1.31 to $1.35
     $         24,355    $           3,437
                  2.5%                 0.9%
        1.40% to 2.10%       1.15% to 1.85%
            -4% to -3%           -9% to -8%

NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of New England Life Insurance Company

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of the Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 19, 2003

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2002 AND 2001
(DOLLARS IN MILLIONS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               2002      2001
                                                              ------    ------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $658 and $340, respectively)...........  $  685    $  344
  Equity securities, at fair value (cost: $24 and $30,
    respectively)...........................................      23        27
  Policy loans..............................................     270       262
  Other limited partnership interests.......................      15        20
  Short-term investments....................................      34        --
  Other invested assets.....................................      10        12
                                                              ------    ------
      Total investments.....................................   1,037       665
                                                              ------    ------
Cash and cash equivalents...................................     106       210
Accrued investment income...................................      17        19
Premiums and other receivables..............................     180       133
Deferred policy acquisition costs...........................   1,269     1,185
Other assets................................................      89       113
Separate account assets.....................................   5,425     5,725
                                                              ------    ------
      TOTAL ASSETS..........................................  $8,123    $8,050
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $  338    $  245
  Policyholder account balances.............................     748       661
  Other policyholder funds..................................     306       296
  Policyholder dividends payable............................       2         2
  Current income taxes payable..............................      18        --
  Deferred income taxes payable.............................      63        68
  Other liabilities.........................................     254       115
  Separate account liabilities..............................   5,425     5,725
                                                              ------    ------
      TOTAL LIABILITIES.....................................   7,154     7,112
                                                              ------    ------
Commitments and contingencies (Note 6)
STOCKHOLDER'S EQUITY:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value; 1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     295       284
Accumulated other comprehensive income......................      24         4
                                                              ------    ------
      TOTAL STOCKHOLDER'S EQUITY............................     969       938
                                                              ------    ------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..................  $8,123    $8,050
                                                              ======    ======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                              2002    2001    2000
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $ 91    $117    $125
Universal life and investment-type product policy fees......   407     351     272
Net investment income.......................................    36      44      63
Other revenues..............................................   190     221     283
Net investment losses.......................................   (11)     (1)    (28)
                                                              ----    ----    ----
        TOTAL REVENUES......................................   713     732     715
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   131     104     150
Interest credited to policyholder account balances..........    30      24      20
Policyholder dividends......................................     5       3      18
Other expenses..............................................   477     463     490
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   643     594     678
                                                              ----    ----    ----
Income before provision for income taxes, cumulative effect
  of a change in accounting principle, and minority
  interest..................................................    70     138      37
Provision for income taxes..................................    14      42      25
                                                              ----    ----    ----
Income before cumulative effect of a change in accounting
  principle and minority interest...........................    56      96      12
Cumulative effect of a change in accounting principle.......   (15)     --      --
Minority interest...........................................   (25)    (20)     --
                                                              ----    ----    ----
NET INCOME..................................................  $ 16    $ 76    $ 12
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                                                        ACCUMULATED
                                                               ADDITIONAL                  OTHER
                                                      COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                      STOCK     CAPITAL     EARNINGS   (LOSS) INCOME   TOTAL
                                                      ------   ----------   --------   -------------   -----
BALANCE AT DECEMBER 31, 1999........................    $3        $647        $215         $(11)       $854
  Dividends on preferred stock......................                           (11)                     (11)
  Comprehensive income:
    Net income......................................                            12                       12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes................................                                          2           2
                                                                                                       ----
  Comprehensive income..............................                                                     14
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2000........................     3         647         216           (9)        857
  Dividends on preferred stock......................                            (8)                      (8)
  Comprehensive income:
    Net income......................................                            76                       76
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         13          13
                                                                                                       ----
  Comprehensive income..............................                                                     89
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2001........................     3         647         284            4         938
  Dividends on preferred stock......................                            (5)                      (5)
  Comprehensive income:
    Net income......................................                            16                       16
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         20          20
                                                                                                       ----
  Comprehensive income..............................                                                     36
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2002........................    $3        $647        $295         $ 24        $969
                                                        ==        ====        ====         ====        ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                               2002      2001      2000
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $    16   $    76   $    12
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................        8        10        13
    Losses from sale of investments.........................       11         1        28
    Interest credited to policyholder account balances......       30        24        20
    Universal life and investment-type product policy
     fees...................................................     (407)     (351)     (272)
    Change in accrued investment income.....................        2         1        10
    Change in premiums and other receivables................        6       (12)       (2)
    Change in deferred policy acquisition costs, net........      (79)     (153)     (113)
    Change in insurance-related liabilities.................      103       102      (420)
    Change in income taxes payable..........................        3        40       (11)
    Change in other liabilities.............................      139       (64)       26
  Other, net................................................       42       123       177
                                                              -------   -------   -------
Net cash used in operating activities.......................     (126)     (203)     (532)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      176       135       587
    Equity securities.......................................        1        --        35
  Purchases of:
    Fixed maturities........................................     (550)     (226)      (87)
    Equity securities.......................................       --        (5)       (9)
  Net change in short-term investments......................      (34)       10        53
  Net change in policy loans................................       (8)      (28)      (52)
  Loss from sale of business, net...........................       --        --       (54)
  Other, net................................................       39       (19)       (3)
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (376)     (133)      470
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    1,426     2,109     1,712
    Withdrawals.............................................   (1,023)   (1,669)   (1,532)
  Long-term debt repaid.....................................       --        --       (77)
  Dividends on preferred stock..............................       (5)       (8)      (11)
                                                              -------   -------   -------
Net cash provided by financing activities...................      398       432        92
                                                              -------   -------   -------
Change in cash and cash equivalents.........................     (104)       96        30
Cash and cash equivalents, beginning of year................      210       114        84
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   106   $   210   $   114
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     1   $     2   $     7
                                                              =======   =======   =======
    Income taxes............................................  $     6   $     7   $    22
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations), New England Securities Corporation ("NES"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. NELICO owns a majority interest in MetLife Advisers LLC ("Advisers") and New England Financial Distributors LLC ("NEFD"). On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to January 1, 2001, Advisers was owned 100% by the Company. On January 1, 2001 the Company entered into an agreement with certain affiliated entities whereby those entities received a non-voting equity interest in Advisers. The Company retained 100% of the voting interests.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies, estimates, and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. In addition, the Company has established a minority interest for the portion of the net income of Advisers not attributable to the Company's ownership of $25 million and $20 million for the years ended December 31, 2002 and 2001, respectively. Minority interest in the stockholder's equity of the Company was less than $1 million as of December 31, 2002 and 2001, respectively.

The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the fixed maturities impairment evaluation process include, but are not limited to: (i) The length of time and the extent to which the market value has been below amortized cost; (ii) The potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) The potential for impairments in an entire industry sector or sub-sector; (iv) The potential for impairments in certain economically depressed geographic locations; (v) The potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) Other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Policy loans are stated at unpaid principal balances, which are not in excess of net cash surrender values of related insurance policies. Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

VARIABLE INTEREST ENTITIES

Effective in 2003, Financial Accounting Standards Board ("FASB") Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of APB No. 51 ("FIN 46") established new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). Certain investments in real estate joint ventures and other limited partnership interests meet the VIE definition. The Company will be required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The Company is still in the process of evaluating its investments with regard to the implementation of FIN 46.

The following table presents the total assets and the maximum exposure to loss relating to the VIEs that the Company believes it is reasonably possible it will need to consolidate in accordance with the provisions of FIN 46 at:

                                                                DECEMBER 31, 2002
                                                              ----------------------
                                                                           MAXIMUM
                                                               TOTAL       EXPOSURE
                                                               ASSETS      TO LOSS
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
Other structured investment transactions....................     $18         $  --(1)
Other limited partnership interests.........................       1             1(2)
                                                                 ---         -----
    Total...................................................     $19         $   1
                                                                 ===         =====

---------------
(1) The maximum exposure to loss is based on the carrying value of beneficial interests.

(2) The maximum exposure to loss is based on the carrying value plus unfunded commitments reduced by amounts guaranteed by other partners.

The other structured investment is an equity interest in a life insurance entity that the Company holds. This entity, which reinsures certain risks from the Company and Metropolitan Life, was established to facilitate the retention of top producing agents and to increase the quality of insurance written by such agents through the use of agent-owned participating equity.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation and amortization of property, equipment, and leasehold improvements was $4 million and $54 million at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $168,000, $1 million and $9 million for the years ended December 31, 2002, 2001 and 2000, respectively. During 2002, the Company received $27 million from Metlife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

application development stage are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $15 million and $10 million at December 31, 2002 and 2001, respectively. Related amortization expense was $5 million, $8 million and $2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-participating traditional life, non-medical health policies and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Information regarding deferred policy acquisition costs is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Balance at January 1........................................  $1,185    $1,021    $  931
Capitalization of policy acquisition costs..................     189       216       223
                                                              ------    ------    ------
    Total...................................................   1,374     1,237     1,154
                                                              ------    ------    ------
Amortization allocated to:
  Net realized investment losses............................      --        --         1
  Unrealized investment (losses) gains......................      (4)      (11)       23
  Other expenses............................................     109        63       109
                                                              ------    ------    ------
    Total amortization......................................     105        52       133
                                                              ------    ------    ------
Balance at December 31......................................  $1,269    $1,185    $1,021
                                                              ======    ======    ======

Amortization of deferred policy acquisition costs is allocated to: (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized to earnings, if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 10 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

During the fourth quarter of 2002, the Company completed the goodwill impairment tests, which indicated the Company's goodwill was impaired. The Company wrote off all of the goodwill and recorded a cumulative effect of a change in accounting principle of $15 million. The goodwill impairment was due to reductions in anticipated future performance of its subsidiary, Nathan and Lewis Securities, Inc.

Net income for the years ended December 31, 2001 and 2000, adjusted to exclude amortization of goodwill, would have been $78 million and $14 million, respectively.

Changes in goodwill were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Net balance at January 1....................................   $ 15       $17       $19
Impairment losses...........................................    (15)       --        --
Amortization................................................     --        (2)       (2)
                                                               ----       ---       ---
Net balance at December 31..................................   $ --       $15       $17
                                                               ====       ===       ===

                                                              DECEMBER 31,
                                                              -------------
                                                              2002     2001
                                                              -----    ----
                                                               (DOLLARS IN
                                                                MILLIONS)
Accumulated amortization....................................  $ --      $8
                                                              =====     ==

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 6% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 3%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 1% to 9%, less expenses, mortality charges, and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such fees are recognized in the period in which services are performed. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

Other revenues include broker/dealer commissions and fees, and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

PARTICIPATING BUSINESS

Participating business represented approximately 3% of the Company's life insurance in force and 9% of the number of life insurance policies in force at December 31, 2002 and 2001. Participating policies represented approximately 52% and 70%, 52% and 67% and 55% and 65% of gross and net life insurance premiums for the years ended December 31, 2002, 2001 and 2000, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

INCOME TAXES

Beginning in taxable year 2002, NELICO joins with MetLife and its includable affiliates in filing a consolidated federal income tax return. Prior to taxable year 2002, NELICO and its includable life insurance and non-life insurance subsidiaries filed a separate consolidated federal income tax return. Non-includable subsidiaries of NELICO file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair market value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the investments of the separate account accrue directly to contract holders and, accordingly, are not reflected in the Company's consolidated financial statements. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

In January 2003, the FASB issued FIN 46 which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The Company is in the process of assessing the impact of FIN 46 on its consolidated financial statements. Certain disclosure provisions of FIN 46 were required for December 31, 2002 financial statements. See "Variable Interest Entities."

Effective July 1, 2001, the Company adopted SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS 141 did not have an impact on the Company's consolidated financial statements for 2002.

Effective January 1, 2002, the Company adopted SFAS No. 142 Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill was $2 million for both years ended December 31, 2001 and 2000. The Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets. As a result of these tests, the Company recorded a $15 million charge to earnings relating to the impairment of all goodwill assets in the fourth quarter of 2002 as a cumulative effect of a change in accounting principle.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have an impact on the Company's consolidated financial statements for 2002.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections. In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and will not have a significant impact on the Company's consolidated results of operations, financial position or cash flows.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2002 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     371        19       2         388
  Mortgage-backed securities................................     147         3      --         150
  Foreign corporate securities..............................      60         4       1          63
  U.S. treasuries/agencies..................................      22         2      --          24
  Asset-backed securities...................................      40         2      --          42
  Foreign government securities.............................       1        --      --           1
  Other fixed income assets.................................      17        --      --          17
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $658       $30      $3        $685
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 24       $--      $1        $ 23
                                                                ====       ===      ==        ====

Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     179         6       3         182
  Mortgage-backed securities................................      83        --      --          83
  Foreign corporate securities..............................      21         1       1          21
  U.S. treasuries/agencies..................................      27         1      --          28
  Asset-backed securities...................................      11        --      --          11
  Foreign government securities.............................       4        --      --           4
  Other fixed income assets.................................      15        --      --          15
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $340       $ 8      $4        $344
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 30       $--      $3        $ 27
                                                                ====       ===      ==        ====

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $28 million for the years ended December 31, 2002 and 2001, respectively. Non-income producing fixed maturities were $1 million and $657 thousand at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date are shown below:

                                                               COST OR
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 11          $ 12
Due after one year through five years.......................     200           207
Due after five years through ten years......................     179           189
Due after ten years.........................................      81            84
                                                                ----          ----
    Subtotal................................................     471           492
Mortgage-backed and asset-backed securities.................     187           193
                                                                ----          ----
  Total fixed maturities....................................    $658          $685
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of securities classified as available-for-sale were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2002      2001      2000
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Proceeds....................................................   $62      $127      $119
Gross investment gains......................................     1         2         1
Gross investment losses.....................................     3         2         1

Gross investment losses above exclude writedowns recorded during 2002 and 2001 for other than temporarily impaired available-for-sale securities of $9 million and $1 million, respectively. There were no writedowns for the year ended December 31, 2000.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2002 and 2001.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $24       $23       $48
Equity securities...........................................   --         1         2
Policy loans................................................   15        14        12
Other limited partnership interests.........................   (6)        5         2
Cash, cash equivalents and short-term investments...........    4        --        --
Other.......................................................    2         2         4
                                                              ---       ---       ---
    Total...................................................   39        45        68
Less: Investment expenses...................................    3         1         5
                                                              ---       ---       ---
    Net investment income...................................  $36       $44       $63
                                                              ===       ===       ===

NET INVESTMENT LOSSES

Net investment losses were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $(5)      $--       $ --
Equity securities...........................................   (6)       --        (28)
Other.......................................................   --        (1)        (1)
                                                              ----      ---       ----
    Total...................................................  (11)       (1)       (29)
Amounts allocable to deferred policy acquisition costs......   --        --          1
                                                              ----      ---       ----
    Net investment losses...................................  $(11)     $(1)      $(28)
                                                              ====      ===       ====

Investment losses have been reduced by deferred policy acquisition costs to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $27       $ 4       $(5)
Equity securities...........................................   (1)       (3)       (2)
Other invested assets.......................................   (1)       (2)       --
                                                              ----      ---       ---
    Total...................................................   25        (1)       (7)
                                                              ----      ---       ---
Amounts allocable to:
  Deferred policy acquisition costs.........................    9         5        (6)
Deferred income taxes.......................................  (10)       --         4
                                                              ----      ---       ---
    Total...................................................   (1)        5        (2)
                                                              ----      ---       ---
    Net unrealized investment gains (losses)................  $24       $ 4       $(9)
                                                              ====      ===       ===

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $ 4       $(9)      $(11)
Unrealized gains during the year............................   26         6         25
Unrealized gains (losses) relating to
    Deferred policy acquisition costs.......................    4        11        (23)
Deferred income taxes.......................................  (10)       (4)        --
                                                              ----      ---       ----
Balance at December 31......................................  $24       $ 4       $ (9)
                                                              ====      ===       ====
Net change in unrealized investment gains...................  $20       $13       $  2
                                                              ====      ===       ====

3. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2002
Assets:
  Fixed maturities..........................................    $685         $685
  Equity securities.........................................      23           23
  Policy loans..............................................     270          270
  Short-term investments....................................      34           34
  Cash and cash equivalents.................................     106          106
Liabilities:
  Policyholder account balances.............................     282          264

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2001
Assets:
  Fixed maturities..........................................    $344         $344
  Equity securities.........................................      27           27
  Policy loans..............................................     262          262
  Cash and cash equivalents.................................     210          210
Liabilities:
  Policyholder account balances.............................     228          222

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.

                                                                         DECEMBER 31,
                                                              ----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              ----------------    --------------
                                                              2002       2001     2002     2001
                                                              -----      -----    -----    -----
                                                                    (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........  $  --      $ 286    $ 13     $ 45
  Interest cost.............................................     --         --       1        1
  Actuarial losses (gains)..................................     --         --       3       (1)
  Transfers in (out of controlled group)....................     --       (286)     --      (31)
  Benefits paid.............................................     --         --      (1)      (1)
                                                              -----      -----    ----     ----
Projected benefit obligation at end of year.................     --         --      16       13
                                                              -----      -----    ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     --        213      --       --
  Transfers in (out of controlled group)....................     --       (213)     --       --
                                                              -----      -----    ----     ----
Contract value of plan assets at end of year................     --         --      --       --
Under funded................................................     --         --     (16)     (13)
                                                              -----      -----    ----     ----
Unrecognized net actuarial (gains)..........................     --         --     (14)     (18)
                                                              -----      -----    ----     ----
Prepaid accrued benefit cost................................  $  --      $  --    $(30)    $(31)
                                                              =====      =====    ====     ====

There were no aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans.

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                              PENSION BENEFITS     OTHER BENEFITS
                                                              -----------------    --------------
                                                               2002       2001     2002     2001
                                                              -------    ------    -----    -----
                                                                     (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31,
Discount rate...............................................     N/A       N/A     6.75%    7.40%
Expected rate of return on plan assets......................     N/A       N/A      N/A      N/A
Rate of compensation increase...............................     N/A       N/A      N/A      N/A

The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9% in 2002, gradually decreasing to 5% in 2010 and generally 9.5% in 2001, gradually decreasing to 5% over five years.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:

                                                    PENSION BENEFITS           OTHER BENEFITS
                                                 ----------------------    ----------------------
                                                 2002     2001     2000    2002     2001     2000
                                                 -----    -----    ----    -----    -----    ----
                                                              (DOLLARS IN MILLIONS)
Service cost...................................    --       --       7       --       --       1
Interest cost..................................    --       --      20        1        1       3
Expected return on plan assets.................    --       --     (19)      --       --      --
Amortization of prior actuarial gains..........    --       --       1       (1)      (1)     (1)
                                                 -----    -----    ----    -----    -----    ---
Net periodic benefit cost......................  $ --     $ --     $ 9     $ --     $ --     $ 3
                                                 =====    =====    ====    =====    =====    ===

SAVINGS AND INVESTMENT PLANS

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the year ended December 31, 2000. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

5. SEPARATE ACCOUNTS

The Company has non-guaranteed separate accounts totaling $5,425 million and $5,725 million at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $54 million, $48 million and $46 million for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

6. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2002, 2001, and 2000.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

7. INCOME TAXES

The provision for income tax expense was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Current:
  Federal...................................................   $ 29       $(2)     $ 36
                                                               ----       ---      ----
                                                                 29        (2)       36
                                                               ----       ---      ----
Deferred:
  Federal...................................................    (15)       44       (12)
  State and local...........................................     --        --         1
                                                               ----       ---      ----
                                                                (15)       44       (11)
                                                               ----       ---      ----
Provision for income taxes..................................   $ 14       $42      $ 25
                                                               ====       ===      ====

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................  $25       $48       $13
Tax effect of:
  Tax exempt investment income..............................   (3)       (2)       --
  Sale of Subsidiaries......................................   --        --        10
  Other, net................................................   (8)       (4)        2
                                                              ---       ---       ---
Provision for income taxes..................................  $14       $42       $25
                                                              ===       ===       ===

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2002          2001
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................   $300          $284
  Tax loss carry-forwards...................................     10            10
  Other.....................................................     22            20
                                                               ----          ----
                                                                332           314
                                                               ----          ----
  Less: valuation allowance.................................     10            10
                                                               ----          ----
                                                                322           304
                                                               ----          ----
Deferred income tax liabilities:
  Investments...............................................     (5)            6
  Deferred policy acquisition costs.........................    365           344
  Net unrealized investment gains...........................     10             4
  Other.....................................................     15            18
                                                               ----          ----
                                                                385           372
                                                               ----          ----
Net deferred income tax liability...........................   $(63)         $(68)
                                                               ====          ====

8. REINSURANCE

The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. Risks in excess of $5 million are 100% reinsured. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

The effect of reinsurance on premiums earned is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 228      $ 305      $ 221
Reinsurance assumed.........................................     --        (10)        11
Reinsurance ceded...........................................   (137)      (178)      (107)
                                                              -----      -----      -----
Net premiums................................................  $  91      $ 117      $ 125
                                                              =====      =====      =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 127      $ 102      $  73
                                                              =====      =====      =====

Reinsurance recoverables, included in premiums and other receivables, were $116 million and $94 million at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
BALANCE AT JANUARY 1........................................  $ 7       $ 4       $ 4
  Reinsurance recoverables..................................   (5)       (3)       (3)
                                                              ---       ---       ---
NET BALANCE AT JANUARY 1....................................    2         1         1
                                                              ---       ---       ---
Incurred related to:
  Current year..............................................    1         1        --
                                                              ---       ---       ---
NET BALANCE AT DECEMBER 31..................................    3         2         1
  Add: Reinsurance recoverables.............................   10         5         3
                                                              ---       ---       ---
BALANCE AT DECEMBER 31......................................  $13       $ 7       $ 4
                                                              ===       ===       ===

9. OTHER EXPENSES

Other expenses were comprised of the following:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Compensation................................................  $  99      $ 106      $  92
Commissions.................................................    250        224        234
Amortization of policy acquisition costs....................    109         63        109
Capitalization of policy acquisition costs..................   (189)      (216)      (223)
Advisory fees...............................................     84         95         85
Insurance taxes, licenses, and fees.........................      8         23         27
Agency allowances...........................................     69         90         86
Other.......................................................     47         78         80
                                                              -----      -----      -----
  Total other expenses......................................  $ 477      $ 463      $ 490
                                                              =====      =====      =====

10. STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31. In addition, Dividends cannot be paid from a source other than statutory surplus without prior approval of the Commissioner. Since NELICO's statutory surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

The Company paid no common stockholder dividends for the years ended December 31, 2002, 2001 and 2000. The Company paid preferred dividends of $5 million, $8 million, and $11 million during the years ended December 31, 2002, 2001, and 2000, respectively, with prior approval of the Commissioner.

STATUTORY EQUITY AND INCOME

Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net (loss) income of the Company, as filed with the Commonwealth of Massachusetts Division of Insurance (the "Division"), was ($35) million, $2 million and ($11) million for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $360 million and $364 million at December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

The Division required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. OTHER COMPREHENSIVE INCOME

The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $10       $20       $ 23
Income tax effect of holding (gains) or losses..............   (3)       (5)        16
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   16       (12)        --
  Amortization of premiums and accretion of discounts on
    investments.............................................    1        (1)        --
  Income tax effect.........................................   (6)        3         --
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................    4        11        (23)
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................   (2)       (3)       (14)
                                                              ---       ----      ----
Other comprehensive income..................................  $20       $13       $  2
                                                              ===       ====      ====

12. RELATED PARTY TRANSACTIONS

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $154 million and $73 million for administrative services in 2002 and 2001 respectively. The Company charged Metropolitan Life $164 million for administrative services for 2000. In addition, $61 million was charged to Metropolitan Life by the Company for other miscellaneous services for 2000. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

During 2002, the Company received $27 million from MetLife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $5 million, $8 million and $11 million of dividends on the preferred stock in 2002, 2001 and 2000, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. Under these agreements, which expired in 2001, the Company paid $0, $5 million, $0 in 2002, 2001 and 2000, respectively.

Commissions earned by NES from sales of shares in funds sponsored by New England Funds ("NEF"), a subsidiary of MetLife through October 2000, were $12 million in 2000. NES earned asset-based income of $10 million on assets under management with NEF of approximately $3,500 million in 2000.

Management believes intercompany expenses have been calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premium of $34 million, $32 million, and $28 million in 2002, 2001 and 2000, respectively.

13. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Life and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Life and Health provides group life, medical, and disability contracts to corporations and small businesses and provides disability income coverage to individuals. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2002, 2001 and 2000. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2002                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   75       $    3     $   --       $11         $    2      $   91
Universal life and investment-type product
  policy fees.............................       281           41         10        --             75         407
Net investment income.....................         6            8          2         1             19          36
Other revenues............................        13           (3)         4         7            169         190
Net investment losses.....................        (1)          (1)        --        --             (9)        (11)
Policyholder benefits and claims..........       110            7         --         8              6         131
Interest credited to policyholder.........        21            6          3        --             --          30
Policyholders' Dividends..................         5           --         --        --             --           5
Other Expenses............................       195           36         12         8            226         477
Income (loss) before provision for income
  taxes, cumulative effect of a change in
  accounting principle, and minority
  interest................................        43           (1)         1         3             24          70
Provision (benefit) for income taxes......        15           --         --         1             (2)         14
Income (loss) before cumulative effect of
  a change in accounting principle, and
  minority interest.......................        28           (1)         1         2             26          56
Cumulative effect of a change in
  accounting principle....................        --           --         --        --            (15)        (15)
Minority interest.........................        --           --         --        --            (25)        (25)
Net income (loss).........................        28           (1)         1         2            (14)         16
Total assets..............................     3,634        2,270      1,160        16          1,043       8,123
Deferred policy acquisition costs.........     1,132          118         10         2              7       1,269
Separate account assets...................     2,317        1,996      1,112        --             --       5,425
Policyholder liabilities..................     1,031          255         38        22             48       1,394
Separate account liabilities..............     2,317        1,996      1,112        --             --       5,425

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2001                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   73       $    1     $   --       $42          $  1       $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --            64          351
  Net investment (loss) income............        (6)           3          3         1            43           44
Other revenues............................         6            3          4        10           198          221
Net investment gains (losses).............         2           --         --        --            (3)          (1)
Policyholder benefits and claims..........        69            2         (2)       32             3          104
Interest credited to policyholder.........        18            3          3        --            --           24
Policyholders' Dividends..................         3           --         --        --            --            3
Other Expenses............................       160           32          7        13           251          463
Income before provision for income taxes
  and minority interest...................        72           --          9         8            49          138
Provision for income taxes................        24           --          3         3            12           42
Income before minority interest...........        48           --          6         5            37           96
Minority interest.........................        --           --         --        --           (20)         (20)
Net income................................        48           --          6         5            17           76
Total assets..............................     3,704        2,047      1,252        48           999        8,050
Deferred policy acquisition costs.........     1,062          101         11         5             6        1,185
Separate account assets...................     2,709        1,834      1,182        --            --        5,725
Policyholder liabilities..................       894          182         47        42            39        1,204
Separate account liabilities..............     2,709        1,834      1,182        --            --        5,725

                                                                                       CORPORATE
FOR THE YEAR ENDED                  INDIVIDUAL   INDIVIDUAL    GROUP    GROUP LIFE,       AND
DECEMBER 31, 2000                      LIFE       ANNUITY     PENSION       A&H       SUBSIDIARIES   TOTAL
------------------                  ----------   ----------   -------   -----------   ------------   ------
                                                             (DOLLARS IN MILLIONS)
Premiums..........................    $  70         $ --       $ --        $ 36          $   19      $  125
Universal life and investment-type
  product policy fees.............      210           25          7          --              30         272
Net investment (loss) income......      (13)          (1)         1          --              76          63
Other revenues....................       11           10          7           8             247         283
Net investment gains (losses).....       35            2         (2)         --             (63)        (28)
Policyholder benefits and
  claims..........................       83            6         --          31              30         150
Interest credited to
  policyholder....................       13            2          3          --               2          20
Policyholders' Dividends..........        3           --         --          --              15          18
Other Expenses....................      153           33          8          13             283         490
Income (loss) before provision for
  income taxes....................       61           (5)         2          --             (21)         37
Provision (benefit) for income
  taxes...........................        9           (3)         2          --              17          25
Net income (loss).................       52           (2)        --          --             (38)         12

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

PART C.      OTHER INFORMATION

ITEM 24.     Financial Statements and Exhibits

(a)  Financial Statements

       The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


       Statement of Assets and Liabilities as of December 31, 2002.



       Statement of Operations for the year ended December 31, 2002.



       Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001.


       Notes to Financial Statements.

       The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


       Consolidated Balance Sheets as of December 31, 2002 and 2001.



       Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2002, 2001 and 2000.



       Consolidated Statements of Equity for the years ended December 31, 2002, 2001 and 2000.



       Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.


       Notes to Consolidated Financial Statements.

(b)  Exhibits

        (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

       (2) None.

       (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

       (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

       (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 33-64879) filed on December 11, 1995.

       (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

       (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.




                                     III-1

       (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase
       Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

       (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

       (iv) Forms of Endorsements: (Fixed Account Rider for Variable Annuity, NEL-500 (05/01); Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


       (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Individual Retirement Annuity Endorsement NEL-408.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are filed herewith.


       (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

       (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.



       (iii) Form of Application (NEA APP-1-02) is filed herewith.


       (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

       (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

       (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 28, 1999.

       (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 27, 2001.


       (7) Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No.__, effective April 1, 2001 and dated June 26, 2001 is filed herewith.


       (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

       (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 19, 2001.

       (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 19, 2001.

       (iv) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

       (v) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2002 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

                                     III-2

       (9) Opinion and Consent of Anne M. Goggin, Esq. (NELICO) filed herewith.

       (10) (i) Consent of Deloitte & Touche LLP filed herewith.

       (ii) Consent of Sutherland Asbill & Brennan LLP filed herewith.

       (11) None

       (12) None

       (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


       (14) (i) Powers of Attorney are incorporated herein by reference to the Registration Statement of the New England Variable Life Separate Account, Post-Effective Amendment No. 1, on Form N-6 (No. 333-73676) filed as Exhibit (r) on December 13, 2002.



ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR



     Name and Principal Business Address     Positions and Offices with Depositor
C. Robert Henrikson(2)                      Chairman, President and Chief Executive Officer

Thom A. Faria(1)                            Director and President, New England Financial
                                            Distribution

Stewart G. Nagler(2)                        Director

Catherine A. Rein(3)                        Director

Stanley J. Talbi(2)                         Director

Lisa M. Weber(2)                            Director

William J. Wheeler(2)                       Director

David W. Allen(1)                           Senior Vice President

Mary Ann Brown(4)                           Senior Vice President and Chief Actuary



                                     III-3

James D. Gaughan(2)                         Secretary and Clerk

Anne M. Goggin(1)                           Senior Vice President and General Counsel

Alan C. Leland, Jr.(1)                      Senior Vice President

George J. Maloof(1)                         Executive Vice President

Hugh C. McHaffie(1)                         Senior Vice President

Scott D. McInturff(1)                       Senior Vice President and Actuary

Stephen J. McLaughlin(1)                    Senior Vice President

Thomas W. Moore(1)                          Senior Vice President

Anthony J. Williamson(4)                    Senior Vice President and Treasurer (Principal
                                            Financial Officer)

Virginia M. Wilson(4)                       Senior Vice President and Controller (Principal
                                            Accounting Officer)


(1)   New England Financial, 501 Boylston Street, Boston, MA 02117

(2)   MetLife, One Madison Avenue, New York, NY 10010

(3) Metropolitan Property and Casualty Insurance Company, 700 Quaker Lane, Warwick, RI 02887

(4)   MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island, City NY
      11101


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc.


                                     III-4

          ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2002

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2002. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association  (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Capital Trust I (DE)

E.    Aseguradora Hidalgo, S.A. (Mexico)

F.    Metropolitan Insurance and Annuity Company (DE)

G. MetLife Pensiones S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

H. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by Met-Life, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Reaseguros de Vida S.A. (Chile)- 99.999735% is owned by MetLife Chile Inversiones Limitada and 0.000265% is owned by MetLife International Holdings, Inc.

      2. MetLife Chile Seguros de Vida S.A. (Chile)- 95.7302007% is owned by MetLife Chile Inversiones Limitada, 4.2696274% by MetLife Chile Reaseguros de Vida S.A. and 0.0001719% by MetLife International Holdings, Inc.

I. Seguros Genesis S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

K.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

M.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Group of Ohio (OH)

      3.    Security First Insurance Agency (MA)

      4.    MetLife Investors Distribution Company (DE)

      5.    MetLife Investors Insurance Agency, Inc. (Nevada)

      6.    Met Investors Advisory, LLC (DE)

      7.    MetLife Investors Financial Agency, Inc. (TX)

N.    MetLife International Holdings, Inc. (DE)

      1. MetLife Iberia, S.A.(Spain)- Shares of MetLife Iberia, S.A. are held by MetLife International Holdings at 80%.

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Gnerales, Sociedad Anonima de Seguros y Reaseguros (Spain)

      2.    Natiloportem Holdings, Inc.(DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Metropolitan Life Insurance Company.

            b)    Metropolitan Company Limited (Isle of Man)

            c)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            d) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited are held by MetLife International Holdings, Inc. and 74% by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

      5.    Metropolitan Life Seguros de Retiro S.A. (Argentina)

      6.    Metropolitan Life Seguros de Vida S.A. (Argentina)

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Vida S.A. (Argentina) and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia are held by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)- 48% of the shares of Metropolitan Life Ubezpieczen na Zycie S.A. are held directly by MetLife, Inc.

      9.    MetLife Insurance Company of Korea Limited (South Korea)

      10.   Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)

            a) Seguradora Seasul S.A. (Brazil) - 99.89% of the shares of Seguradora Seasul S.A. are held by Metropolitan Life Seguros e Previdencia Privada S.A.

O.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Four Company is held by 334 Madison Euro Investments, Inc. and 1% is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc.(MA)- AEW Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   New England Portfolio Advisors, Inc. (MA)

      11.   Benefit Services Corporation (GA)

      12.   One Madison Merchandising L.L.C. (CT)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   Metropolitan Tower Life Insurance Company (DE)

      20.   Security Equity Life Insurance Company (NY)

      21.   MetLife Security Insurance Company of Louisiana (LA)

      22. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company.

      23.   Met Life Holdings Luxembourg S.A. (Luxembourg)

      24.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      25.   MetLife (India) Private Ltd. (India)

      26.   Metropolitan Marine Way Investments Limited (Canada)

      27. MetLife Central European Services Spolka z Organiczona Odpowiedzialmoscia (Poland)

      28.   MetLife Investments Ireland Limited (Ireland)

      29.   MetLife Private Equity Holdings, LLC (DE)

      30.   MetLife Securities, Inc. (DE)

      31.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      32.   Metropolitan Realty Management, Inc. (DE)

            a)    Edison Supply and Distribution (DE)

            b)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc.(NJ)

      33.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      34.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      35.   Metropolitan Property & Casualty Insurance Company

            a)    Metropolitan General Insurance Company (RI)

            b)    Metropolitan Casualty Insurance Company (RI)

            c)    Metropolitan Direct Property and Casualty Insurance Company
                  (RI)

            d)    Met P&C Managing General Agency, Inc.(TX)

            e)    MetLife Auto & Home Insurance Agency, Inc. (RI)

            f)    Metropolitan Group Property and Casualty Insurance Company
                  (RI)

                  (1) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

            g)    Metropolitan Lloyds, Inc. (TX)

                  (1) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

            h)    Economy Fire & Casualty Company (IL)

                  (1)   Economy Preferred Insurance Company (IL)

                  (2)   Economy Premier Assurance Company (IL)

      36.   SSRM Holdings, Inc. (DE)

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc.(DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6) Metric Property Management, Inc. (DE)- 50% of Metric Property Management is held by Metric Realty and SSR Realty Advisors, Inc.

                  (7) Metric Realty (IL)- 50% of Metric Realty is held by SSR Realty Advisors, Inc.

      37.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 73.78% Limited Partnership interest of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A.(Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      38.   MetLife General Insurance Agency, Inc. (DE)




            a)    MetLife General Insurance Agency of Alabama, Inc. (DE)

            b)    MetLife General Insurance Agency of Kentucky, Inc. (DE)

            c)    MetLife General Insurance Agency of Mississippi, Inc. (DE)

            d)    MetLife General Insurance Agency of North Carolina, Inc. (DE)

            e)    MetLife General Insurance Agency of Texas, Inc.(DE)

            f)    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      39.   MetLife New England Holdings, Inc. (DE)

            a)    New England Life Insurance Company (MA)

                  (1)   New England Life Holdings, Inc. (DE)

                         (a)   New England Securities Corporation (MA)

                        (b)   Hereford Insurance Agency, Inc. (MA)

                        (c)   Hereford Insurance Agency of Hawaii, Inc. (HI)

                        (d)   Fairfield Insurance Agency of Texas, Inc. (TX)

                        (e)   MetLife Advisers, LLC (MA)

                        (f)   N.L. Holding Corp. (DEL) (NY)

                              (i) Nathan & Lewis Securities, Inc. (NY)

                              (ii) Nathan & Lewis Associates-Arizona, Inc. (AZ)

                              (iii) Nathan & Lewis of Nevada, Inc. (NV)

                              (iv) Nathan & Lewis Associates, Inc. (NY)

                                    (A)   Nathan and Lewis Insurance Agency of
                                          Massachusetts, Inc. (MA)

                                    (B)   Nathan and Lewis Associates of Texas,
                                          Inc. (TX)

                  (2)   Newbury Insurance Company, Limited (Bermuda)

                  (3)   New England Pension and Annuity Company (DE)

                  (4)   Omega Reinsurance Corporation (AZ)

      40.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   John S. McSwaney & Associates, Inc. (ND)

                  (3) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation are owned by General American Life Insurance Company.

                  (4)   Krisman, Inc. (MO)

                  (5)   White Oak Royalty Company (OK)

                  (6)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 48.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company and 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)


                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc.(MO)

                                                (a.1) Reinsurance Partners, Inc.
                                                      (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii) RGA Holdings Limited (U.K) (United Kingdom)

                              (ix)  RGA UK Services Limited (United Kingdom)

                              (x)   RGA Capital Limited U.K. (United Kingdom)

                              (xi)  RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (xii) RGA South African Holdings (Pty) Ltd. (South
                                    Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xiii)RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xiv) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xv)  RGA Argentina S.A. (Argentina)

                              (xvi) Regal Atlantic Company (Bermuda)
                                    Ltd.(Bermuda)

                              (xvii)Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                     III-5

ITEM 27.     NUMBER OF CONTRACTOWNERS


       As of March 31, 2003, there were 4,633 owners of tax-qualified contracts and 11,540 owners of non-qualified contracts.


ITEM 28.     INDEMNIFICATION

The Depositor's parent, Metropolitan Life Insurance Company ("Metropolitan Life") has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which the Depositor and New England Securities Corporation, the Registrant's principal underwriter (the "Underwriter"), as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter. A provision in the Depositor's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers or employees of the Depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




                                     III-6

ITEM 29.     PRINCIPAL UNDERWRITERS

       (a) New England Securities Corporation also serves as principal underwriter for:



       New England Variable Annuity Fund I
       New England Variable Life Separate Account
       New England Life Retirement Investment Account
       The New England Variable Account

       (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


         Name                      Positions and Offices with
                                     Principal Underwriter
Vacant                      Chairman of the Board, Director, President and
                            Chief Executive Officer

Virgil E. Aquino(5)         Vice President

Steven J. Brash(3)          Assistant Treasurer

Leo R. Brown(3)             Assistant Treasurer

David Decker(4)             Vice President

Mary M. Diggins(1)          Vice President, General Counsel, Secretary and Clerk

Johannes A. Etwaroo(5)      Vice President of Operations

Thom A. Faria(1)            Director

Anne M. Goggin(1)           Director

Rick R. Guistolise(6)       Vice President, Chief Operating Officer

Gregory M. Harrison(3)      Assistant Treasurer

Paul D. Hipworth(5)         Assistant Vice President, Chief Financial Officer,
                            and Treasurer

Laura A. Hutner(1)          Vice President

Mitchell A. Karman(1)       Vice President

Rebecca Chiccino Kovatch(1) Vice President

Joanne E. Logue(1)          Vice President, Chief Compliance Officer

Genevieve Martin(1)         Field Vice President

Sean McNamara(5)            Assistant Vice President

Bette Skandalis(1)          Vice President, Financial Planning




Principal Business Address:

(1)       New England Financial - 501 Boylston Street, Boston, MA 02117
(2)       MetLife - One Madison Avenue, New York, NY 10010
(3)       MetLife - 27-01 Queens Plaza North, Long Island City, NY 11101
(4)       MetLife - 260 Madison Avenue, New York, NY 10016
(5)       MetLife - 485 E US Highway South, Iselin, NY 08830
(6)       MetLife - 177 South Commons Drive, Aurora, IL 60504


       (c)


          (1)                     (2)                (3)              (4)              (5)
        Name of            Net Underwriting
       Principal             Discounts and      Compensation       Brokerage
      Underwriter             Commissions       on Redemption     Commissions     Compensation
New England Securities
Corporation                  $25,188,719              0               0                 0



Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

                                     III-7

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a) Registrant

       (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

       (c) New England Securities Corporation 399 Boylston Street Boston, Massachusetts 02116

       (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31.     MANAGEMENT SERVICES

       Not applicable

ITEM 32.     UNDERTAKINGS

Registrant hereby makes the following undertakings:

       (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

       (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

       (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

       (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

       New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.




                                     III-8

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2003.

                  New England Variable Annuity Separate Account
                                  (Registrant)

                     By: New England Life Insurance Company
                                   (Depositor)

                                        By:  /s/ Anne M. Goggin
                                             -------------------------
                                                 Anne M. Goggin, Esq.
                                                 Senior Vice President
                                                 and General Counsel

Attest:

/s/ John E. Connolly, Jr.
-------------------------
    John E. Connolly, Jr.
    Assistant Secretary


                                     III-9

                                   SIGNATURES



       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2003.



                       New England Life Insurance Company

                                             By:  /s/ Anne M. Goggin
                                                  -------------------------
                                                      Anne M. Goggin, Esq.
                                                      Senior Vice President
                                                      and General Counsel

Attest:


/s/ John E. Connolly, Jr.
-------------------------
    John E. Connolly, Jr.
    Assistant Secretary

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2003.


         *                                Chairman, President and
--------------------                      Chief Executive Officer
C. Robert Henrikson

         *                                        Director
--------------------
Thom A. Faria

         *                                        Director
--------------------
Stewart G. Nagler

         *                                        Director
--------------------
Catherine A. Rein

         *                                        Director
--------------------
Stanley J. Talbi

         *                                        Director
--------------------
Lisa M. Weber

         *                                        Director
--------------------
William J. Wheeler

         *                                        Senior Vice President and Treasurer
--------------------                              (Principal Financial Officer)
Anthony J. Williamson

         *                                        Senior Vice President and Treasurer
--------------------                              (Chief Accounting Officer)
Virginia M. Wilson


By: /s/ Marie C. Swift
   -------------------------
        Marie C. Swift
        Attorney-in-fact
        April 25, 2003


* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the New England Variable Life Separate Account on Form N-6 Registration Statement, File No. 333-73676, on December 13, 2002.


                                     III-10

                                 Exhibit Index

(4) (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Individual Retirement Annuity Endorsement NEL-408.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02).


(5) (iii)  Form of Application (NEA APP-1-02).


(7) Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd.


(9)  Opinion and Consent of Anne M. Goggin, General Counsel (NELICO).


(10) (i)  Consent of Deloitte & Touche LLP.

     (ii) Consent of Sutherland Asbill & Brennan LLP.